UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

May 31, 2015

1.802168.111

ENE-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 16.6%
Oil & Gas Drilling - 1.3%
Helmerich & Payne, Inc.	78,600	$ 5,737,014
Ocean Rig UDW, Inc. (United States)	296,300	2,296,325
Odfjell Drilling A/S (a)	1,539,580	1,315,465
Unit Corp. (a)	402,000	12,675,060
Vantage Drilling Co. (a)	5,412,507	1,845,665
Xtreme Drilling & Coil Services Corp. (a)	2,252,600	4,890,656
		28,760,185
Oil & Gas Equipment & Services - 15.3%
Baker Hughes, Inc.	957,900	61,746,234
C&J Energy Services Ltd. (a)	109,000	1,638,270
Dril-Quip, Inc. (a)	228,174	17,245,391
FMC Technologies, Inc. (a)	651,459	27,224,472
Frank's International NV	563,400	11,166,588
Oceaneering International, Inc.	566,227	28,764,332
Schlumberger Ltd.	2,223,181	201,798,139
Total Energy Services, Inc.	147,600	1,734,027
		351,317,453
TOTAL ENERGY EQUIPMENT & SERVICES		380,077,638
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.0%
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	328,878	10,635,915
Renewable Electricity - 0.5%
NextEra Energy Partners LP	250,400	11,831,400
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		22,467,315
OIL, GAS & CONSUMABLE FUELS - 81.2%
Integrated Oil & Gas - 18.8%
Chevron Corp.	1,369,223	141,029,969
Exxon Mobil Corp.	3,382,548	288,193,089
Suncor Energy, Inc.	73,200	2,139,611
		431,362,669
Oil & Gas Exploration & Production - 45.6%
Anadarko Petroleum Corp.	1,174,215	98,176,116
Antero Resources Corp. (a)	153,700	6,149,537
Apache Corp.	151,700	9,077,728
Bankers Petroleum Ltd. (a)	1,607,000	3,928,337
Bonanza Creek Energy, Inc. (a)	271,900	5,650,082
Cabot Oil & Gas Corp.	378,900	12,867,444
California Resources Corp.	1,607,200	12,616,520
Canadian Natural Resources Ltd.	292,100	9,014,794
Carrizo Oil & Gas, Inc. (a)	127,500	6,395,400
Cimarex Energy Co.	767,545	88,659,123
Concho Resources, Inc. (a)	426,100	51,259,830
ConocoPhillips Co.	1,033,396	65,806,657

	Shares	Value
Continental Resources, Inc. (a)(d)	426,772	$ 19,443,732
Devon Energy Corp.	106,000	6,913,320
Diamondback Energy, Inc.	412,200	32,073,282
Encana Corp.	1,070,000	13,559,987
Energen Corp.	451,468	31,241,586
EOG Resources, Inc.	1,550,164	137,484,045
Evolution Petroleum Corp.	162,543	1,121,547
Gulfport Energy Corp. (a)	592,500	25,572,300
Hess Corp.	213,800	14,435,776
Kosmos Energy Ltd. (a)	570,500	5,071,745
Marathon Oil Corp.	330,700	8,991,733
Memorial Resource Development Corp.	1,281,300	24,229,383
Newfield Exploration Co. (a)	1,873,700	70,844,597
Noble Energy, Inc.	1,470,788	64,391,099
Northern Oil & Gas, Inc. (a)	569,814	3,891,830
Paramount Resources Ltd. Class A (a)	92,700	2,388,315
Parsley Energy, Inc. Class A	656,000	11,473,440
PDC Energy, Inc. (a)	691,651	41,250,066
Peyto Exploration & Development Corp. (d)	112,700	3,054,935
Pioneer Natural Resources Co.	458,899	67,839,039
Rice Energy, Inc. (a)	350,000	7,675,500
RSP Permian, Inc. (a)	259,800	7,399,104
SM Energy Co.	725,000	37,932,000
Synergy Resources Corp. (a)	1,076,120	12,386,141
TAG Oil Ltd. (a)	1,401,975	1,916,498
Whiting Petroleum Corp. (a)	625,672	20,640,919
		1,042,823,487
Oil & Gas Refining & Marketing - 5.7%
Alon U.S.A. Energy, Inc.	145,600	2,566,928
CVR Refining, LP	93,434	1,830,372
Delek U.S. Holdings, Inc.	26,900	1,018,434
Tesoro Corp.	677,600	59,967,600
Valero Energy Corp.	992,981	58,824,194
World Fuel Services Corp.	123,677	6,187,560
		130,395,088
Oil & Gas Storage & Transport - 11.1%
Cheniere Energy, Inc. (a)	298,200	22,612,506
Columbia Pipeline Partners LP	75,800	2,050,390
Dominion Midstream Partners LP	75,155	3,168,535
Enable Midstream Partners LP	119,400	2,125,320
EQT Midstream Partners LP	91,100	7,622,337
Golar LNG Ltd. (d)	498,700	23,693,237
Kinder Morgan, Inc.	1,525,000	63,272,250
Magellan Midstream Partners LP	97,619	7,782,187
MPLX LP	138,755	10,129,115
ONEOK, Inc.	108,600	4,552,512
Phillips 66 Partners LP	148,233	10,782,468
Plains GP Holdings LP Class A	1,016,800	28,429,728
SemGroup Corp. Class A	76,100	5,989,070
Tallgrass Energy Partners LP	49,000	2,425,010
Targa Resources Corp.	195,390	17,966,111
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	536,600	$ 27,420,260
Valero Energy Partners LP	289,911	14,846,342
		254,867,378
TOTAL OIL, GAS & CONSUMABLE FUELS		1,859,448,622
TOTAL COMMON STOCKS (Cost $2,102,213,079)		2,261,993,575
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.15% (b)	20,717,280	20,717,280
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	13,506,920	13,506,920
TOTAL MONEY MARKET FUNDS (Cost $34,224,200)		34,224,200
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,136,437,279)		2,296,217,775
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,160,850)
NET ASSETS - 100%		$ 2,289,056,925
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,346
Fidelity Securities Lending Cash Central Fund	72,883
Total	$ 88,229
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $2,152,032,773. Net unrealized appreciation aggregated $144,185,002, of which $311,923,683 related to appreciated investment securities and $167,738,681 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environment and
Alternative Energy Portfolio

May 31, 2015

1.802170.111

ENV-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Energy Efficiency - 31.2%
Buildings Energy Efficiency - 3.7%
A.O. Smith Corp.	44,600	$ 3,183,548
Johnson Controls, Inc.	500	26,010
TOTAL BUILDINGS ENERGY EFFICIENCY		3,209,558
Diversified Energy Efficiency - 2.7%
Linear Technology Corp.	49,200	2,354,220
Industrial Energy Efficiency - 12.8%
Emerson Electric Co.	10,900	657,379
Praxair, Inc.	46,300	5,688,418
Rockwell Automation, Inc.	31,100	3,821,879
Rogers Corp. (a)	14,600	1,054,850
TOTAL INDUSTRIAL ENERGY EFFICIENCY		11,222,526
Transport Energy Efficiency - 12.0%
BorgWarner, Inc.	36,500	2,195,475
Delphi Automotive PLC	66,800	5,810,264
Innospec, Inc.	59,000	2,529,920
TOTAL TRANSPORT ENERGY EFFICIENCY		10,535,659
TOTAL ENERGY EFFICIENCY		27,321,963
Environmental Support Services - 9.4%
Diversified Environmental - 8.6%
3M Co.	23,400	3,722,472
Parker Hannifin Corp.	31,200	3,757,416
TOTAL DIVERSIFIED ENVIRONMENTAL		7,479,888
Environmental Consultancies - 0.8%
AECOM Technology Corp. (a)	22,100	729,963
TOTAL ENVIRONMENTAL SUPPORT SERVICES		8,209,851
Food Agriculture & Forestry - 8.6%
Sustainable and Efficient Agriculture - 7.3%
Deere & Co.	67,900	6,360,872
Sustainable Forestry and Plantations - 1.3%
Potlatch Corp.	30,400	1,102,912
TOTAL FOOD AGRICULTURE & FORESTRY		7,463,784

	Shares	Value
Pollution Control - 9.5%
Environmental Testing and Gas Sensing - 0.0%
Thermo Fisher Scientific, Inc.	200	$ 25,926
Pollution Control Solutions - 9.5%
Cummins, Inc.	30,400	4,120,720
Tenneco, Inc. (a)	71,500	4,198,480
TOTAL POLLUTION CONTROL SOLUTIONS		8,319,200
TOTAL POLLUTION CONTROL		8,345,126
Renewable & Alternative Energy - 25.7%
Other Renewables Equipment - 1.3%
Andritz AG	18,400	1,137,549
Renewable Energy Developers and Independent Power Producers (IPPs) - 24.0%
Ecolab, Inc.	200	22,930
Enel SpA	63,014	305,762
Energias de Portugal SA	71,557	279,391
EnerSys	49,300	3,285,352
Fortum Corp. (d)	20,500	389,962
Honeywell International, Inc.	91,800	9,565,561
Iberdrola SA	486,218	3,362,147
IDACORP, Inc.	10,000	594,700
Lennox International, Inc.	22,600	2,544,760
Portland General Electric Co.	18,100	632,776
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS (IPPs)		20,983,341
Solar Energy Generation Equipment - 0.4%
Canadian Solar, Inc. (a)	9,600	313,536
SMA Solar Technology AG (a)(d)	2,800	52,325
TOTAL SOLAR ENERGY GENERATION EQUIPMENT		365,861
TOTAL RENEWABLE & ALTERNATIVE ENERGY		22,486,751
Waste Management & Technologies - 1.4%
Recycling and Value Added Waste Processing - 1.4%
Copart, Inc. (a)	34,800	1,204,080
Water Infrastructure & Technologies - 9.4%
Diversified Water Infrastructure and Technology - 1.4%
Danaher Corp.	14,200	1,225,744
Water Infrastructure - 8.0%
Crane Co.	10,200	617,406
Common Stocks - continued
	Shares	Value
Water Infrastructure & Technologies - continued
Water Infrastructure - continued
Roper Industries, Inc.	20,700	$ 3,621,672
Valmont Industries, Inc. (d)	21,900	2,725,455
TOTAL WATER INFRASTRUCTURE		6,964,533
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		8,190,277
TOTAL COMMON STOCKS (Cost $77,593,856)		83,221,832
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.15% (b)	4,147,162	4,147,162
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	2,951,895	2,951,895
TOTAL MONEY MARKET FUNDS (Cost $7,099,057)		7,099,057
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $84,692,913)		90,320,889
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(2,917,352)
NET ASSETS - 100%		$ 87,403,537
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,269
Fidelity Securities Lending Cash Central Fund	8,016
Total	$ 9,285
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $84,700,285. Net unrealized appreciation aggregated $5,620,604, of which $7,285,360 related to appreciated investment securities and $1,664,756 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

May 31, 2015

1.802179.111

LEI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Support Services - 0.8%
KAR Auction Services, Inc.	102,200	$ 3,807,972
DIVERSIFIED CONSUMER SERVICES - 4.7%
Education Services - 0.9%
Houghton Mifflin Harcourt Co. (a)	161,869	4,270,104
Specialized Consumer Services - 3.8%
H&R Block, Inc.	201,600	6,396,768
Service Corp. International	15,200	441,712
ServiceMaster Global Holdings, Inc.	45,300	1,521,627
Steiner Leisure Ltd. (a)	180,544	8,857,489
		17,217,596
TOTAL DIVERSIFIED CONSUMER SERVICES		21,487,700
FOOD PRODUCTS - 0.4%
Packaged Foods & Meats - 0.4%
Greencore Group PLC	329,000	1,655,361
HOTELS, RESTAURANTS & LEISURE - 89.8%
Casinos & Gaming - 9.8%
Las Vegas Sands Corp.	590,776	30,029,144
Melco Crown Entertainment Ltd. sponsored ADR	156,435	3,025,453
MGM China Holdings Ltd.	548,800	997,992
MGM Mirage, Inc. (a)	216,900	4,348,845
Sands China Ltd.	44,800	173,049
Scientific Games Corp. Class A (a)(d)	135,795	2,066,800
Wynn Resorts Ltd.	39,300	3,957,117
		44,598,400
Hotels, Resorts & Cruise Lines - 18.7%
Accor SA	12,800	701,436
Extended Stay America, Inc. unit	366,825	7,193,438
Hilton Worldwide Holdings, Inc. (a)	437,800	12,678,688
Homeinns Hotel Group ADR (a)	18,100	486,890
Interval Leisure Group, Inc.	1,000	26,020
Marriott International, Inc. Class A	255,896	19,957,329
Starwood Hotels & Resorts Worldwide, Inc.	222,490	18,413,272
Wyndham Worldwide Corp.	298,602	25,354,296
		84,811,369
Leisure Facilities - 2.2%
Cedar Fair LP (depositary unit)	55,088	3,322,357
Vail Resorts, Inc.	64,450	6,686,043
		10,008,400
Restaurants - 59.1%
Brinker International, Inc.	136,400	7,526,552
Buffalo Wild Wings, Inc. (a)	9,900	1,511,433
Chipotle Mexican Grill, Inc. (a)(d)	42,410	26,104,203
DineEquity, Inc.	30,849	3,010,862
Domino's Pizza, Inc.	94,100	10,224,906

	Shares	Value
Dunkin' Brands Group, Inc. (d)	204,800	$ 10,928,128
Fiesta Restaurant Group, Inc. (a)	151,608	7,054,320
Jack in the Box, Inc.	155,487	13,497,826
McDonald's Corp.	228,244	21,895,447
Noodles & Co. (a)(d)	30,900	448,668
Panera Bread Co. Class A (a)	51,286	9,334,052
Papa John's International, Inc.	99,276	6,821,254
Red Robin Gourmet Burgers, Inc. (a)	23,718	1,977,844
Ruth's Hospitality Group, Inc.	590,140	8,692,762
Sonic Corp.	251,268	7,573,218
Starbucks Corp.	1,558,000	80,953,681
Texas Roadhouse, Inc. Class A	106,808	3,740,416
Whitbread PLC	36,285	2,839,449
Yum! Brands, Inc.	489,336	44,094,067
		268,229,088
TOTAL HOTELS, RESTAURANTS & LEISURE		407,647,257
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
Etsy, Inc. (d)	39,639	664,350
zulily, Inc. Class A (a)(d)	53,182	703,332
		1,367,682
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	8,000	714,560
Facebook, Inc. Class A (a)	15,400	1,219,526
Yahoo!, Inc. (a)	36,600	1,571,421
		3,505,507
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	13,200	906,576
MEDIA - 0.9%
Cable & Satellite - 0.3%
DIRECTV (a)	16,125	1,468,020
Movies & Entertainment - 0.6%
Twenty-First Century Fox, Inc. Class A	79,800	2,681,280
TOTAL MEDIA		4,149,300
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	31,100	1,573,660
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
Gaming & Leisure Properties	24,695	903,837
SOFTWARE - 0.5%
Application Software - 0.5%
Intuit, Inc.	20,000	2,083,000
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.4%
Computer & Electronics Retail - 0.4%
GameStop Corp. Class A	44,700	$ 1,940,427
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Apparel, Accessories & Luxury Goods - 0.2%
Kate Spade & Co. (a)	41,600	1,030,848
TOTAL COMMON STOCKS (Cost $284,502,306)		452,059,127
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.15% (b)	765,975	765,975
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	20,916,025	20,916,025
TOTAL MONEY MARKET FUNDS (Cost $21,682,000)		21,682,000
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $306,184,306)		473,741,127
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(19,872,484)
NET ASSETS - 100%		$ 453,868,643
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 618
Fidelity Securities Lending Cash Central Fund	14,857
Total	$ 15,475
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $309,895,417. Net unrealized appreciation aggregated $163,845,710, of which $176,102,352 related to appreciated investment securities and $12,256,642 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

May 31, 2015

1.802157.111

BRO-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
BANKS - 5.3%
Diversified Banks - 5.3%
Barclays PLC	1,500,000	$ 6,211,541
Citigroup, Inc.	240,000	12,979,200
JPMorgan Chase & Co.	175,000	11,511,500
		30,702,241
CAPITAL MARKETS - 85.8%
Asset Management & Custody Banks - 57.7%
Affiliated Managers Group, Inc. (a)	165,000	36,903,900
Ameriprise Financial, Inc.	280,000	34,885,200
Apollo Global Management LLC Class A	150,000	3,330,000
Artisan Partners Asset Management, Inc.	530,000	23,378,300
Bank of New York Mellon Corp.	100,000	4,336,000
BlackRock, Inc. Class A	100,000	36,578,000
Diamond Hill Investment Group, Inc.	10,000	1,913,000
Fortress Investment Group LLC	650,000	5,089,500
Invesco Ltd.	1,000,000	39,830,000
KKR & Co. LP	450,000	10,327,500
Legg Mason, Inc.	250,000	13,340,000
Northern Trust Corp.	425,000	31,683,750
Oaktree Capital Group LLC Class A	225,000	12,323,250
OM Asset Management Ltd.	125,000	2,433,750
SEI Investments Co.	175,000	8,372,000
State Street Corp.	475,000	37,016,750
The Blackstone Group LP	250,000	10,950,000
Virtus Investment Partners, Inc.	160,000	19,905,600
		332,596,500
Diversified Capital Markets - 1.2%
UBS Group AG	300,000	6,474,000
Investment Banking & Brokerage - 26.9%
Charles Schwab Corp.	600,000	18,990,000
E*TRADE Financial Corp. (a)	1,300,000	38,298,000
Goldman Sachs Group, Inc.	130,000	26,804,700
Greenhill & Co., Inc.	200,000	7,788,000
Moelis & Co. Class A	150,000	4,329,000
Raymond James Financial, Inc.	475,000	27,607,000
Stifel Financial Corp. (a)	410,000	21,836,600
TD Ameritrade Holding Corp.	250,000	9,287,500
		154,940,800
TOTAL CAPITAL MARKETS		494,011,300

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 3.9%
Specialized Finance - 3.9%
IntercontinentalExchange Group, Inc.	50,000	$ 11,839,000
McGraw Hill Financial, Inc.	100,000	10,375,000
		22,214,000
INSURANCE - 1.2%
Life & Health Insurance - 1.2%
St. James's Place Capital PLC	500,000	6,965,683
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Diversified Real Estate Activities - 0.9%
Brookfield Asset Management, Inc. Class A	150,000	5,304,760
TOTAL COMMON STOCKS (Cost $447,851,285)		559,197,984
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.15% (b) (Cost $17,985,399)	17,985,399	17,985,399
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $465,836,684)		577,183,383
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(977,494)
NET ASSETS - 100%		$ 576,205,889
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,593
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 559,197,984	$ 552,986,443	$ 6,211,541	$ -
Money Market Funds	17,985,399	17,985,399	-	-
Total Investments in Securities:	$ 577,183,383	$ 570,971,842	$ 6,211,541	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $467,741,604. Net unrealized appreciation aggregated $109,441,779, of which $122,780,605 related to appreciated investment securities and $13,338,826 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

May 31, 2015

1.802159.111

CHE-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
BANKS - 0.3%
Diversified Banks - 0.3%
Yanbu National Petrochemical Co. (HBSC Warrant Program) warrants 7/31/17 (a)(e)	310,206	$ 4,361,503
CHEMICALS - 91.3%
Commodity Chemicals - 14.5%
Cabot Corp.	101,569	4,212,066
Koppers Holdings, Inc.	275,500	7,113,410
LyondellBasell Industries NV Class A	1,422,122	143,776,534
Methanex Corp.	476,100	26,423,627
Orion Engineered Carbons SA	50,491	1,017,394
Trinseo SA	63,538	1,855,945
Tronox Ltd. Class A	423,149	7,134,292
Westlake Chemical Corp.	235,500	16,605,105
Westlake Chemical Partners LP	247,695	5,409,659
		213,548,032
Diversified Chemicals - 27.2%
E.I. du Pont de Nemours & Co.	2,919,400	207,306,594
Eastman Chemical Co.	939,361	72,114,744
Olin Corp. (d)	485,816	14,205,260
The Dow Chemical Co.	2,052,106	106,853,159
		400,479,757
Fertilizers & Agricultural Chemicals - 16.0%
CF Industries Holdings, Inc.	210,716	66,560,970
Monsanto Co.	1,271,159	148,700,180
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	255,331	4,986,614
Syngenta AG:
sponsored ADR	570	51,887
(Switzerland)	35,377	16,097,847
		236,397,498
Industrial Gases - 8.5%
Air Products & Chemicals, Inc.	212,908	31,246,378
Airgas, Inc.	193,600	19,735,584
Praxair, Inc.	603,321	74,124,018
		125,105,980
Specialty Chemicals - 25.1%
Ashland, Inc.	500,218	63,727,773
Axalta Coating Systems	696,903	23,868,928
Celanese Corp. Class A	42,200	2,905,470
Cytec Industries, Inc.	1,900	114,931
Ecolab, Inc.	743,431	85,234,364
Ferro Corp. (a)	1,057,476	16,041,911
Innophos Holdings, Inc.	148,793	7,753,603

	Shares	Value
International Flavors & Fragrances, Inc.	290,913	$ 34,630,284
PPG Industries, Inc.	203,104	46,488,475
Sensient Technologies Corp.	270,606	18,320,026
Sherwin-Williams Co.	93,953	27,075,376
Valspar Corp.	535,000	44,651,100
		370,812,241
TOTAL CHEMICALS		1,346,343,508
OIL, GAS & CONSUMABLE FUELS - 0.9%
Oil & Gas Storage & Transport - 0.9%
Golar LNG Ltd.	264,489	12,565,872
TOTAL COMMON STOCKS (Cost $992,744,843)		1,363,270,883
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.15% (b)	104,146,731	104,146,731
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	5,206,025	5,206,025
TOTAL MONEY MARKET FUNDS (Cost $109,352,756)		109,352,756
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,102,097,599)		1,472,623,639
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,256,972
NET ASSETS - 100%		$ 1,473,880,611
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,361,503 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,486
Fidelity Securities Lending Cash Central Fund	18,345
Total	$ 29,831
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,363,270,883	$ 1,342,811,533	$ 20,459,350	$ -
Money Market Funds	109,352,756	109,352,756	-	-
Total Investments in Securities:	$ 1,472,623,639	$ 1,452,164,289	$ 20,459,350	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,107,521,055. Net unrealized appreciation aggregated $365,102,584, of which $377,939,685 related to appreciated investment securities and $12,837,101 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

May 31, 2015

1.802183.111

GAS-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 26.5%
Oil & Gas Drilling - 2.1%
Archer Ltd. (a)(d)	4,711,600	$ 1,624,846
Pacific Drilling SA (a)	371,400	1,392,750
Patterson-UTI Energy, Inc.	396,500	8,009,300
		11,026,896
Oil & Gas Equipment & Services - 24.4%
Baker Hughes, Inc.	725,600	46,772,176
Cameron International Corp. (a)	166,800	8,561,844
Era Group, Inc. (a)	235,900	4,953,900
Forum Energy Technologies, Inc. (a)	280,000	5,807,200
Oil States International, Inc. (a)	209,900	8,580,712
Schlumberger Ltd.	333,300	30,253,641
Superior Energy Services, Inc.	251,900	5,816,371
Weatherford International Ltd. (a)	1,481,500	20,474,330
		131,220,174
TOTAL ENERGY EQUIPMENT & SERVICES		142,247,070
GAS UTILITIES - 3.2%
Gas Utilities - 3.2%
AGL Resources, Inc.	148,500	7,479,945
Atmos Energy Corp.	184,500	9,966,690
		17,446,635
MULTI-UTILITIES - 1.9%
Multi-Utilities - 1.9%
NiSource, Inc.	212,200	10,011,596
OIL, GAS & CONSUMABLE FUELS - 65.6%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	59,500	1,656,480
Oil & Gas Exploration & Production - 54.6%
Advantage Oil & Gas Ltd. (a)	1,140,900	6,917,326
Anadarko Petroleum Corp.	147,300	12,315,753
Apache Corp.	300,900	18,005,856
Bellatrix Exploration Ltd. (a)(d)	1,070,200	2,986,164
Cabot Oil & Gas Corp.	59,924	2,035,019
Canadian Natural Resources Ltd.	340,200	10,499,257
Chesapeake Energy Corp. (d)	1,450,400	20,465,144
Cimarex Energy Co.	90,900	10,499,859
Crew Energy, Inc. (a)	2,291,100	10,298,528
Crown Point Energy, Inc. (a)(e)	181,658	21,181
Devon Energy Corp.	772,946	50,411,539
Emerald Oil, Inc. warrants 2/4/16 (a)	15,002	0
Encana Corp.	2,893,300	36,666,459
EOG Resources, Inc.	9,670	857,632
EQT Corp.	102,700	8,736,689
Gulfport Energy Corp. (a)	279,400	12,058,904
Hess Corp.	251,000	16,947,520
Lekoil Ltd. (a)(d)	3,774,900	1,442,389
Marathon Oil Corp.	901,500	24,511,785
Newfield Exploration Co. (a)	176,300	6,665,903

	Shares	Value
Northern Blizzard Resources, Inc. (d)	1,105,500	$ 7,956,115
PDC Energy, Inc. (a)	36,300	2,164,932
Savannah Petroleum PLC (a)	1,200,000	614,417
Southwestern Energy Co. (a)	392,300	10,109,571
Surge Energy, Inc. (d)	3,986,000	13,013,155
Whiting Petroleum Corp. (a)	219,100	7,228,109
		293,429,206
Oil & Gas Storage & Transport - 10.7%
Boardwalk Pipeline Partners, LP	1,460,500	23,397,210
Golar LNG Ltd.	72,500	3,444,475
Kinder Morgan, Inc.	336,000	13,940,640
The Williams Companies, Inc.	325,200	16,617,720
		57,400,045
TOTAL OIL, GAS & CONSUMABLE FUELS		352,485,731
TOTAL COMMON STOCKS (Cost $638,884,715)		522,191,032
Convertible Bonds - 0.9%
Principal Amount
OIL, GAS & CONSUMABLE FUELS - 0.9%
Oil & Gas Exploration & Production - 0.9%
American Energy Permian Holdings LLC 9% 5/1/22 pay-in-kind (e)(f) (Cost $7,682,715)	$ 8,000,000	4,800,000
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	10,524,697	10,524,697
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	39,230,200	39,230,200
TOTAL MONEY MARKET FUNDS (Cost $49,754,897)		49,754,897
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $696,322,327)		576,745,929
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(39,804,891)
NET ASSETS - 100%		$ 536,941,038
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,821,181 or 0.9% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,139
Fidelity Securities Lending Cash Central Fund	74,903
Total	$ 79,042
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 522,191,032	$ 522,191,032	$ -	$ -
Convertible Bonds	4,800,000	-	4,800,000	-
Money Market Funds	49,754,897	49,754,897	-	-
Total Investments in Securities:	$ 576,745,929	$ 571,945,929	$ 4,800,000	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $698,709,100. Net unrealized depreciation aggregated $121,963,171, of which $11,586,882 related to appreciated investment securities and $133,550,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

May 31, 2015

1.802162.111

HOU-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BUILDING PRODUCTS - 5.7%
Building Products - 5.7%
A.O. Smith Corp.	179,000	$ 12,777,020
Fortune Brands Home & Security, Inc.	287,400	13,180,164
		25,957,184
CONSTRUCTION & ENGINEERING - 8.1%
Construction & Engineering - 8.1%
AECOM Technology Corp. (a)	399,121	13,182,960
Furmanite Corp. (a)	481,086	3,916,040
Primoris Services Corp.	134,900	2,532,073
Quanta Services, Inc. (a)	363,800	10,666,616
Tutor Perini Corp. (a)	301,442	6,318,224
		36,615,913
CONSTRUCTION MATERIALS - 3.2%
Construction Materials - 3.2%
Eagle Materials, Inc.	171,196	14,291,442
ELECTRICAL EQUIPMENT - 1.1%
Heavy Electrical Equipment - 1.1%
Babcock & Wilcox Co.	153,100	5,096,699
FOOD & STAPLES RETAILING - 1.7%
Food Retail - 1.7%
Sprouts Farmers Market LLC (a)	255,800	7,671,442
HOUSEHOLD DURABLES - 13.6%
Homebuilding - 13.6%
D.R. Horton, Inc.	391,800	10,233,816
Lennar Corp. Class A (d)	147,328	6,869,905
LGI Homes, Inc. (a)(d)	327,309	6,169,775
PulteGroup, Inc.	642,900	12,330,822
Taylor Morrison Home Corp. (a)	395,265	7,604,899
Toll Brothers, Inc. (a)	268,850	9,724,305
William Lyon Homes, Inc. (a)	371,721	8,412,046
		61,345,568
INSURANCE - 0.4%
Property & Casualty Insurance - 0.4%
First American Financial Corp.	56,600	2,021,186
PAPER & FOREST PRODUCTS - 1.4%
Forest Products - 1.4%
Boise Cascade Co. (a)	174,695	6,191,191
REAL ESTATE INVESTMENT TRUSTS - 22.0%
Residential REITs - 22.0%
American Campus Communities, Inc.	334,854	13,062,655
American Homes 4 Rent Class A	398,523	6,651,349
AvalonBay Communities, Inc.	156,559	26,067,074
Camden Property Trust (SBI)	153,422	11,503,582

	Shares	Value
Essex Property Trust, Inc.	94,801	$ 21,104,599
UDR, Inc.	656,300	21,369,128
		99,758,387
REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.9%
Diversified Real Estate Activities - 1.1%
Countrywide PLC	307,127	2,811,783
The St. Joe Co. (a)(d)	126,908	2,021,644
		4,833,427
Real Estate Operating Companies - 3.0%
Forest City Enterprises, Inc. Class A (a)	555,200	12,802,912
Hispania Activos Inmobiliarios SA (a)	50,459	759,796
		13,562,708
Real Estate Services - 1.8%
Foxtons Group PLC	543,589	2,355,379
Realogy Holdings Corp. (a)	129,300	6,070,635
		8,426,014
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		26,822,149
SPECIALTY RETAIL - 35.1%
Home Improvement Retail - 35.1%
Home Depot, Inc.	984,570	109,700,787
Lowe's Companies, Inc.	702,134	49,135,337
		158,836,124
THRIFTS & MORTGAGE FINANCE - 0.3%
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	49,700	1,267,847
TOTAL COMMON STOCKS (Cost $332,073,044)		445,875,132
Convertible Preferred Stocks - 1.3%

HOUSEHOLD DURABLES - 1.3%
Homebuilding - 1.3%
Blu Homes, Inc. Series A, 5.00% (a)(e) (Cost $4,000,001)	865,801	5,774,893
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	1,369,304	$ 1,369,304
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	12,351,300	12,351,300
TOTAL MONEY MARKET FUNDS (Cost $13,720,604)		13,720,604
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $349,793,649)		465,370,629
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(12,882,552)
NET ASSETS - 100%		$ 452,488,077
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,774,893 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,000,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,844
Fidelity Securities Lending Cash Central Fund	24,812
Total	$ 27,656
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 445,875,132	$ 445,875,132	$ -	$ -
Convertible Preferred Stocks	5,774,893	-	-	5,774,893
Money Market Funds	13,720,604	13,720,604	-	-
Total Investments in Securities:	$ 465,370,629	$ 459,595,736	$ -	$ 5,774,893
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$ 6,961,040
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,186,147)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,774,893
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ (1,186,147)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $350,681,053. Net unrealized appreciation aggregated $114,689,576, of which $120,875,597 related to appreciated investment securities and $6,186,021 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 05/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 5,774,893	Discounted cash flow	Discount rate	15.0%	Decrease
		Market comparable	Discount for lack of marketability	15.0%	Decrease
			P/E multiple	14.8	Increase

* Represents the expected directional change in fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

May 31, 2015

1.802184.111

NAT-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONTAINERS & PACKAGING - 4.9%
Metal & Glass Containers - 1.5%
Ball Corp.	156,200	$ 11,088,638
Paper Packaging - 3.4%
Graphic Packaging Holding Co.	428,400	6,100,416
Packaging Corp. of America	87,400	6,046,332
Rock-Tenn Co. Class A	201,200	13,106,168
		25,252,916
TOTAL CONTAINERS & PACKAGING		36,341,554
ENERGY EQUIPMENT & SERVICES - 16.9%
Oil & Gas Drilling - 1.3%
Helmerich & Payne, Inc.	25,700	1,875,843
Ocean Rig UDW, Inc. (United States)	127,400	987,350
Odfjell Drilling A/S (a)	701,200	599,127
Unit Corp. (a)	97,700	3,080,481
Vantage Drilling Co. (a)	2,249,900	767,216
Xtreme Drilling & Coil Services Corp. (a)	1,009,400	2,191,525
		9,501,542
Oil & Gas Equipment & Services - 15.6%
Baker Hughes, Inc.	249,900	16,108,554
Dril-Quip, Inc. (a)	67,700	5,116,766
FMC Technologies, Inc. (a)	223,700	9,348,423
Frank's International NV	120,000	2,378,400
National Oilwell Varco, Inc.	91,358	4,493,900
Oceaneering International, Inc.	200,700	10,195,560
Schlumberger Ltd.	748,892	67,976,929
Total Energy Services, Inc.	99,100	1,164,242
		116,782,774
TOTAL ENERGY EQUIPMENT & SERVICES		126,284,316
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.1%
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. (a)	156,212	5,051,896
Renewable Electricity - 0.5%
NextEra Energy Partners LP	76,300	3,605,175
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		8,657,071
METALS & MINING - 6.1%
Diversified Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	211,300	4,152,045
Teck Resources Ltd. Class B (sub. vtg.)	181,000	2,106,039
Turquoise Hill Resources Ltd. (a)	436,050	1,914,468
		8,172,552
Gold - 4.3%
AngloGold Ashanti Ltd. sponsored ADR (a)	313,700	3,005,246
B2Gold Corp. (a)	884,000	1,499,871
Barrick Gold Corp. (d)	235,400	2,786,336

	Shares	Value
Franco-Nevada Corp.	116,500	$ 5,991,750
Gold Fields Ltd. sponsored ADR	608,800	2,076,008
Goldcorp, Inc.	218,200	3,874,120
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	530,400	784,992
Kinross Gold Corp. (a)	295,867	699,460
Randgold Resources Ltd. sponsored ADR	118,200	8,537,586
Royal Gold, Inc.	27,100	1,755,267
Yamana Gold, Inc.	390,000	1,401,817
		32,412,453
Silver - 0.7%
Pan American Silver Corp.	128,600	1,213,984
Silver Wheaton Corp. (d)	186,600	3,563,646
		4,777,630
TOTAL METALS & MINING		45,362,635
OIL, GAS & CONSUMABLE FUELS - 70.2%
Integrated Oil & Gas - 4.4%
Chevron Corp.	259,100	26,687,300
Exxon Mobil Corp.	68,200	5,810,640
Suncor Energy, Inc.	25,500	745,356
		33,243,296
Oil & Gas Exploration & Production - 47.0%
Anadarko Petroleum Corp.	335,800	28,076,238
Antero Resources Corp. (a)	52,600	2,104,526
Apache Corp.	33,400	1,998,656
Bankers Petroleum Ltd. (a)	662,900	1,620,470
Bonanza Creek Energy, Inc. (a)	102,100	2,121,638
Cabot Oil & Gas Corp.	121,800	4,136,328
California Resources Corp.	530,200	4,162,070
Canadian Natural Resources Ltd.	457,900	14,131,716
Carrizo Oil & Gas, Inc. (a)	43,700	2,191,992
Cimarex Energy Co.	257,600	29,755,376
Concho Resources, Inc. (a)	147,500	17,744,250
ConocoPhillips Co.	375,900	23,937,312
Continental Resources, Inc. (a)	186,200	8,483,272
Devon Energy Corp.	35,300	2,302,266
Diamondback Energy, Inc.	126,600	9,850,746
Encana Corp.	368,900	4,675,027
Energen Corp.	154,000	10,656,800
EOG Resources, Inc.	516,600	45,817,254
Evolution Petroleum Corp.	78,400	540,960
Gulfport Energy Corp. (a)	167,450	7,227,142
Hess Corp.	70,400	4,753,408
Kosmos Energy Ltd. (a)	229,000	2,035,810
Marathon Oil Corp.	77,400	2,104,506
Memorial Resource Development Corp.	466,000	8,812,060
Murphy Oil Corp.	45,200	1,964,392
Newfield Exploration Co. (a)	592,300	22,394,863
Noble Energy, Inc.	539,500	23,619,310
Northern Oil & Gas, Inc. (a)(d)	317,795	2,170,540
Paramount Resources Ltd. Class A (a)	37,100	955,841
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Parsley Energy, Inc. Class A	212,700	$ 3,720,123
PDC Energy, Inc. (a)	223,400	13,323,576
Peyto Exploration & Development Corp. (d)	48,500	1,314,679
Pioneer Natural Resources Co.	108,000	15,965,640
Rice Energy, Inc. (a)	123,600	2,710,548
RSP Permian, Inc. (a)	75,000	2,136,000
SM Energy Co.	189,400	9,909,408
Synergy Resources Corp. (a)	398,700	4,589,037
TAG Oil Ltd. (a)	615,100	840,841
Whiting Petroleum Corp. (a)	199,067	6,567,220
		351,421,841
Oil & Gas Refining & Marketing - 6.4%
Alon U.S.A. Energy, Inc.	61,900	1,091,297
CVR Refining, LP	43,617	854,457
Tesoro Corp.	220,300	19,496,550
Valero Energy Corp.	398,100	23,583,444
World Fuel Services Corp.	50,800	2,541,524
		47,567,272
Oil & Gas Storage & Transport - 12.4%
Cheniere Energy, Inc. (a)	120,900	9,167,847
Columbia Pipeline Partners LP	27,100	733,055
Enable Midstream Partners LP	53,700	955,860
EQT Midstream Partners LP	37,700	3,154,359
Golar LNG Ltd.	186,700	8,870,117
Kinder Morgan, Inc.	525,400	21,798,846
Magellan Midstream Partners LP	45,700	3,643,204
MPLX LP	66,100	4,825,300
Phillips 66 Partners LP	69,500	5,055,430
Plains GP Holdings LP Class A	309,600	8,656,416
SemGroup Corp. Class A	28,900	2,274,430
Tallgrass Energy Partners LP	16,300	806,687

	Shares	Value
Targa Resources Corp.	72,900	$ 6,703,155
The Williams Companies, Inc.	195,400	9,984,940
Valero Energy Partners LP	118,625	6,074,786
		92,704,432
TOTAL OIL, GAS & CONSUMABLE FUELS		524,936,841
TOTAL COMMON STOCKS (Cost $736,319,160)		741,582,417
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.15% (b)	4,670,182	4,670,182
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	5,213,550	5,213,550
TOTAL MONEY MARKET FUNDS (Cost $9,883,732)		9,883,732
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $746,202,892)		751,466,149
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,519,953)
NET ASSETS - 100%		$ 747,946,196
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,308
Fidelity Securities Lending Cash Central Fund	35,917
Total	$ 39,225
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $749,201,571. Net unrealized appreciation aggregated $2,264,578, of which $97,354,820 related to appreciated investment securities and $95,090,242 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Finance Portfolio

May 31, 2015

1.802175.111

SAV-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BANKS - 0.4%
Regional Banks - 0.4%
Peoples United Financial, Inc.	31,300	$ 487,028
CAPITAL MARKETS - 1.1%
Investment Banking & Brokerage - 1.1%
E*TRADE Financial Corp. (a)	49,900	1,470,054
CONSUMER FINANCE - 38.3%
Consumer Finance - 38.3%
Ally Financial, Inc. (a)	257,100	5,828,457
American Express Co.	52,600	4,193,272
Capital One Financial Corp.	98,400	8,222,304
Cash America International, Inc. (d)	26,419	710,143
Credit Acceptance Corp. (a)	14,275	3,289,246
Discover Financial Services	69,000	4,020,630
Enova International, Inc. (a)	23,373	455,774
First Cash Financial Services, Inc. (a)	23,000	1,071,570
Navient Corp.	343,900	6,626,953
Nelnet, Inc. Class A	30,100	1,237,411
Santander Consumer U.S.A. Holdings, Inc.	248,800	6,095,600
SLM Corp. (a)	392,700	4,029,102
Springleaf Holdings, Inc. (a)	115,800	5,502,816
		51,283,278
DIVERSIFIED FINANCIAL SERVICES - 1.5%
Specialized Finance - 1.5%
Element Financial Corp. (a)	103,700	1,551,831
PHH Corp. (a)(d)	18,000	496,620
		2,048,451
IT SERVICES - 26.3%
Data Processing & Outsourced Services - 26.3%
Alliance Data Systems Corp. (a)	5,500	1,639,165
EVERTEC, Inc.	11,900	264,537
Fidelity National Information Services, Inc.	30,900	1,937,430
Fiserv, Inc. (a)	7,000	561,050
FleetCor Technologies, Inc. (a)	16,800	2,555,952
Global Payments, Inc.	18,000	1,878,840
MasterCard, Inc. Class A	88,900	8,201,914
Total System Services, Inc.	116,300	4,791,560
Vantiv, Inc. (a)	13,600	544,000
Visa, Inc. Class A	186,236	12,790,686
		35,165,134
REAL ESTATE INVESTMENT TRUSTS - 12.0%
Mortgage REITs - 12.0%
Altisource Residential Corp. Class B	32,700	585,984
American Capital Agency Corp.	248,200	5,177,452
Annaly Capital Management, Inc.	211,700	2,210,148
Capstead Mortgage Corp. (d)	38,700	457,821
Chimera Investment Corp.	165,080	2,382,104

	Shares	Value
Hatteras Financial Corp.	80,500	$ 1,445,780
Invesco Mortgage Capital, Inc.	60,057	953,105
MFA Financial, Inc.	129,900	1,031,406
New Residential Investment Corp.	38,250	652,545
Redwood Trust, Inc.	74,300	1,196,973
		16,093,318
THRIFTS & MORTGAGE FINANCE - 20.2%
Thrifts & Mortgage Finance - 20.2%
BofI Holding, Inc. (a)	4,200	395,472
Capitol Federal Financial, Inc.	51,300	620,730
EverBank Financial Corp.	55,000	1,014,200
Flagstar Bancorp, Inc. (a)	300	5,622
Hudson City Bancorp, Inc.	288,185	2,742,080
Meridian Bancorp, Inc. (a)	76,400	980,976
MGIC Investment Corp. (a)	446,928	4,849,169
Nationstar Mortgage Holdings, Inc. (a)(d)	75,100	1,480,972
New York Community Bancorp, Inc. (d)	242,800	4,307,272
Northfield Bancorp, Inc.	200	2,928
Ocwen Financial Corp. (a)(d)	106,800	1,085,088
Provident Financial Services, Inc.	8,000	145,440
Radian Group, Inc. (d)	192,765	3,454,349
TFS Financial Corp.	261,000	3,875,850
United Financial Bancorp, Inc. New	44,700	563,220
Washington Federal, Inc.	43,800	967,980
WSFS Financial Corp.	23,400	577,278
		27,068,626
TOTAL COMMON STOCKS (Cost $103,637,594)		133,615,889
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.15% (b)	793,395	793,395
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	8,897,281	8,897,281
TOTAL MONEY MARKET FUNDS (Cost $9,690,676)		9,690,676
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $113,328,270)		143,306,565
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(9,449,387)
NET ASSETS - 100%		$ 133,857,178
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 131
Fidelity Securities Lending Cash Central Fund	11,195
Total	$ 11,326
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $113,645,207. Net unrealized appreciation aggregated $29,661,358, of which $33,101,046 related to appreciated investment securities and $3,439,688 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

May 31, 2015

1.802194.111

WIR-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 13.1%
Communications Equipment - 13.1%
Alcatel-Lucent SA sponsored ADR (a)	344,000	$ 1,358,800
CommScope Holding Co., Inc. (a)	68,800	2,144,496
Harris Corp.	31,500	2,495,430
Motorola Solutions, Inc.	44,868	2,647,212
NETGEAR, Inc. (a)	14,900	461,751
Nokia Corp. sponsored ADR	96,000	699,840
QUALCOMM, Inc.	294,950	20,552,116
Ruckus Wireless, Inc. (a)	228,300	2,399,433
Sierra Wireless, Inc. (a)	11,400	348,384
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	72,400	815,224
ViaSat, Inc. (a)	14,800	932,252
		34,854,938
DIVERSIFIED TELECOMMUNICATION SERVICES - 16.5%
Alternative Carriers - 0.9%
inContact, Inc. (a)	171,300	1,665,036
Towerstream Corp. (a)	334,423	705,633
		2,370,669
Integrated Telecommunication Services - 15.6%
AT&T, Inc.	7,900	272,866
BT Group PLC sponsored ADR	133,500	9,144,750
Chunghwa Telecom Co. Ltd. sponsored ADR (d)	91,500	2,897,805
Manitoba Telecom Services, Inc.	31,100	696,224
Orange SA	323,300	5,096,490
Telecom Italia SpA (a)(d)	2,823,500	3,472,636
Telefonica SA sponsored ADR	18,648	264,056
TELUS Corp.	35,700	1,215,454
Verizon Communications, Inc.	375,497	18,564,572
		41,624,853
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		43,995,522
ELECTRONIC EQUIPMENT & COMPONENTS - 1.2%
Electronic Manufacturing Services - 1.2%
Neonode, Inc. (a)(d)	344,100	1,407,369
TTM Technologies, Inc. (a)	172,400	1,703,312
		3,110,681
INTERNET SOFTWARE & SERVICES - 7.4%
Internet Software & Services - 7.4%
Endurance International Group Holdings, Inc. (a)	245,900	4,999,147
Google, Inc. Class C	19,252	10,244,182

	Shares	Value
Web.com Group, Inc. (a)	169,500	$ 3,842,565
Xoom Corp. (a)(d)	35,100	660,231
		19,746,125
REAL ESTATE INVESTMENT TRUSTS - 11.8%
Specialized REITs - 11.8%
American Tower Corp.	212,492	19,717,133
Crown Castle International Corp.	141,800	11,563,790
		31,280,923
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.7%
Semiconductors - 8.7%
Broadcom Corp. Class A	153,900	8,749,215
Marvell Technology Group Ltd.	304,000	4,252,960
Qorvo, Inc. (a)	67,625	5,555,394
Skyworks Solutions, Inc.	42,100	4,604,056
		23,161,625
SOFTWARE - 0.9%
Application Software - 0.9%
Synchronoss Technologies, Inc. (a)	36	1,585
Tangoe, Inc. (a)	184,000	2,338,640
		2,340,225
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 24.4%
Technology Hardware, Storage & Peripherals - 24.4%
Apple, Inc.	490,300	63,876,282
BlackBerry Ltd. (a)	96,500	947,463
		64,823,745
WIRELESS TELECOMMUNICATION SERVICES - 14.9%
Wireless Telecommunication Services - 14.9%
America Movil S.A.B. de CV Series L sponsored ADR	113,400	2,381,400
Bharti Infratel Ltd.	84,416	634,118
China Mobile Ltd. sponsored ADR	19,700	1,295,078
Leap Wireless International, Inc. rights (a)	16,600	41,832
NTELOS Holdings Corp.	15,800	136,670
RingCentral, Inc. (a)	4,700	80,323
Rogers Communications, Inc. Class B (non-vtg.) (d)	82,500	2,838,674
SBA Communications Corp. Class A (a)	52,400	5,858,844
SoftBank Corp.	25,800	1,535,798
Spok Holdings, Inc.	12,000	208,200
Sprint Corp. (a)	28,033	130,353
T-Mobile U.S., Inc. (a)	153,875	5,982,660
Telephone & Data Systems, Inc.	150,714	4,474,699
U.S. Cellular Corp. (a)	20,800	813,280
Vodafone Group PLC sponsored ADR	339,781	13,261,652
		39,673,581
TOTAL COMMON STOCKS (Cost $219,929,549)		262,987,365
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	2,022,130	$ 2,022,130
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	8,858,155	8,858,155
TOTAL MONEY MARKET FUNDS (Cost $10,880,285)		10,880,285
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $230,809,834)		273,867,650
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(7,886,604)
NET ASSETS - 100%		$ 265,981,046
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 386
Fidelity Securities Lending Cash Central Fund	110,332
Total	$ 110,718
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 262,987,365	$ 252,840,609	$ 10,104,924	$ 41,832
Money Market Funds	10,880,285	10,880,285	-	-
Total Investments in Securities:	$ 273,867,650	$ 263,720,894	$ 10,104,924	$ 41,832
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $231,814,219. Net unrealized appreciation aggregated $42,053,431, of which $45,549,659 related to appreciated investment securities and $3,496,228 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

May 31, 2015

1.802153.111

AIR-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
AEROSPACE & DEFENSE - 30.7%
Aerospace & Defense - 30.7%
BE Aerospace, Inc.	49,300	$ 2,826,862
Bombardier, Inc. Class B (sub. vtg.)	4,056,100	8,414,875
L-3 Communications Holdings, Inc.	31,000	3,652,110
Moog, Inc. Class A (a)	20,000	1,372,600
Precision Castparts Corp.	138,759	29,365,567
Rockwell Collins, Inc.	99,900	9,509,481
Spirit AeroSystems Holdings, Inc. Class A (a)	199,000	10,863,410
Textron, Inc.	422,500	19,105,450
The Boeing Co.	254,100	35,706,132
TransDigm Group, Inc.	15,600	3,526,224
Triumph Group, Inc.	216,600	14,445,054
United Technologies Corp.	22,200	2,601,174
		141,388,939
AIR FREIGHT & LOGISTICS - 24.4%
Air Freight & Logistics - 24.4%
C.H. Robinson Worldwide, Inc. (d)	209,600	12,938,608
FedEx Corp.	221,300	38,333,586
Forward Air Corp.	53,800	2,790,606
Hub Group, Inc. Class A (a)	95,478	4,050,177
Park-Ohio Holdings Corp.	133,490	6,408,855
United Parcel Service, Inc. Class B	455,900	45,234,397
UTi Worldwide, Inc. (a)	240,542	2,314,014
		112,070,243
AIRLINES - 37.6%
Airlines - 37.6%
Air Canada (a)	1,117,100	12,360,322
Alaska Air Group, Inc.	340,900	22,035,776
Allegiant Travel Co.	32,300	5,086,281
American Airlines Group, Inc.	879,600	37,268,652
Chorus Aviation, Inc.	925,009	4,723,229
Dart Group PLC	5,286	33,488
Delta Air Lines, Inc.	691,602	29,683,558
Hawaiian Holdings, Inc. (a)	185,000	4,480,700
Southwest Airlines Co.	524,000	19,414,200
Spirit Airlines, Inc. (a)	193,000	12,269,010
United Continental Holdings, Inc. (a)	269,285	14,700,268
Virgin America, Inc.	8,800	250,272
WestJet Airlines Ltd.	353,900	7,677,888
Wizz Air Holdings PLC	132,041	3,067,534
		173,051,178
MACHINERY - 0.3%
Construction Machinery & Heavy Trucks - 0.0%
ASL Marine Holdings Ltd.	235,000	75,829

	Shares	Value
Industrial Machinery - 0.3%
Global Brass & Copper Holdings, Inc.	75,010	$ 1,292,422
TOTAL MACHINERY		1,368,251
OIL, GAS & CONSUMABLE FUELS - 1.0%
Oil & Gas Storage & Transport - 1.0%
Scorpio Tankers, Inc.	500,100	4,560,912
ROAD & RAIL - 0.8%
Trucking - 0.8%
Hertz Global Holdings, Inc. (a)	84,200	1,674,738
Swift Transporation Co. (a)	93,500	2,175,745
		3,850,483
TOTAL COMMON STOCKS (Cost $352,830,071)		436,290,006
Nonconvertible Preferred Stocks - 0.9%

AEROSPACE & DEFENSE - 0.9%
Aerospace & Defense - 0.9%
Embraer SA sponsored ADR (d) (Cost $5,047,063)	142,200	4,283,064
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 0.15% (b)	14,998,626	14,998,626
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	13,323,125	13,323,125
TOTAL MONEY MARKET FUNDS (Cost $28,321,751)		28,321,751
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $386,198,885)		468,894,821
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(8,746,079)
NET ASSETS - 100%		$ 460,148,742
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,437
Fidelity Securities Lending Cash Central Fund	9,131
Total	$ 13,568
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $389,457,975. Net unrealized appreciation aggregated $79,436,846, of which $93,901,042 related to appreciated investment securities and $14,464,196 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

May 31, 2015

1.802154.111

AUT-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
AUTO COMPONENTS - 35.8%
Auto Parts & Equipment - 35.8%
BorgWarner, Inc.	104,010	$ 6,256,202
Delphi Automotive PLC	98,158	8,537,783
LEONI AG	38,200	2,484,998
Magna International, Inc. Class A (sub. vtg.) (d)	82,868	4,762,444
NGK Spark Plug Co. Ltd.	209,600	6,326,586
Remy International, Inc.	99,526	2,199,525
Stoneridge, Inc. (a)	243,456	2,904,430
Tenneco, Inc. (a)	108,606	6,377,344
Visteon Corp. (a)	59,140	6,477,013
		46,326,325
AUTOMOBILES - 52.1%
Automobile Manufacturers - 51.1%
Ford Motor Co.	1,035,931	15,715,073
General Motors Co.	395,114	14,212,251
Honda Motor Co. Ltd. sponsored ADR (d)	71,695	2,453,403
Renault SA	42,100	4,370,919
Tata Motors Ltd. sponsored ADR	98,240	3,762,592
Tesla Motors, Inc. (a)(d)	36,600	9,179,280
Toyota Motor Corp. sponsored ADR (d)	119,917	16,535,355
		66,228,873
Motorcycle Manufacturers - 1.0%
Harley-Davidson, Inc.	23,020	1,231,340
TOTAL AUTOMOBILES		67,460,213
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Diversified Support Services - 2.0%
KAR Auction Services, Inc.	69,980	2,607,455
ELECTRONIC EQUIPMENT & COMPONENTS - 1.5%
Electronic Equipment & Instruments - 1.5%
Research Frontiers, Inc. (a)(d)	323,650	1,909,535
HOUSEHOLD DURABLES - 1.9%
Consumer Electronics - 1.9%
Harman International Industries, Inc.	21,040	2,535,741

	Shares	Value
SOFTWARE - 2.0%
Application Software - 2.0%
Mobileye NV (a)(d)	55,200	$ 2,598,816
TOTAL COMMON STOCKS (Cost $82,183,751)		123,438,085
Nonconvertible Preferred Stocks - 1.5%

AUTOMOBILES - 1.5%
Automobile Manufacturers - 1.5%
Volkswagen AG (Cost $1,787,125)	7,900	1,917,522
Money Market Funds - 17.7%

Fidelity Cash Central Fund, 0.15% (b)	4,887,086	4,887,086
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	18,010,025	18,010,025
TOTAL MONEY MARKET FUNDS (Cost $22,897,111)		22,897,111
TOTAL INVESTMENT PORTFOLIO - 114.5% (Cost $106,867,987)		148,252,718
NET OTHER ASSETS (LIABILITIES) - (14.5)%		(18,766,976)
NET ASSETS - 100%		$ 129,485,742
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 459
Fidelity Securities Lending Cash Central Fund	37,304
Total	$ 37,763
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 123,438,085	$ 117,111,499	$ 6,326,586	$ -
Nonconvertible Preferred Stocks	1,917,522	1,917,522	-	-
Money Market Funds	22,897,111	22,897,111	-	-
Total Investments in Securities:	$ 148,252,718	$ 141,926,132	$ 6,326,586	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $107,141,566. Net unrealized appreciation aggregated $41,111,152, of which $42,100,472 related to appreciated investment securities and $989,320 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

May 31, 2015

1.802182.111

BAM-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
Etsy, Inc.	2,700	$ 45,252
Wayfair LLC Class A	2,100	62,769
		108,021
INTERNET SOFTWARE & SERVICES - 4.6%
Internet Software & Services - 4.6%
Facebook, Inc. Class A (a)	302,800	23,978,732
Google, Inc.:
Class A (a)	5,100	2,781,132
Class C	5,214	2,774,422
Yahoo!, Inc. (a)	180,600	7,754,061
		37,288,347
MEDIA - 93.5%
Advertising - 1.5%
Interpublic Group of Companies, Inc.	319,000	6,513,980
Omnicom Group, Inc.	71,300	5,313,989
		11,827,969
Broadcasting - 4.8%
CBS Corp. Class B	357,600	22,071,072
Cumulus Media, Inc. Class A (a)	210	496
Discovery Communications, Inc. Class A (a)	450	15,273
Entercom Communications Corp. Class A (a)	3,053	34,743
Liberty Media Corp.:
Class A (a)	37,493	1,436,544
Class C (a)	111,786	4,243,397
Media General, Inc. (a)	201,000	3,328,560
Nexstar Broadcasting Group, Inc. Class A	135,346	7,699,834
		38,829,919
Cable & Satellite - 39.0%
AMC Networks, Inc. Class A (a)	236,300	18,570,817
Charter Communications, Inc. Class A (a)(d)	151,900	27,193,138
Comcast Corp. Class A	2,202,550	128,761,073
DIRECTV (a)	436,613	39,749,248
DISH Network Corp. Class A (a)	147,600	10,448,604
Liberty Broadband Corp.:
Class A (a)	32,023	1,726,360
Class C (a)	83,840	4,483,763
Liberty Global PLC:
Class A (a)	117,689	6,770,648
Class C (a)	613,847	32,994,276
Sirius XM Holdings, Inc. (a)	646,000	2,493,560

	Shares	Value
Starz Series A (a)	2,800	$ 117,488
Time Warner Cable, Inc.	219,769	39,754,014
		313,062,989
Movies & Entertainment - 47.0%
AMC Entertainment Holdings, Inc. Class A	12,185	352,268
Global Eagle Entertainment, Inc. (a)(d)	137,000	1,859,090
Lions Gate Entertainment Corp. (d)	611,277	20,227,156
Live Nation Entertainment, Inc. (a)	609,600	17,434,560
The Madison Square Garden Co. Class A (a)	309,400	26,432,042
The Walt Disney Co.	1,762,704	194,549,639
Time Warner, Inc.	860,922	72,730,691
Twenty-First Century Fox, Inc. Class A	811,507	27,266,635
Viacom, Inc. Class B (non-vtg.)	254,300	17,007,584
		377,859,665
Publishing - 1.2%
Gannett Co., Inc.	277,359	9,926,679
TOTAL MEDIA		751,507,221
TOTAL COMMON STOCKS (Cost $445,619,197)		788,903,589
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.15% (b)	1,096,995	1,096,995
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	41,431,600	41,431,600
TOTAL MONEY MARKET FUNDS (Cost $42,528,595)		42,528,595
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $488,147,792)	831,432,184
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(27,678,446)
NET ASSETS - 100%	$ 803,753,738
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 695
Fidelity Securities Lending Cash Central Fund	19,533
Total	$ 20,228
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $489,786,446. Net unrealized appreciation aggregated $341,645,738, of which $345,090,957 related to appreciated investment securities and $3,445,219 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

May 31, 2015

1.802161.111

COM-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.3%
Communications Equipment - 3.3%
QUALCOMM, Inc.	346,200	$ 24,123,216
INTERNET SOFTWARE & SERVICES - 10.1%
Internet Software & Services - 10.1%
Alibaba Group Holding Ltd. sponsored ADR	173,300	15,479,156
Facebook, Inc. Class A (a)	300,000	23,757,000
Google, Inc.:
Class A (a)	42,700	23,285,164
Class C	20,957	11,151,429
Twitter, Inc. (a)	25,300	927,751
		74,600,500
IT SERVICES - 9.0%
Data Processing & Outsourced Services - 1.5%
MasterCard, Inc. Class A	43,500	4,013,310
Visa, Inc. Class A	106,900	7,341,892
		11,355,202
IT Consulting & Other Services - 7.5%
IBM Corp.	277,248	47,035,123
Teradata Corp. (a)	208,357	8,113,422
		55,148,545
TOTAL IT SERVICES		66,503,747
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Semiconductors - 2.4%
Cirrus Logic, Inc. (a)	355,400	13,416,350
Maxim Integrated Products, Inc.	120,100	4,211,907
		17,628,257
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 75.3%
Technology Hardware, Storage & Peripherals - 75.3%
Apple, Inc.	966,748	125,947,930
Canon, Inc. sponsored ADR (d)	663,100	22,896,843
Cray, Inc. (a)	119,100	3,642,078
Diebold, Inc.	451,500	15,432,270
Dot Hill Systems Corp. (a)	2,348,700	16,534,848
Electronics for Imaging, Inc. (a)	765,315	33,084,567
EMC Corp.	1,988,778	52,384,413
Hewlett-Packard Co.	1,710,105	57,117,507
Intevac, Inc. (a)	374,769	2,038,743

	Shares	Value
Lexmark International, Inc. Class A (d)	620,400	$ 28,525,992
NCR Corp. (a)	293,900	8,831,695
NetApp, Inc.	210,360	7,026,024
Nimble Storage, Inc. (a)(d)	628,300	16,260,404
QLogic Corp. (a)	1,292,900	20,065,808
Quantum Corp. (a)	5,180,800	10,568,832
Samsung Electronics Co. Ltd.	3,076	3,608,592
SanDisk Corp.	550,600	37,650,028
Seagate Technology LLC	514,500	28,626,780
Silicon Graphics International Corp. (a)(d)	359,100	2,305,422
Super Micro Computer, Inc. (a)	490,000	16,395,400
Western Digital Corp.	462,934	45,071,254
		554,015,430
TOTAL COMMON STOCKS (Cost $535,948,977)		736,871,150
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.15% (b)	210,005	210,005
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	34,147,250	34,147,250
TOTAL MONEY MARKET FUNDS (Cost $34,357,255)		34,357,255
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $570,306,232)		771,228,405
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(35,321,787)
NET ASSETS - 100%		$ 735,906,618
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,361
Fidelity Securities Lending Cash Central Fund	40,371
Total	$ 41,732
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Datalink Corp.	$ 15,196,124	$ -	$ 14,792,124	$ -	$ -
Total	$ 15,196,124	$ -	$ 14,792,124	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $572,620,973. Net unrealized appreciation aggregated $198,607,432, of which $220,382,123 related to appreciated investment securities and $21,774,691 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

May 31, 2015

1.802163.111

CPR-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AUTO COMPONENTS - 3.5%
Auto Parts & Equipment - 3.5%
Delphi Automotive PLC	323,006	$ 28,095,062
Tenneco, Inc. (a)	211,501	12,419,339
		40,514,401
AUTOMOBILES - 2.0%
Automobile Manufacturers - 0.7%
Tata Motors Ltd. (a)	605,941	4,559,534
Tesla Motors, Inc. (a)	14,900	3,736,920
		8,296,454
Motorcycle Manufacturers - 1.3%
Harley-Davidson, Inc.	274,200	14,666,958
TOTAL AUTOMOBILES		22,963,412
BEVERAGES - 2.7%
Distillers & Vintners - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	168,600	19,876,254
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	89,100	11,340,648
TOTAL BEVERAGES		31,216,902
FOOD PRODUCTS - 1.2%
Packaged Foods & Meats - 1.2%
Associated British Foods PLC	130,400	6,034,906
Keurig Green Mountain, Inc.	86,300	7,442,512
		13,477,418
HOTELS, RESTAURANTS & LEISURE - 24.0%
Casinos & Gaming - 4.1%
Las Vegas Sands Corp.	668,000	33,954,440
Wynn Resorts Ltd.	131,860	13,276,983
		47,231,423
Hotels, Resorts & Cruise Lines - 8.5%
Accor SA	173,700	9,518,704
China Lodging Group Ltd. ADR (a)	112,200	2,780,316
Hilton Worldwide Holdings, Inc. (a)	1,579,800	45,751,008
Marriott International, Inc. Class A	64,650	5,042,054
Wyndham Worldwide Corp.	413,804	35,136,098
		98,228,180
Leisure Facilities - 1.1%
Vail Resorts, Inc.	128,651	13,346,255
Restaurants - 10.3%
Buffalo Wild Wings, Inc. (a)	61,100	9,328,137
DineEquity, Inc.	47,500	4,636,000
Domino's Pizza, Inc.	71,800	7,801,788
Fiesta Restaurant Group, Inc. (a)	214,500	9,980,685
Jubilant Foodworks Ltd. (a)	225,186	6,325,189
McDonald's Corp.	117,400	11,262,182

	Shares	Value
Ruth's Hospitality Group, Inc.	1,096,766	$ 16,155,363
Starbucks Corp.	1,041,800	54,131,928
		119,621,272
TOTAL HOTELS, RESTAURANTS & LEISURE		278,427,130
HOUSEHOLD DURABLES - 3.1%
Homebuilding - 2.4%
D.R. Horton, Inc.	353,100	9,222,972
Lennar Corp. Class A	189,000	8,813,070
PulteGroup, Inc.	539,400	10,345,692
		28,381,734
Housewares & Specialties - 0.7%
Jarden Corp. (a)	142,000	7,534,520
TOTAL HOUSEHOLD DURABLES		35,916,254
INTERNET & CATALOG RETAIL - 7.4%
Internet Retail - 7.4%
Amazon.com, Inc. (a)	104,200	44,725,766
Ocado Group PLC (a)(d)	1,562,340	8,703,824
Priceline Group, Inc. (a)	27,428	32,146,713
		85,576,303
INTERNET SOFTWARE & SERVICES - 3.4%
Internet Software & Services - 3.4%
Alibaba Group Holding Ltd. sponsored ADR	198,100	17,694,292
HomeAway, Inc. (a)	192,300	5,397,861
JUST EAT Ltd. (a)	157,600	1,109,715
JUST EAT Ltd. rights 6/8/15	29,185	15,924
Yahoo!, Inc. (a)	364,400	15,645,514
		39,863,306
LEISURE PRODUCTS - 1.1%
Leisure Products - 1.1%
Polaris Industries, Inc. (d)	93,000	13,303,650
MEDIA - 19.6%
Advertising - 0.2%
MDC Partners, Inc. Class A (sub. vtg.)	116,631	2,472,577
Broadcasting - 2.7%
ITV PLC	7,567,000	31,492,592
Cable & Satellite - 8.0%
Comcast Corp. Class A	1,141,100	66,708,706
Naspers Ltd. Class N	179,600	26,397,825
		93,106,531
Movies & Entertainment - 8.5%
The Walt Disney Co.	887,147	97,914,414
Publishing - 0.2%
Rightmove PLC	46,100	2,357,566
TOTAL MEDIA		227,343,680
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 3.5%
Department Stores - 2.9%
Macy's, Inc.	505,400	$ 33,836,530
General Merchandise Stores - 0.6%
B&M European Value Retail S.A.	1,321,994	6,591,998
TOTAL MULTILINE RETAIL		40,428,528
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	51,500	4,502,645
SOFTWARE - 0.4%
Application Software - 0.4%
Mobileye NV (a)	106,600	5,018,728
Home Entertainment Software - 0.0%
Playtech Ltd.	21,062	267,187
TOTAL SOFTWARE		5,285,915
SPECIALTY RETAIL - 20.5%
Apparel Retail - 7.5%
L Brands, Inc.	571,825	49,474,299
Ross Stores, Inc.	177,500	17,158,925
TJX Companies, Inc.	167,195	10,764,014
United Arrows Ltd.	77,800	2,527,330
Zumiez, Inc. (a)	226,036	6,749,435
		86,674,003
Automotive Retail - 4.1%
AutoZone, Inc. (a)	35,700	24,048,234
O'Reilly Automotive, Inc. (a)	105,300	23,116,509
		47,164,743
Home Improvement Retail - 6.1%
Home Depot, Inc.	638,600	71,152,812
Specialty Stores - 2.8%
Staples, Inc.	973,800	16,033,617
Tiffany & Co., Inc.	180,929	16,958,475
		32,992,092
TOTAL SPECIALTY RETAIL		237,983,650

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 5.9%
Apparel, Accessories & Luxury Goods - 1.8%
G-III Apparel Group Ltd. (a)	241,536	$ 13,733,737
lululemon athletica, Inc. (a)	21,700	1,297,443
VF Corp.	81,938	5,770,893
		20,802,073
Footwear - 4.1%
NIKE, Inc. Class B	471,975	47,985,698
TOTAL TEXTILES, APPAREL & LUXURY GOODS		68,787,771
TOTAL COMMON STOCKS (Cost $1,004,063,198)		1,145,590,965
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.15% (b)	8,792,570	8,792,570
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	19,481,980	19,481,980
TOTAL MONEY MARKET FUNDS (Cost $28,274,550)		28,274,550
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,032,337,748)		1,173,865,515
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(13,080,032)
NET ASSETS - 100%		$ 1,160,785,483
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,751
Fidelity Securities Lending Cash Central Fund	47,012
Total	$ 51,763
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,145,590,965	$ 1,138,488,177	$ 7,102,788	$ -
Money Market Funds	28,274,550	28,274,550	-	-
Total Investments in Securities:	$ 1,173,865,515	$ 1,166,762,727	$ 7,102,788	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,033,308,101. Net unrealized appreciation aggregated $140,557,414, of which $172,373,933 related to appreciated investment securities and $31,816,519 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

May 31, 2015

1.802165.111

DEF-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 95.7%
Aerospace & Defense - 95.7%
Aerojet Rocketdyne Holdings, Inc. (a)	1,090,100	$ 22,619,575
BAE Systems PLC	3,194,197	25,142,355
BE Aerospace, Inc.	304,100	17,437,094
Esterline Technologies Corp. (a)	370,434	40,069,846
General Dynamics Corp.	87,300	12,235,968
HEICO Corp.	220,825	12,653,273
Honeywell International, Inc.	386,776	40,302,059
Huntington Ingalls Industries, Inc.	365,676	45,340,167
L-3 Communications Holdings, Inc.	338,618	39,892,587
Meggitt PLC	3,336,287	25,929,336
Orbital ATK, Inc.	537,943	41,152,640
Precision Castparts Corp.	36,294	7,680,899
Raytheon Co.	620,956	64,119,917
Rockwell Collins, Inc.	637,672	60,699,998
Safran SA	274,300	19,404,394
Teledyne Technologies, Inc. (a)	219,426	22,234,437
Textron, Inc.	983,500	44,473,870
The Boeing Co.	1,106,731	155,517,840
TransDigm Group, Inc.	181,433	41,011,115
Triumph Group, Inc.	258,535	17,241,699
United Technologies Corp.	1,474,101	172,720,413
		927,879,482
CHEMICALS - 1.6%
Specialty Chemicals - 1.6%
Cytec Industries, Inc.	251,832	15,233,318
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
AMETEK, Inc.	599	32,202

	Shares	Value
LEISURE PRODUCTS - 2.2%
Leisure Products - 2.2%
Vista Outdoor, Inc. (a)	465,686	$ 21,463,468
METALS & MINING - 0.0%
Steel - 0.0%
Carpenter Technology Corp.	200	8,168
TOTAL COMMON STOCKS (Cost $654,105,203)		964,616,638
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.15% (b) (Cost $3,983,093)	3,983,093	3,983,093
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $658,088,296)		968,599,731
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,109,249
NET ASSETS - 100%		$ 969,708,980
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,787
Fidelity Securities Lending Cash Central Fund	12,067
Total	$ 20,854
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $659,045,142. Net unrealized appreciation aggregated $309,554,589, of which $317,161,817 related to appreciated investment securities and $7,607,228 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

May 31, 2015

1.802166.111

DEV-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 90.4%
Communications Equipment - 90.4%
ADTRAN, Inc.	179,500	$ 3,090,990
Alcatel-Lucent SA sponsored ADR (a)	2,345,843	9,266,080
Arris Group, Inc. (a)	82,100	2,710,121
AudioCodes Ltd. (a)	60,300	263,511
Brocade Communications Systems, Inc.	721,800	8,925,057
Calix Networks, Inc. (a)	50,500	404,000
Ciena Corp. (a)	63,100	1,521,972
Cisco Systems, Inc.	1,393,076	40,831,058
CommScope Holding Co., Inc. (a)	309,200	9,637,764
EchoStar Holding Corp. Class A (a)	7,000	350,700
Extreme Networks, Inc. (a)	51,200	138,752
F5 Networks, Inc. (a)	118,135	14,848,388
Finisar Corp. (a)(d)	296,100	6,484,590
Harris Corp.	124,700	9,878,734
Infinera Corp. (a)	3,111	64,211
InterDigital, Inc.	50,500	2,960,815
Ixia (a)	207,500	2,610,350
JDS Uniphase Corp. (a)	242,700	3,111,414
Juniper Networks, Inc.	461,012	12,816,134
Mitel Networks Corp. (a)(d)	80,900	752,370
Motorola Solutions, Inc.	84,581	4,990,279
NETGEAR, Inc. (a)	31,550	977,735
Nokia Corp. sponsored ADR	1,325,620	9,663,770
Plantronics, Inc.	93,200	5,141,844
Polycom, Inc. (a)	80,863	1,089,225
QUALCOMM, Inc.	698,519	48,672,801
Radware Ltd. (a)	181,000	4,273,410
Ruckus Wireless, Inc. (a)	498,500	5,239,235
Sandvine Corp. (U.K.) (a)	86,300	296,318
ShoreTel, Inc. (a)	96,800	665,984
Sonus Networks, Inc. (a)	129,660	1,015,238
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,014,780	11,426,423
Transmode AB	47,000	611,857
ViaSat, Inc. (a)	2,100	132,279
Wi-Lan, Inc.	388,400	812,030
		225,675,439
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Alternative Carriers - 0.1%
Vonage Holdings Corp. (a)	54,300	253,038

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 1.2%
Electronic Components - 0.3%
II-VI, Inc. (a)	36,700	$ 685,189
Electronic Manufacturing Services - 0.9%
TE Connectivity Ltd.	32,500	2,242,500
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		2,927,689
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
Vocera Communications, Inc. (a)	21,000	228,270
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
Google, Inc.:
Class A (a)	1,800	981,576
Class C	2,105	1,120,092
Rackspace Hosting, Inc. (a)	14,900	597,341
Web.com Group, Inc. (a)	39,300	890,931
		3,589,940
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
Semiconductors - 1.6%
Altera Corp.	5,500	268,675
EZchip Semiconductor Ltd. (a)	16,200	271,350
GSI Technology, Inc. (a)	54,000	272,700
Marvell Technology Group Ltd.	110,000	1,538,900
Maxim Integrated Products, Inc.	32,300	1,132,761
Semtech Corp. (a)	21,000	448,560
		3,932,946
SOFTWARE - 1.6%
Application Software - 0.4%
BroadSoft, Inc. (a)	13,300	485,583
Comverse, Inc. (a)	23,600	568,052
		1,053,635
Systems Software - 1.2%
Oracle Corp.	37,500	1,630,875
Rovi Corp. (a)(d)	71,300	1,194,988
		2,825,863
TOTAL SOFTWARE		3,879,498
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.7%
Technology Hardware, Storage & Peripherals - 2.7%
BlackBerry Ltd. (a)	494,000	4,850,225
Hewlett-Packard Co.	22,200	741,480
Samsung Electronics Co. Ltd.	1,024	1,201,300
		6,793,005
TOTAL COMMON STOCKS (Cost $219,705,865)		247,279,825
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	1,550,481	$ 1,550,481
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	5,606,325	5,606,325
TOTAL MONEY MARKET FUNDS (Cost $7,156,806)		7,156,806
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $226,862,671)		254,436,631
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(4,829,161)
NET ASSETS - 100%		$ 249,607,470
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 763
Fidelity Securities Lending Cash Central Fund	31,563
Total	$ 32,326
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $228,264,994. Net unrealized appreciation aggregated $26,171,637, of which $30,654,007 related to appreciated investment securities and $4,482,370 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

May 31, 2015

1.802167.111

ELE-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	$ 3
COMMUNICATIONS EQUIPMENT - 7.8%
Communications Equipment - 7.8%
ADTRAN, Inc.	62,300	1,072,806
F5 Networks, Inc. (a)	27,800	3,494,182
QUALCOMM, Inc.	2,482,332	172,968,894
Ruckus Wireless, Inc. (a)	106,000	1,114,060
Sonus Networks, Inc. (a)	289,300	2,265,219
		180,915,161
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Alternative Carriers - 0.3%
Intelsat SA (a)	628,700	6,720,803
ELECTRONIC EQUIPMENT & COMPONENTS - 4.3%
Electronic Components - 0.2%
Corning, Inc.	22,000	460,240
Vishay Intertechnology, Inc.	352,200	4,585,644
		5,045,884
Electronic Manufacturing Services - 3.1%
Jabil Circuit, Inc.	282,032	6,929,526
KEMET Corp. (a)	524,900	1,621,941
Plexus Corp. (a)	274,500	12,484,260
Trimble Navigation Ltd. (a)	136,100	3,190,184
TTM Technologies, Inc. (a)	4,575,656	45,207,481
Viasystems Group, Inc. (a)	134,300	2,453,661
		71,887,053
Technology Distributors - 1.0%
Avnet, Inc.	148,500	6,535,485
Ingram Micro, Inc. Class A (a)	550,600	14,761,586
		21,297,071
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		98,230,008
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
Garmin Ltd.	48,900	2,223,972
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
Etsy, Inc. (d)	193,600	3,244,736
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
Bazaarvoice, Inc. (a)	156,100	892,892
Cornerstone OnDemand, Inc. (a)	126,900	3,950,397
Demand Media, Inc. (a)	27	151
Google, Inc.:
Class A (a)	66,050	36,018,386
Class C	190	101,101

	Shares	Value
Opower, Inc. (a)	120,900	$ 1,431,456
Rightside Group Ltd. (a)	27	221
		42,394,604
IT SERVICES - 0.3%
Data Processing & Outsourced Services - 0.3%
EVERTEC, Inc.	347,500	7,724,925
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 76.2%
Semiconductor Equipment - 5.1%
Amkor Technology, Inc. (a)	539,100	3,644,316
Applied Materials, Inc.	1,570,200	31,608,126
KLA-Tencor Corp.	140,400	8,376,264
Lam Research Corp.	837,773	68,906,829
Ultratech, Inc. (a)	197,600	3,940,144
Xcerra Corp. (a)	373,400	2,882,648
		119,358,327
Semiconductors - 71.1%
Advanced Micro Devices, Inc. (a)(d)	7,223,000	16,468,440
Altera Corp.	1,709,708	83,519,236
Analog Devices, Inc.	669,489	45,498,472
Applied Micro Circuits Corp. (a)	369,870	2,363,469
Atmel Corp.	6,762,800	59,986,036
Avago Technologies Ltd.	1,700	251,719
Broadcom Corp. Class A	3,585,459	203,833,344
Cavium, Inc. (a)	89,555	6,301,985
Cirrus Logic, Inc. (a)	553,090	20,879,148
Cree, Inc. (a)(d)	751,449	22,753,876
Cypress Semiconductor Corp.	753,400	10,344,182
Diodes, Inc. (a)	26,943	713,451
Exar Corp. (a)	307,604	3,340,579
EZchip Semiconductor Ltd. (a)	310,600	5,202,550
Freescale Semiconductor, Inc. (a)	475,338	21,447,251
Himax Technologies, Inc. sponsored ADR (d)	1,236,100	7,737,986
Hua Hong Semiconductor Ltd. (a)	1,887,000	2,633,255
Intel Corp.	10,953,017	377,440,965
Intersil Corp. Class A	4,320,303	58,324,091
MagnaChip Semiconductor Corp. (a)(e)	1,909,582	13,691,703
Marvell Technology Group Ltd.	6,960,546	97,378,039
Maxim Integrated Products, Inc.	2,331,225	81,756,061
MaxLinear, Inc. Class A (a)	1,460,224	14,631,444
MediaTek, Inc.	677,000	9,102,945
Microchip Technology, Inc. (d)	972,200	47,764,186
Micron Technology, Inc. (a)	5,149,040	143,812,687
Motech Industries, Inc.	1	1
NVIDIA Corp.	800,220	17,708,869
NXP Semiconductors NV (a)	18,823	2,112,882
O2Micro International Ltd. sponsored ADR (a)	959,578	2,139,859
ON Semiconductor Corp. (a)	808,578	10,721,744
PMC-Sierra, Inc. (a)	3,932,074	35,703,232
Qorvo, Inc. (a)	27,000	2,218,050
Sanken Electric Co. Ltd.	560,000	4,033,496
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Semiconductor Manufacturing International Corp. (a)	29,115,000	$ 3,317,372
Semtech Corp. (a)(e)	3,361,939	71,811,017
Silicon Laboratories, Inc. (a)	143,000	7,927,920
STMicroelectronics NV (NY Shares) unit (d)	688,200	5,849,700
Texas Instruments, Inc.	1,522,160	85,119,187
Xilinx, Inc.	921,854	43,714,317
		1,649,554,746
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,768,913,073
SOFTWARE - 0.6%
Application Software - 0.0%
Comverse, Inc. (a)	7,552	181,777
Systems Software - 0.6%
CommVault Systems, Inc. (a)	115,400	5,127,222
Rovi Corp. (a)(d)	529,100	8,867,716
		13,994,938
TOTAL SOFTWARE		14,176,715
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.9%
Technology Hardware, Storage & Peripherals - 4.9%
BlackBerry Ltd. (a)	1,400	13,720
EMC Corp.	429,600	11,315,664
Hewlett-Packard Co.	1,374,200	45,898,280
Nimble Storage, Inc. (a)	88,200	2,282,616
Samsung Electronics Co. Ltd.	32,056	37,606,312
SanDisk Corp.	49,000	3,350,620
Seagate Technology LLC	123,400	6,865,976
Western Digital Corp.	70,100	6,824,936
		114,158,124
TOTAL COMMON STOCKS (Cost $2,000,705,820)		2,238,702,124
Corporate Bonds - 0.5%
	Principal Amount	Value
Convertible Bonds - 0.3%
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
InvenSense, Inc. 1.75% 11/1/18	$ 9,090,000	$ 8,561,644
Nonconvertible Bonds - 0.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
Advanced Micro Devices, Inc. 7% 7/1/24	4,785,000	4,019,400
TOTAL CORPORATE BONDS (Cost $12,407,456)		12,581,044
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	73,784,187	73,784,187
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	57,813,925	57,813,925
TOTAL MONEY MARKET FUNDS (Cost $131,598,112)		131,598,112
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,144,711,388)		2,382,881,280
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(62,459,925)
NET ASSETS - 100%		$ 2,320,421,355
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,333
Fidelity Securities Lending Cash Central Fund	71,757
Total	$ 93,090
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MagnaChip Semiconductor Corp.	$ 10,903,713	$ -	$ -	$ -	$ 13,691,703
Semtech Corp.	-	41,094,108	1,776,824	-	71,811,017
TTM Technologies, Inc.	53,948,528	-	14,398,171	-	-
Total	$ 64,852,241	$ 41,094,108	$ 16,174,995	$ -	$ 85,502,720
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,238,702,124	$ 2,231,351,253	$ 7,350,871	$ -
Corporate Bonds	12,581,044	-	12,581,044	-
Money Market Funds	131,598,112	131,598,112	-	-
Total Investments in Securities:	$ 2,382,881,280	$ 2,362,949,365	$ 19,931,915	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $2,158,824,686. Net unrealized appreciation aggregated $224,056,594, of which $295,434,181 related to appreciated investment securities and $71,377,587 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

May 31, 2015

1.802174.111

HEA-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BIOTECHNOLOGY - 21.4%
Biotechnology - 21.4%
Ablynx NV (a)	859,116	$ 10,058,425
Acceleron Pharma, Inc. (a)	569,316	19,203,029
Acorda Therapeutics, Inc. (a)	867,698	26,447,435
Actelion Ltd.	280,000	39,146,672
Advaxis, Inc. (a)(d)	1,560,000	39,249,600
Alnylam Pharmaceuticals, Inc. (a)	442,654	58,027,513
AMAG Pharmaceuticals, Inc. (a)(d)	1,150,000	80,017,000
Amgen, Inc.	1,660,000	259,391,600
Amicus Therapeutics, Inc. (a)	53,818	662,500
Arena Pharmaceuticals, Inc. (a)(d)	7,000,000	27,475,000
Array BioPharma, Inc. (a)(d)	3,200,000	24,480,000
Avalanche Biotechnologies, Inc. (a)	179,910	6,707,045
Biogen, Inc. (a)	460,000	182,615,400
BioMarin Pharmaceutical, Inc. (a)	1,000,000	125,570,000
Blueprint Medicines Corp.	98,619	2,829,379
Celgene Corp. (a)	680,000	77,819,200
Cellectis SA sponsored ADR (d)	1,122,700	48,163,830
Clovis Oncology, Inc. (a)(d)	300,000	27,732,000
Curis, Inc. (a)(e)	7,787,765	26,244,768
Discovery Laboratories, Inc. (a)(d)(e)	6,000,000	5,031,000
Dyax Corp. (a)	1,700,000	44,778,000
Gilead Sciences, Inc.	1,400,000	157,178,000
Insmed, Inc. (a)	2,050,626	44,990,734
Intercept Pharmaceuticals, Inc. (a)	251,600	64,207,062
Mirati Therapeutics, Inc. (a)(e)	900,000	32,994,000
Neurocrine Biosciences, Inc. (a)	1,900,000	83,334,000
ProQR Therapeutics BV (a)	500,000	9,120,000
Prothena Corp. PLC (a)	331,402	13,070,495
Puma Biotechnology, Inc. (a)(d)	1,170,000	228,676,500
Spark Therapeutics, Inc.	295,400	21,753,256
TESARO, Inc. (a)	940,000	55,234,400
Ultragenyx Pharmaceutical, Inc. (a)	913,405	79,466,235
United Therapeutics Corp. (a)	200,000	36,744,000
Vertex Pharmaceuticals, Inc. (a)	2,660,000	341,251,400
		2,299,669,478
CAPITAL MARKETS - 0.0%
Asset Management & Custody Banks - 0.0%
RPI International Holdings LP (f)	38,202	4,504,016
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	850,000	21,148,000
HEALTH CARE EQUIPMENT & SUPPLIES - 18.7%
Health Care Equipment - 17.4%
Boston Scientific Corp. (a)	26,000,000	475,020,000
CONMED Corp.	1,086,643	60,352,152
Edwards Lifesciences Corp. (a)	400,000	52,288,000
Genmark Diagnostics, Inc. (a)(e)	2,191,464	20,095,725
HeartWare International, Inc. (a)(d)	785,753	57,964,999

	Shares	Value
Lumenis Ltd. Class B (a)	1,389,413	$ 16,909,156
Medtronic PLC	9,800,000	747,936,000
Neovasc, Inc. (a)(e)	4,200,000	29,442,000
Nevro Corp.	350,000	17,790,500
ResMed, Inc. (d)	900,000	52,938,000
St. Jude Medical, Inc.	700,000	51,625,000
Steris Corp.	550,000	36,756,500
Tornier NV (a)(e)	2,816,170	74,853,799
TriVascular Technologies, Inc. (a)(e)	1,850,000	10,082,500
Zeltiq Aesthetics, Inc. (a)(d)	1,000,000	27,460,000
Zimmer Holdings, Inc.	1,200,000	136,908,000
		1,868,422,331
Health Care Supplies - 1.3%
Derma Sciences, Inc. (a)	1,000,000	6,560,000
Endologix, Inc. (a)	1,500,000	25,035,000
The Cooper Companies, Inc.	600,000	109,062,000
		140,657,000
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,009,079,331
HEALTH CARE PROVIDERS & SERVICES - 13.8%
Health Care Distributors & Services - 4.3%
Amplifon SpA	3,000,000	23,789,178
EBOS Group Ltd. (d)	3,280,000	23,432,850
McKesson Corp.	1,650,000	391,429,500
United Drug PLC (United Kingdom)	2,800,000	22,702,854
		461,354,382
Health Care Facilities - 3.3%
Brookdale Senior Living, Inc. (a)	1,600,000	60,304,000
HCA Holdings, Inc. (a)	1,500,000	122,745,000
Surgical Care Affiliates, Inc. (a)(e)	2,000,000	75,980,000
Universal Health Services, Inc. Class B	724,200	93,841,836
		352,870,836
Health Care Services - 2.1%
Adeptus Health, Inc. Class A (d)	426,398	29,869,180
DaVita HealthCare Partners, Inc. (a)	1,000,000	83,780,000
Envision Healthcare Holdings, Inc. (a)	2,800,000	103,460,000
Integrated Diagnostics Holdings PLC (a)	1,688,600	10,080,942
		227,190,122
Managed Health Care - 4.1%
Cigna Corp.	1,000,000	140,830,000
Humana, Inc.	189,600	40,697,640
UnitedHealth Group, Inc.	1,800,000	216,378,000
Wellcare Health Plans, Inc. (a)	500,000	42,835,000
		440,740,640
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,482,155,980
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 3.6%
Health Care Technology - 3.6%
athenahealth, Inc. (a)(d)	915,212	$ 106,713,719
Castlight Health, Inc.	1,875,650	16,374,425
Castlight Health, Inc. Class B (a)	120,129	1,048,726
Cerner Corp. (a)	1,560,000	104,972,400
Connecture, Inc. (d)(e)	2,000,000	25,340,000
HealthStream, Inc. (a)(e)	1,900,000	53,903,000
Medidata Solutions, Inc. (a)	1,150,000	66,711,500
Press Ganey Holdings, Inc.	300,413	8,219,300
		383,283,070
INDUSTRIAL CONGLOMERATES - 0.9%
Industrial Conglomerates - 0.9%
Danaher Corp.	1,100,000	94,952,000
LIFE SCIENCES TOOLS & SERVICES - 3.1%
Life Sciences Tools & Services - 3.1%
Agilent Technologies, Inc.	4,400,000	181,236,000
Bruker Corp. (a)	2,200,000	43,648,000
PRA Health Sciences, Inc.	1,100,000	36,806,000
Thermo Fisher Scientific, Inc.	600,000	77,778,000
		339,468,000
PHARMACEUTICALS - 35.9%
Pharmaceuticals - 35.9%
AbbVie, Inc.	6,000,000	399,540,000
Actavis PLC (a)	2,900,000	889,748,998
Bristol-Myers Squibb Co.	1,280,000	82,688,000
Dechra Pharmaceuticals PLC	2,000,000	31,454,472
Eisai Co. Ltd.	1,210,300	75,558,309
Eli Lilly & Co.	900,000	71,010,000
Endo Health Solutions, Inc. (a)	1,800,000	150,768,000
Horizon Pharma PLC (a)	2,100,000	68,103,000
Jazz Pharmaceuticals PLC (a)	1,000,000	179,350,000
Jiangsu Hengrui Medicine Co. Ltd.	4,000,000	40,494,974
Mallinckrodt PLC (a)	1,000,000	129,440,000
Mylan N.V.	2,800,000	203,364,000
Novartis AG sponsored ADR	1,600,000	164,368,000
Omeros Corp. (a)(d)	922,360	18,308,846
Pacira Pharmaceuticals, Inc. (a)	600,000	46,926,000
Perrigo Co. PLC	750,000	142,725,000
Prestige Brands Holdings, Inc. (a)	1,500,000	65,880,000
Sanofi SA sponsored ADR	2,280,000	112,654,800
Shire PLC sponsored ADR	1,000,000	260,150,000
Sun Pharmaceutical Industries Ltd. (a)	2,280,000	34,554,342
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,850,000	411,685,000
TherapeuticsMD, Inc. (a)(d)	5,600,000	39,648,000

	Shares	Value
Valeant Pharmaceuticals International (Canada) (a)	800,000	$ 190,697,974
ZS Pharma, Inc.	861,700	50,409,450
		3,859,527,165
PROFESSIONAL SERVICES - 0.4%
Human Resource & Employment Services - 0.4%
WageWorks, Inc. (a)	1,100,000	47,168,000
TOTAL COMMON STOCKS (Cost $7,912,659,277)		10,540,955,040
Convertible Preferred Stocks - 0.5%

HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Penumbra, Inc. Series F (f)	1,250,000	22,800,000
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(f)	1,639,892	10,478,910
SOFTWARE - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (f)	8,159,125	18,500,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $45,800,001)		51,778,910
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.15% (b)	100,906,917	100,906,917
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	270,337,472	270,337,472
TOTAL MONEY MARKET FUNDS (Cost $371,244,389)		371,244,389
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $8,329,703,667)		10,963,978,339
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(212,038,616)
NET ASSETS - 100%		$ 10,751,939,723
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,282,926 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 10,800,001
Outset Medical, Inc. Series B	5/5/15	$ 18,500,000
Penumbra, Inc. Series F	5/16/14	$ 16,500,000
RPI International Holdings LP	5/21/15	$ 4,504,016
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,880
Fidelity Securities Lending Cash Central Fund	326,341
Total	$ 394,221
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Connecture, Inc.	$ 17,280,000	$ -	$ -	$ -	$ 25,340,000
Curis, Inc.	21,019,931	2,988,297	-	-	26,244,768
Discovery Laboratories, Inc.	8,855,000	637,500	-	-	5,031,000
Genmark Diagnostics, Inc.	27,500,449	304,127	-	-	20,095,725
HealthStream, Inc.	38,820,000	10,583,785	-	-	53,903,000
Mirati Therapeutics, Inc.	16,639,000	5,420,919	-	-	32,994,000
Neovasc, Inc.	39,600,000	1,795,800	-	-	29,442,000
Surgical Care Affiliates, Inc.	38,976,000	27,175,068	-	-	75,980,000
Tornier NV	52,020,955	17,723,575	-	-	74,853,799
TriVascular Technologies, Inc.	13,381,307	4,700,086	-	-	10,082,500
Vanda Pharmaceuticals, Inc.	23,672,000	-	22,115,861	-	-
Total	$ 297,764,642	$ 71,329,157	$ 22,115,861	$ -	$ 353,966,792
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 10,540,955,040	$ 10,460,892,715	$ 75,558,309	$ 4,504,016
Convertible Preferred Stocks	51,778,910	-	-	51,778,910
Money Market Funds	371,244,389	371,244,389	-	-
Total Investments in Securities:	$ 10,963,978,339	$ 10,832,137,104	$ 75,558,309	$ 56,282,926

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 52,179,728
Level 2 to Level 1	$ 146,178,750
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $8,335,435,888. Net unrealized appreciation aggregated $2,628,542,451, of which $2,732,668,370 related to appreciated investment securities and $104,125,919 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

May 31, 2015

1.802187.111

PHR-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
BIOTECHNOLOGY - 7.6%
Biotechnology - 7.6%
Ablynx NV (a)(d)	510,400	$ 5,975,701
Agios Pharmaceuticals, Inc. (a)	35,353	4,313,773
Alder Biopharmaceuticals, Inc.	137,300	5,837,996
Alexion Pharmaceuticals, Inc. (a)	89,500	14,663,680
Alnylam Pharmaceuticals, Inc. (a)	34,500	4,522,605
AMAG Pharmaceuticals, Inc. (a)(d)	235,400	16,379,132
Biogen, Inc. (a)	41,500	16,475,085
Cara Therapeutics, Inc. (a)	376,300	3,582,376
Dynavax Technologies Corp. (a)(d)	168,000	3,825,360
Genmab A/S (a)	83,300	7,314,924
Gilead Sciences, Inc.	187,100	21,005,717
Intercept Pharmaceuticals, Inc. (a)	10,598	2,704,557
Pfenex, Inc. (a)	245,500	4,659,590
Regeneron Pharmaceuticals, Inc. (a)	21,400	10,968,784
Repligen Corp. (a)	308,700	12,582,612
Synageva BioPharma Corp. (a)	45,900	9,795,519
United Therapeutics Corp. (a)	67,200	12,345,984
Vertex Pharmaceuticals, Inc. (a)	100,100	12,841,829
		169,795,224
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
Codexis, Inc. (a)	347,543	1,438,828
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
Tsuruha Holdings, Inc.	142,400	10,675,478
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
Health Care Equipment - 0.7%
DBV Technologies SA (a)	76,200	3,600,364
Teleflex, Inc.	86,200	11,097,388
		14,697,752
Health Care Supplies - 0.5%
West Pharmaceutical Services, Inc.	228,400	12,365,576
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		27,063,328
HEALTH CARE PROVIDERS & SERVICES - 4.0%
Health Care Distributors & Services - 1.7%
Fagron NV	277,700	12,568,964
McKesson Corp.	103,000	24,434,690
		37,003,654
Health Care Services - 2.3%
DaVita HealthCare Partners, Inc. (a)	360,200	30,177,556
Express Scripts Holding Co. (a)	250,300	21,811,142
		51,988,698
TOTAL HEALTH CARE PROVIDERS & SERVICES		88,992,352

	Shares	Value
HOUSEHOLD PRODUCTS - 1.0%
Household Products - 1.0%
Reckitt Benckiser Group PLC	239,272	$ 21,609,991
LIFE SCIENCES TOOLS & SERVICES - 0.7%
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	393,400	16,204,146
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	157,200
PHARMACEUTICALS - 84.1%
Pharmaceuticals - 84.1%
AbbVie, Inc.	2,262,290	150,645,891
Actavis PLC (a)	685,338	210,268,552
Amphastar Pharmaceuticals, Inc. (a)	503,200	7,719,088
ANI Pharmaceuticals, Inc. (a)(d)	83,000	4,181,540
AstraZeneca PLC sponsored ADR	128,000	8,646,400
Bristol-Myers Squibb Co.	1,829,710	118,199,266
CSPC Pharmaceutical Group Ltd.	5,322,000	5,477,364
Eli Lilly & Co.	919,500	72,548,550
Endo Health Solutions, Inc. (a)	540,100	45,238,776
GlaxoSmithKline PLC sponsored ADR	948,400	42,080,508
Horizon Pharma PLC (a)	874,354	28,355,300
Impax Laboratories, Inc. (a)	385,500	18,122,355
Indivior PLC (a)	3,577,700	12,576,760
Jazz Pharmaceuticals PLC (a)	106,000	19,011,100
Jiangsu Hengrui Medicine Co. Ltd.	883,964	8,949,025
Johnson & Johnson	2,559,600	256,318,342
Mallinckrodt PLC (a)	325,900	42,184,496
Merck & Co., Inc.	271,036	16,503,382
Mylan N.V.	941,300	68,366,619
Novartis AG sponsored ADR	988,298	101,527,854
Novo Nordisk A/S Series B sponsored ADR	1,766,000	99,743,680
Pacira Pharmaceuticals, Inc. (a)	18,500	1,446,885
Perrigo Co. PLC	259,852	49,449,836
Pfizer, Inc.	1,876,888	65,221,858
Prestige Brands Holdings, Inc. (a)	564,200	24,779,664
Recordati SpA	840,400	17,675,667
Roche Holding AG (participation certificate)	127,542	38,883,893
Sanofi SA sponsored ADR	3,133,622	154,832,263
Shire PLC sponsored ADR	153,600	39,959,040
Sinclair Pharma PLC (a)	2,787,274	1,661,427
Tetraphase Pharmaceuticals, Inc. (a)	60,100	2,577,088
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,363,889	81,969,729
Valeant Pharmaceuticals International (Canada) (a)	244,027	58,169,318
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
XenoPort, Inc. (a)	758,200	$ 4,518,872
Zoetis, Inc. Class A	87,100	4,334,967
		1,882,145,355
TOTAL COMMON STOCKS (Cost $1,670,212,235)		2,218,081,902
Convertible Preferred Stocks - 0.0%

LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (a)(e) (Cost $200,000)	112,714	318,981
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.15% (b)	24,839,437	24,839,437
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	16,406,925	16,406,925
TOTAL MONEY MARKET FUNDS (Cost $41,246,362)		41,246,362
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,711,658,597)		2,259,647,245
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(23,137,199)
NET ASSETS - 100%		$ 2,236,510,046
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $318,981 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$ 200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,296
Fidelity Securities Lending Cash Central Fund	68,447
Total	$ 81,743
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,218,081,902	$ 2,146,912,540	$ 71,169,362	$ -
Convertible Preferred Stocks	318,981	-	-	318,981
Money Market Funds	41,246,362	41,246,362	-	-
Total Investments in Securities:	$ 2,259,647,245	$ 2,188,158,902	$ 71,169,362	$ 318,981

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 9,618,324
Level 2 to Level 1	$ 50,096,318
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,715,188,945. Net unrealized appreciation aggregated $544,458,300, of which $559,373,774 related to appreciated investment securities and $14,915,474 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

May 31, 2015

1.802189.111

SOF-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Security & Alarm Services - 0.3%
Mix Telematics Ltd. (a)	26,843,118	$ 7,846,441
COMMUNICATIONS EQUIPMENT - 1.6%
Communications Equipment - 1.6%
QUALCOMM, Inc.	615,900	42,915,912
Sonus Networks, Inc. (a)	553,100	4,330,773
		47,246,685
CONSUMER FINANCE - 0.3%
Consumer Finance - 0.3%
American Express Co.	112,000	8,928,640
DIVERSIFIED CONSUMER SERVICES - 1.6%
Education Services - 0.3%
Chegg, Inc. (a)(d)	936,200	7,124,482
Specialized Consumer Services - 1.3%
H&R Block, Inc.	1,213,691	38,510,415
TOTAL DIVERSIFIED CONSUMER SERVICES		45,634,897
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Alternative Carriers - 0.9%
inContact, Inc. (a)	2,805,756	27,271,948
ELECTRONIC EQUIPMENT & COMPONENTS - 1.5%
Electronic Manufacturing Services - 1.5%
Trimble Navigation Ltd. (a)	1,849,300	43,347,592
INTERNET & CATALOG RETAIL - 1.0%
Internet Retail - 1.0%
Groupon, Inc. Class A (a)	4,294,500	27,398,910
INTERNET SOFTWARE & SERVICES - 30.5%
Internet Software & Services - 30.5%
Actua Corp. (a)	367,789	4,674,598
Alibaba Group Holding Ltd. sponsored ADR	87,500	7,815,500
Bazaarvoice, Inc. (a)	1,031,800	5,901,896
ChannelAdvisor Corp. (a)(d)	618,812	6,936,883
Cornerstone OnDemand, Inc. (a)	411,322	12,804,454
Cvent, Inc. (a)	220,200	5,804,472
Demandware, Inc. (a)(d)	204,850	12,758,058
Endurance International Group Holdings, Inc. (a)	500,000	10,165,000
Facebook, Inc. Class A (a)	1,644,200	130,204,198
Five9, Inc. (a)(d)	300,834	1,531,245
Google, Inc.:
Class A (a)	364,500	198,769,140
Class C	496,760	264,330,964
Marketo, Inc. (a)	154,800	4,617,684
NIC, Inc.	501,600	8,451,960
Opower, Inc. (a)(d)	503,500	5,961,440
Pandora Media, Inc. (a)	328,200	6,127,494
Rackspace Hosting, Inc. (a)	403,000	16,156,270

	Shares	Value
SciQuest, Inc. (a)	441,157	$ 6,732,056
Shutterstock, Inc. (a)	44,400	2,841,156
Textura Corp. (a)	381,500	11,105,465
Twitter, Inc. (a)	1,114,200	40,857,714
Web.com Group, Inc. (a)	2,011,334	45,596,942
Wix.com Ltd. (a)	286,904	7,146,779
Yahoo!, Inc. (a)	1,401,759	60,184,523
Yelp, Inc. (a)	61,200	2,932,092
		880,407,983
IT SERVICES - 22.5%
Data Processing & Outsourced Services - 18.8%
EVERTEC, Inc.	803,300	17,857,359
ExlService Holdings, Inc. (a)	534,310	19,181,729
Fidelity National Information Services, Inc.	640,400	40,153,080
MasterCard, Inc. Class A	1,357,200	125,215,272
The Western Union Co.	864,700	18,980,165
Total System Services, Inc.	495,700	20,422,840
Vantiv, Inc. (a)	310,900	12,436,000
Visa, Inc. Class A	2,817,320	193,493,538
WEX, Inc. (a)	150,600	17,076,534
WNS Holdings Ltd. sponsored ADR (a)(e)	2,639,438	69,654,769
Xerox Corp.	729,000	8,325,180
		542,796,466
IT Consulting & Other Services - 3.7%
IBM Corp.	311,400	52,829,010
Lionbridge Technologies, Inc. (a)(e)	6,256,275	34,534,638
Unisys Corp. (a)	1,007,600	20,696,104
		108,059,752
TOTAL IT SERVICES		650,856,218
MEDIA - 2.1%
Advertising - 2.1%
MDC Partners, Inc. Class A (sub. vtg.)(e)	2,833,281	60,065,557
PROFESSIONAL SERVICES - 2.4%
Research & Consulting Services - 2.4%
ICF International, Inc. (a)(e)	1,909,836	68,333,932
SOFTWARE - 31.3%
Application Software - 10.9%
Adobe Systems, Inc. (a)	1,031,800	81,605,062
Cadence Design Systems, Inc. (a)(d)	986,700	19,526,793
Citrix Systems, Inc. (a)	954,200	62,032,542
Comverse, Inc. (a)	245,617	5,912,001
Parametric Technology Corp. (a)	404,800	16,706,096
Salesforce.com, Inc. (a)	1,417,526	103,125,017
Synopsys, Inc. (a)	196,400	9,798,396
Zendesk, Inc.	680,200	15,665,006
		314,370,913
Home Entertainment Software - 0.7%
Activision Blizzard, Inc.	747,900	18,891,954
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 19.7%
CommVault Systems, Inc. (a)	322,737	$ 14,339,205
Microsoft Corp.	7,221,500	338,399,488
Oracle Corp.	4,339,000	188,703,110
Rovi Corp. (a)(d)	757,700	12,699,052
Symantec Corp.	289,200	7,121,550
Varonis Systems, Inc. (a)(d)	389,479	7,859,686
		569,122,091
TOTAL SOFTWARE		902,384,958
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	814,100	21,443,394
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)	297,564	5,085,369
TOTAL COMMON STOCKS (Cost $1,923,783,581)		2,796,252,524
Convertible Preferred Stocks - 0.2%

SOFTWARE - 0.2%
Application Software - 0.2%
Deem, Inc. (a)(f) (Cost $8,064,516)	2,497,881	7,143,940
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	80,382,114	$ 80,382,114
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	49,850,475	49,850,475
TOTAL MONEY MARKET FUNDS (Cost $130,232,589)		130,232,589
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,062,080,686)		2,933,629,053
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(46,380,624)
NET ASSETS - 100%		$ 2,887,248,429
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,143,940 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$ 8,064,516
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,398
Fidelity Securities Lending Cash Central Fund	150,237
Total	$ 177,635
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ICF International, Inc.	$ 81,216,278	$ -	$ 1,207,372	$ -	$ 68,333,932
Lionbridge Technologies, Inc.	35,222,828	-	-	-	34,534,638
MDC Partners, Inc. Class A (sub. vtg.)	89,859,570	-	17,101,481	1,122,187	60,065,557
WNS Holdings Ltd. sponsored ADR	71,644,587	-	7,316,329	-	69,654,769
Total	$ 277,943,263	$ -	$ 25,625,182	$ 1,122,187	$ 232,588,896
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,796,252,524	$ 2,796,252,524	$ -	$ -
Convertible Preferred Stocks	7,143,940	-	-	7,143,940
Money Market Funds	130,232,589	130,232,589	-	-
Total Investments in Securities:	$ 2,933,629,053	$ 2,926,485,113	$ -	$ 7,143,940
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $2,063,043,430. Net unrealized appreciation aggregated $870,585,623, of which $929,566,958 related to appreciated investment securities and $58,981,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

May 31, 2015

1.802190.111

TEC-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AUTO COMPONENTS - 0.0%
Auto Parts & Equipment - 0.0%
Weifu High-Technology Co. Ltd. (B Shares)	98,200	$ 446,188
AUTOMOBILES - 1.9%
Automobile Manufacturers - 1.9%
Tesla Motors, Inc. (a)(d)	219,556	55,064,645
BANKS - 0.4%
Diversified Banks - 0.4%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(e)	1,808,700	13,236,312
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
JHL Biotech, Inc. (f)	507,721	1,898,877
CHEMICALS - 0.3%
Industrial Gases - 0.1%
Sodiff Advanced Materials Co. Ltd.	15,493	1,593,661
Specialty Chemicals - 0.2%
Duk San Neolux Co. Ltd. (a)	192,897	3,601,344
JSR Corp.	156,400	2,838,639
		6,439,983
TOTAL CHEMICALS		8,033,644
COMMUNICATIONS EQUIPMENT - 6.9%
Communications Equipment - 6.9%
BYD Electronic International Co. Ltd.	2,990,500	4,882,827
Ciena Corp. (a)	1,015,800	24,501,096
Cisco Systems, Inc.	1,468,700	43,047,597
CommScope Holding Co., Inc. (a)	681,300	21,236,121
Finisar Corp. (a)	418,300	9,160,770
Ixia (a)	448,576	5,643,086
Juniper Networks, Inc.	1,056	29,357
Palo Alto Networks, Inc. (a)	27,400	4,644,026
QUALCOMM, Inc.	1,297,800	90,430,704
Radware Ltd. (a)	1,163	27,458
		203,603,042
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	877,200	823,789
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	1,500	22,830
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	596,076	4,971,274

	Shares	Value
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
Lumenpulse, Inc. (a)	40,300	$ 524,328
Nidec Corp.	113,100	8,232,346
OSRAM Licht AG	306,509	16,155,298
		24,911,972
ELECTRONIC EQUIPMENT & COMPONENTS - 5.7%
Electronic Components - 2.9%
Alps Electric Co. Ltd.	2,100	53,652
Largan Precision Co. Ltd.	19,000	2,107,892
Ledlink Optics, Inc.	1,493,252	2,862,789
Murata Manufacturing Co. Ltd.	80,800	13,096,397
OMRON Corp.	315,000	14,597,911
Samsung SDI Co. Ltd.	70,883	7,793,885
Sunny Optical Technology Group Co. Ltd.	3,017,000	6,622,602
Taiyo Yuden Co. Ltd.	568,200	8,471,622
TDK Corp.	122,600	9,782,022
TPK Holding Co. Ltd.	1,476,000	9,767,541
Universal Display Corp. (a)(d)	600	32,226
Yageo Corp.	5,794,217	10,939,223
Yaskawa Electric Corp.	1,900	26,553
		86,154,315
Electronic Equipment & Instruments - 0.4%
Chroma ATE, Inc.	3,293,644	7,382,840
Cognex Corp.	62,900	3,174,563
FEI Co.	8,700	709,920
Keyence Corp.	2,500	1,341,206
		12,608,529
Electronic Manufacturing Services - 2.1%
TE Connectivity Ltd.	295,326	20,377,494
Trimble Navigation Ltd. (a)	1,709,221	40,064,140
		60,441,634
Technology Distributors - 0.3%
Digital China Holdings Ltd. (H Shares)	4,438,000	7,978,916
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		167,183,394
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Intai Technology Corp.	967,000	4,548,448
Olympus Corp.	73,400	2,494,126
		7,042,574
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	1,100	29,161
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)(d)	120,926	14,099,972
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
M3, Inc.	139,800	$ 2,653,986
Medidata Solutions, Inc. (a)	49,400	2,865,694
		19,619,652
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.1%
Sony Corp.	50,200	1,552,198
Sony Corp. sponsored ADR	89,000	2,751,880
		4,304,078
Household Appliances - 0.3%
Haier Electronics Group Co. Ltd.	2,473,000	7,495,244
TOTAL HOUSEHOLD DURABLES		11,799,322
INTERNET & CATALOG RETAIL - 4.1%
Internet Retail - 4.1%
Amazon.com, Inc. (a)	58,200	24,981,186
ASOS PLC (a)(d)	6,400	360,556
Ctrip.com International Ltd. sponsored ADR (a)	311,711	24,896,358
Etsy, Inc.	9,700	162,572
Groupon, Inc. Class A (a)	3,719,800	23,732,324
JD.com, Inc. sponsored ADR	129,400	4,358,192
Jumei International Holding Ltd. sponsored ADR (d)	1,015,787	22,885,681
MySale Group PLC	42,200	35,313
Priceline Group, Inc. (a)	100	117,204
Qunar Cayman Islands Ltd. sponsored ADR (a)	195,065	8,600,416
Travelport Worldwide Ltd.	156,100	2,386,769
Vipshop Holdings Ltd. ADR (a)	267,020	6,667,489
zulily, Inc. Class A (a)	1,900	25,128
		119,209,188
INTERNET SOFTWARE & SERVICES - 25.8%
Internet Software & Services - 25.8%
21Vianet Group, Inc. ADR (a)(d)	315,400	5,696,124
58.com, Inc. ADR (a)	371,404	27,859,014
Alibaba Group Holding Ltd. sponsored ADR	79,800	7,127,736
ChannelAdvisor Corp. (a)(d)	346,200	3,880,902
Constant Contact, Inc. (a)	800	21,808
Cornerstone OnDemand, Inc. (a)	442,804	13,784,489
Cvent, Inc. (a)	133,064	3,507,567
Demandware, Inc. (a)(d)	138,274	8,611,705
DeNA Co. Ltd.	474,900	10,114,642
eBay, Inc. (a)	23,500	1,441,960
eGain Communications Corp. (a)	129,600	589,680
Endurance International Group Holdings, Inc. (a)(d)	908,820	18,476,311
Facebook, Inc. Class A (a)	2,311,974	183,085,221

	Shares	Value
Google, Inc.:
Class A (a)	200,603	$ 109,392,828
Class C	229,768	122,261,850
HomeAway, Inc. (a)	207,001	5,810,518
Hortonworks, Inc.	2,800	73,556
LendingClub Corp. (d)	1,100	21,131
LinkedIn Corp. Class A (a)	14,400	2,806,992
Marketo, Inc. (a)(d)	227,964	6,800,166
Momo, Inc. ADR (d)	2,577	46,541
NAVER Corp.	34,940	19,099,237
New Relic, Inc.	800	26,184
NIC, Inc.	119,768	2,018,091
Q2 Holdings, Inc. (a)	1,400	33,194
Qihoo 360 Technology Co. Ltd. ADR (a)	49,700	2,586,885
Rackspace Hosting, Inc. (a)	55,891	2,240,670
SciQuest, Inc. (a)	344,142	5,251,607
SouFun Holdings Ltd. ADR	350,700	2,605,701
Textura Corp. (a)	450,781	13,122,235
Twitter, Inc. (a)	473,100	17,348,577
Web.com Group, Inc. (a)	383,898	8,702,968
Yahoo!, Inc. (a)	1,201,200	51,573,522
Yelp, Inc. (a)(d)	218,624	10,474,276
Youku Tudou, Inc. ADR (a)(d)	2,161,007	58,282,359
YY, Inc. ADR (a)(d)	398,904	25,864,935
Zillow Group, Inc. (a)(d)	65,298	5,967,584
		756,608,766
IT SERVICES - 6.0%
Data Processing & Outsourced Services - 5.6%
Euronet Worldwide, Inc. (a)	47,901	2,864,480
Fidelity National Information Services, Inc.	668,668	41,925,484
FleetCor Technologies, Inc. (a)	86,100	13,099,254
Optimal Payments PLC (a)	3,906,941	16,764,618
Total System Services, Inc.	486,799	20,056,119
Vantiv, Inc. (a)	494,000	19,760,000
Visa, Inc. Class A	724,400	49,751,792
		164,221,747
IT Consulting & Other Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	193,012	12,491,737
EPAM Systems, Inc. (a)	5,305	381,483
Virtusa Corp. (a)	600	27,300
		12,900,520
TOTAL IT SERVICES		177,122,267
LEISURE PRODUCTS - 0.2%
Leisure Products - 0.2%
Sega Sammy Holdings, Inc.	420,400	6,066,763
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 1.3%
Life Sciences Tools & Services - 1.3%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	858,264	$ 36,922,517
MACHINERY - 1.0%
Construction Machinery & Heavy Trucks - 0.6%
Zhengzhou Yutong Bus Co. Ltd.	4,371,459	16,073,044
Industrial Machinery - 0.4%
Harmonic Drive Systems, Inc. (d)	96,700	1,805,103
Minebea Ltd.	565,000	10,373,401
		12,178,504
TOTAL MACHINERY		28,251,548
MEDIA - 0.6%
Advertising - 0.0%
iCar Asia Ltd. (a)(d)	369,039	276,506
Cable & Satellite - 0.3%
Naspers Ltd. Class N	53,402	7,849,090
Movies & Entertainment - 0.1%
Bona Film Group Ltd. sponsored ADR (a)	217,761	2,765,565
Publishing - 0.2%
NEXT Co. Ltd.	195,000	1,182,055
Schibsted ASA (B Shares)	80,666	5,184,837
		6,366,892
TOTAL MEDIA		17,258,053
PROFESSIONAL SERVICES - 0.4%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	800	24,832
Paylocity Holding Corp. (a)(d)	75,528	2,528,677
WageWorks, Inc. (a)	89,700	3,846,336
		6,399,845
Research & Consulting Services - 0.2%
ICF International, Inc. (a)	61,500	2,200,470
Verisk Analytics, Inc. (a)	39,700	2,881,426
		5,081,896
TOTAL PROFESSIONAL SERVICES		11,481,741
ROAD & RAIL - 0.0%
Trucking - 0.0%
eHi Car Service Co. Ltd. sponsored ADR	16,413	250,627
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.8%
Semiconductor Equipment - 0.3%
Nanometrics, Inc. (a)	21,591	335,524
Rubicon Technology, Inc. (a)(d)	1,264,318	3,401,015
SunEdison, Inc. (a)(d)	1,300	38,961
Ultratech, Inc. (a)	222,400	4,434,656
		8,210,156

	Shares	Value
Semiconductors - 10.5%
Altera Corp.	621,500	$ 30,360,275
Atmel Corp.	2,826,500	25,071,055
Audience, Inc. (a)(d)	381,340	1,826,619
Broadcom Corp. Class A	369,719	21,018,525
Cavium, Inc. (a)	100	7,037
Cirrus Logic, Inc. (a)	84,600	3,193,650
Everlight Electronics Co. Ltd.	3,926,000	8,953,119
Freescale Semiconductor, Inc. (a)	205,836	9,287,320
Genesis Photonics, Inc. (a)	5,306,208	2,220,459
Himax Technologies, Inc. sponsored ADR	173,900	1,088,614
Hua Hong Semiconductor Ltd. (a)	4,484,000	6,257,296
Intel Corp.	226,400	7,801,744
Intersil Corp. Class A	543,089	7,331,702
Lextar Electronics Corp.	810,000	685,795
M/A-COM Technology Solutions Holdings, Inc. (a)	52,470	2,002,255
MagnaChip Semiconductor Corp. (a)	295,035	2,115,401
Marvell Technology Group Ltd.	1,823,600	25,512,164
Maxim Integrated Products, Inc.	1,056,800	37,061,976
Melexis NV	567	35,758
Micron Technology, Inc. (a)	104,100	2,907,513
Microsemi Corp. (a)	330,100	12,012,339
Monolithic Power Systems, Inc.	129,695	7,081,347
Novatek Microelectronics Corp.	1,747,000	9,492,409
ON Semiconductor Corp. (a)	231,300	3,067,038
PMC-Sierra, Inc. (a)	594,600	5,398,968
Power Integrations, Inc.	75,500	3,832,380
Qorvo, Inc. (a)	401,017	32,943,547
Radiant Opto-Electronics Corp.	875,000	3,193,223
Sanken Electric Co. Ltd.	1,532,000	11,034,491
Semiconductor Manufacturing International Corp. (a)	33,169,000	3,779,286
Semtech Corp. (a)	295,500	6,311,880
Silicon Laboratories, Inc. (a)	57,500	3,187,800
SK Hynix, Inc.	256,355	11,758,137
STMicroelectronics NV	2,860	24,372
		307,855,494
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		316,065,650
SOFTWARE - 14.5%
Application Software - 6.8%
Adobe Systems, Inc. (a)	424,739	33,592,608
ANSYS, Inc. (a)	314	27,946
Autodesk, Inc. (a)	274,900	14,885,835
Blackbaud, Inc.	32,000	1,640,320
Citrix Systems, Inc. (a)	323,507	21,031,190
Guidewire Software, Inc. (a)	411	19,913
Interactive Intelligence Group, Inc. (a)	129,390	5,593,530
Intuit, Inc.	320,300	33,359,245
Kingdee International Software Group Co. Ltd.	11,879,600	9,499,206
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Linx SA	1,400	$ 21,723
Mobileye NV (a)	92,100	4,336,068
Parametric Technology Corp. (a)	80,000	3,301,600
PROS Holdings, Inc. (a)	33,400	642,950
Qlik Technologies, Inc. (a)	184,300	6,666,131
RealPage, Inc. (a)	9,300	169,818
Salesforce.com, Inc. (a)	682,592	49,658,568
SolarWinds, Inc. (a)	536	25,433
Splunk, Inc. (a)	40,317	2,726,236
Ultimate Software Group, Inc. (a)	117	18,929
Workiva, Inc.	1,900	25,137
Yodlee, inc.	2,300	32,982
Zendesk, Inc.	479,675	11,046,915
		198,322,283
Home Entertainment Software - 1.7%
Activision Blizzard, Inc.	527,400	13,322,124
Nintendo Co. Ltd.	194,300	32,778,368
Nintendo Co. Ltd. ADR	216,425	4,579,553
		50,680,045
Systems Software - 6.0%
Allot Communications Ltd. (a)	528,072	4,066,154
CommVault Systems, Inc. (a)	600	26,658
Fleetmatics Group PLC (a)	723,287	30,240,629
Imperva, Inc. (a)	661	40,195
Infoblox, Inc. (a)	1,700	44,183
Microsoft Corp.	1,195,900	56,039,874
NetSuite, Inc. (a)(d)	192,884	18,019,223
Oracle Corp.	1,035,100	45,016,499
Progress Software Corp. (a)	152,700	4,020,591
Red Hat, Inc. (a)	74,412	5,749,815
ServiceNow, Inc. (a)	145,050	11,112,281
Tableau Software, Inc. (a)	6,000	679,260
VMware, Inc. Class A (a)	300	26,196
		175,081,558
TOTAL SOFTWARE		424,083,886
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 16.4%
Technology Hardware, Storage & Peripherals - 16.4%
Apple, Inc.	3,010,397	392,194,518
BlackBerry Ltd. (a)	2,700	26,509
Electronics for Imaging, Inc. (a)	159,349	6,888,657
EMC Corp.	900	23,706
Hewlett-Packard Co.	1,548,500	51,719,900
Nimble Storage, Inc. (a)	9,400	243,272
SanDisk Corp.	213,545	14,602,207
Seagate Technology LLC	98,100	5,458,284
Silicon Graphics International Corp. (a)	439,166	2,819,446

	Shares	Value
Stratasys Ltd. (a)	300	$ 10,668
Western Digital Corp.	70,800	6,893,088
		480,880,255
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Bharti Infratel Ltd.	1,453,623	10,919,355
RingCentral, Inc. (a)	337,000	5,759,330
		16,678,685
TOTAL COMMON STOCKS (Cost $2,368,955,800)		2,909,566,622
Convertible Preferred Stocks - 1.0%

INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (f)	515,696	17,181,753
IT SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (f)	72,872	1,142,633
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
Meituan Corp. Series D (f)	1,401,081	12,091,329
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,833,462)		30,415,715
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.15% (b)	538,847	538,847
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	113,619,670	113,619,670
TOTAL MONEY MARKET FUNDS (Cost $114,158,517)		114,158,517
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $2,500,947,779)	3,054,140,854
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(122,948,963)
NET ASSETS - 100%	$ 2,931,191,891
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,236,312 or 0.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,314,592 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 1,898,877
Meituan Corp. Series D	1/26/15	$ 8,857,214
Nutanix, Inc. Series E	8/26/14	$ 976,230
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 8,000,018
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,967
Fidelity Securities Lending Cash Central Fund	345,559
Total	$ 351,526
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,909,566,622	$ 2,752,132,294	$ 155,535,451	$ 1,898,877
Convertible Preferred Stocks	30,415,715	-	-	30,415,715
Money Market Funds	114,158,517	114,158,517	-	-
Total Investments in Securities:	$ 3,054,140,854	$ 2,866,290,811	$ 155,535,451	$ 32,314,592

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 70,611,328
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$ 27,182,329
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,233,386
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 30,415,715
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ 3,233,386
Other Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,898,877
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,898,877
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $2,510,054,504. Net unrealized appreciation aggregated $544,086,350, of which $632,690,270 related to appreciated investment securities and $88,603,920 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 05/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 32,314,592	Last transaction price	Transaction price	$3.74 - $33.32 / $30.37	Increase
		Market comparable	Discount rate	10.0%	Decrease
			EV/Sales multiple	7.0	Increase
			EV/GMV multiple	0.4	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Portfolio

May 31, 2015

1.802193.111

UTI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Alternative Carriers - 0.9%
Cogent Communications Group, Inc.	244,762	$ 7,690,422
ELECTRIC UTILITIES - 43.8%
Electric Utilities - 43.8%
Edison International	688,912	41,892,739
Energias de Portugal SA	818,086	3,194,181
Exelon Corp.	3,271,700	110,681,611
FirstEnergy Corp.	554,000	19,766,720
ITC Holdings Corp.	394,700	13,928,963
NextEra Energy, Inc.	1,144,085	117,085,659
OGE Energy Corp.	781,185	24,607,328
PPL Corp.	1,170,242	40,619,100
		371,776,301
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
SolarCity Corp. (a)(d)	71,300	4,286,556
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 13.4%
Independent Power Producers & Energy Traders - 11.8%
Black Hills Corp.	192,950	9,219,151
Calpine Corp. (a)	1,854,487	37,275,189
Dynegy, Inc. (a)	450,137	14,557,431
NRG Energy, Inc.	1,557,122	39,239,474
		100,291,245
Renewable Electricity - 1.6%
Abengoa Yield PLC (d)	360,331	13,851,124
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		114,142,369
MEDIA - 2.5%
Cable & Satellite - 2.5%
Time Warner Cable, Inc.	116,100	21,001,329
MULTI-UTILITIES - 26.8%
Multi-Utilities - 26.8%
Dominion Resources, Inc.	913,212	64,399,710
NiSource, Inc.	638,323	30,116,079
PG&E Corp.	670,937	35,875,001
Sempra Energy	848,051	91,140,041
TECO Energy, Inc.	324,900	6,124,365
		227,655,196

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 6.9%
Oil & Gas Storage & Transport - 6.9%
Boardwalk Pipeline Partners, LP	310,025	$ 4,966,601
Cheniere Energy Partners LP Holdings LLC	924,100	22,825,270
Energy Transfer Equity LP	277,517	19,057,092
Kinder Morgan, Inc.	280,700	11,646,243
		58,495,206
REAL ESTATE INVESTMENT TRUSTS - 3.8%
Specialized REITs - 3.8%
American Tower Corp.	140,300	13,018,437
Crown Castle International Corp.	236,100	19,253,955
		32,272,392
TOTAL COMMON STOCKS (Cost $741,534,417)		837,319,771
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.15% (b)	15,373,436	15,373,436
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	8,074,050	8,074,050
TOTAL MONEY MARKET FUNDS (Cost $23,447,486)		23,447,486
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $764,981,903)		860,767,257
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(11,563,268)
NET ASSETS - 100%		$ 849,203,989
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,959
Fidelity Securities Lending Cash Central Fund	14,498
Total	$ 17,457
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $766,800,683. Net unrealized appreciation aggregated $93,966,574, of which $110,671,835 related to appreciated investment securities and $16,705,261 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

May 31, 2015

1.802155.111

BAN-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
BANKS - 85.3%
Diversified Banks - 39.7%
Bancolombia SA sponsored ADR (d)	58,200	$ 2,370,486
Bank of America Corp.	2,395,100	39,519,150
Barclays PLC	849,294	3,516,950
Citigroup, Inc.	596,900	32,280,352
Comerica, Inc.	373,100	18,263,245
JPMorgan Chase & Co.	521,200	34,284,536
Lloyds Banking Group PLC	3,749,400	5,041,404
U.S. Bancorp	986,600	42,532,326
Wells Fargo & Co.	1,158,792	64,846,001
		242,654,450
Regional Banks - 45.6%
1st Source Corp.	305,100	9,635,058
Bank of the Ozarks, Inc.	213,200	9,374,404
Camden National Corp.	149,190	5,722,928
CIT Group, Inc.	388,500	17,972,010
Commerce Bancshares, Inc. (d)	327,457	14,607,857
Community Trust Bancorp, Inc.	263,400	8,631,618
CVB Financial Corp.	843,000	13,825,200
First Citizen Bancshares, Inc.	37,000	8,920,700
First Republic Bank	178,600	10,814,230
Hanmi Financial Corp.	321,800	7,119,825
Hilltop Holdings, Inc. (a)	530,052	11,571,035
Lakeland Financial Corp.	153,899	6,092,861
M&T Bank Corp. (d)	199,300	24,091,384
PacWest Bancorp	270,936	12,162,317
PNC Financial Services Group, Inc.	96,541	9,238,008
Prosperity Bancshares, Inc.	491,800	26,345,726
Regions Financial Corp.	2,526,000	25,487,340
Shinsei Bank Ltd.	2,740,000	5,529,804
SunTrust Banks, Inc.	690,700	29,479,076
UMB Financial Corp.	283,800	14,698,002
Wilshire Bancorp, Inc.	685,000	7,562,400
		278,881,783
TOTAL BANKS		521,536,233
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
The Blackstone Group LP	35,100	1,537,380
CONSUMER FINANCE - 5.9%
Consumer Finance - 5.9%
American Express Co.	38,200	3,045,304
Capital One Financial Corp.	289,800	24,215,688
Discover Financial Services	154,000	8,973,580
		36,234,572

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Specialized Finance - 0.6%
Element Financial Corp. (a)	243,900	$ 3,649,871
INSURANCE - 1.3%
Property & Casualty Insurance - 1.3%
First American Financial Corp.	228,900	8,174,019
THRIFTS & MORTGAGE FINANCE - 4.8%
Thrifts & Mortgage Finance - 4.8%
BofI Holding, Inc. (a)	66,200	6,233,392
Essent Group Ltd. (a)	152,400	3,887,724
Meridian Bancorp, Inc. (a)	596,165	7,654,759
TFS Financial Corp.	768,100	11,406,285
		29,182,160
TOTAL COMMON STOCKS (Cost $496,954,483)		600,314,235
Nonconvertible Preferred Stocks - 0.5%

BANKS - 0.5%
Diversified Banks - 0.5%
Banco ABC Brasil SA (Cost $3,949,158)	777,823	2,851,261
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.15% (b)	8,692,896	8,692,896
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	5,895,575	5,895,575
TOTAL MONEY MARKET FUNDS (Cost $14,588,471)		14,588,471
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $515,492,112)		617,753,967
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(6,092,264)
NET ASSETS - 100%		$ 611,661,703
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,468
Fidelity Securities Lending Cash Central Fund	3,541
Total	$ 6,009
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 600,314,235	$ 586,226,077	$ 14,088,158	$ -
Nonconvertible Preferred Stocks	2,851,261	2,851,261	-	-
Money Market Funds	14,588,471	14,588,471	-	-
Total Investments in Securities:	$ 617,753,967	$ 603,665,809	$ 14,088,158	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $516,236,028. Net unrealized appreciation aggregated $101,517,939, of which $108,523,692 related to appreciated investment securities and $7,005,753 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

May 31, 2015

1.802176.111

INE-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 36.5%
Aerospace & Defense - 36.5%
General Dynamics Corp.	59,900	$ 8,395,584
Honeywell International, Inc.	129,200	13,462,640
Huntington Ingalls Industries, Inc.	21,500	2,665,785
L-3 Communications Holdings, Inc.	46,000	5,419,260
Northrop Grumman Corp.	40,800	6,494,544
Raytheon Co.	9,200	949,992
Teledyne Technologies, Inc. (a)	24,900	2,523,117
Textron, Inc.	10,000	452,200
The Boeing Co.	113,000	15,878,760
Triumph Group, Inc.	32,700	2,180,763
United Technologies Corp.	180,100	21,102,317
		79,524,962
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	40,700	2,117,214
BUILDING PRODUCTS - 2.0%
Building Products - 2.0%
Lennox International, Inc.	39,700	4,470,220
CONSTRUCTION & ENGINEERING - 3.3%
Construction & Engineering - 3.3%
AECOM Technology Corp. (a)	217,917	7,197,794
DIVERSIFIED CONSUMER SERVICES - 2.6%
Specialized Consumer Services - 2.6%
H&R Block, Inc.	104,500	3,315,785
ServiceMaster Global Holdings, Inc.	67,200	2,257,248
		5,573,033
ELECTRICAL EQUIPMENT - 5.0%
Electrical Components & Equipment - 2.9%
AMETEK, Inc.	72,800	3,913,728
Regal Beloit Corp.	32,028	2,504,269
		6,417,997
Heavy Electrical Equipment - 2.1%
Babcock & Wilcox Co.	138,100	4,597,349
TOTAL ELECTRICAL EQUIPMENT		11,015,346
INDUSTRIAL CONGLOMERATES - 18.0%
Industrial Conglomerates - 18.0%
3M Co.	34,000	5,408,720

	Shares	Value
Danaher Corp.	150,000	$ 12,948,000
General Electric Co.	770,055	20,999,400
		39,356,120
LEISURE PRODUCTS - 1.0%
Leisure Products - 1.0%
Vista Outdoor, Inc. (a)	46,000	2,120,140
MACHINERY - 20.5%
Agricultural & Farm Machinery - 3.2%
Deere & Co.	74,300	6,960,424
Construction Machinery & Heavy Trucks - 7.8%
Allison Transmission Holdings, Inc.	190,633	5,833,370
Cummins, Inc.	21,600	2,927,880
Manitowoc Co., Inc. (d)	347,300	6,550,078
Navistar International Corp. (a)(d)	61,300	1,623,224
		16,934,552
Industrial Machinery - 9.5%
Global Brass & Copper Holdings, Inc.	277,700	4,784,771
Ingersoll-Rand PLC	99,300	6,829,854
Metka SA	59,699	514,704
Pall Corp.	24,600	3,061,224
TriMas Corp. (a)	62,000	1,791,800
Valmont Industries, Inc. (d)	30,300	3,770,835
		20,753,188
TOTAL MACHINERY		44,648,164
PROFESSIONAL SERVICES - 3.3%
Human Resource & Employment Services - 0.7%
Towers Watson & Co.	10,400	1,434,680
Research & Consulting Services - 2.6%
CBIZ, Inc. (a)	215,600	1,955,492
Dun & Bradstreet Corp.	29,800	3,812,314
		5,767,806
TOTAL PROFESSIONAL SERVICES		7,202,486
ROAD & RAIL - 1.7%
Trucking - 1.7%
J.B. Hunt Transport Services, Inc.	44,800	3,764,096
TRADING COMPANIES & DISTRIBUTORS - 4.3%
Trading Companies & Distributors - 4.3%
HD Supply Holdings, Inc. (a)	122,300	3,968,635
United Rentals, Inc. (a)	42,800	3,805,348
WESCO International, Inc. (a)	22,000	1,580,920
		9,354,903
TOTAL COMMON STOCKS (Cost $173,141,703)		216,344,478
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	2,115,256	$ 2,115,256
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	10,701,100	10,701,100
TOTAL MONEY MARKET FUNDS (Cost $12,816,356)		12,816,356
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $185,958,059)	229,160,834
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(11,027,666)
NET ASSETS - 100%	$ 218,133,168
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 622
Fidelity Securities Lending Cash Central Fund	11,126
Total	$ 11,748
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $186,391,916. Net unrealized appreciation aggregated $42,768,918, of which $45,546,901 related to appreciated investment securities and $2,777,983 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on June 12, 2015, 2,554,993 shares of the Fund held by an unaffiliated entity redeemed for cash and investments, with a value of $96,042,190. The Fund recognized a net gain of $25,749,249 for book purposes and no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

May 31, 2015

1.802164.111

CYC-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AEROSPACE & DEFENSE - 27.7%
Aerospace & Defense - 27.7%
General Dynamics Corp.	222,197	$ 31,143,132
Honeywell International, Inc.	513,559	53,512,848
Orbital ATK, Inc.	171,961	13,155,017
Raytheon Co.	269,900	27,869,874
Teledyne Technologies, Inc. (a)	151,421	15,343,490
Textron, Inc.	511,819	23,144,455
The Boeing Co.	392,198	55,111,663
United Technologies Corp.	760,371	89,092,670
		308,373,149
AIR FREIGHT & LOGISTICS - 6.0%
Air Freight & Logistics - 6.0%
FedEx Corp.	388,717	67,333,559
AIRLINES - 2.4%
Airlines - 2.4%
Delta Air Lines, Inc.	628,173	26,961,185
BUILDING PRODUCTS - 5.1%
Building Products - 5.1%
A.O. Smith Corp.	361,139	25,778,102
Caesarstone Sdot-Yam Ltd.	80,300	4,964,146
Lennox International, Inc.	230,772	25,984,927
		56,727,175
COMMERCIAL SERVICES & SUPPLIES - 4.4%
Diversified Support Services - 1.2%
KAR Auction Services, Inc.	350,400	13,055,904
Office Services & Supplies - 1.5%
West Corp.	567,803	17,374,772
Security & Alarm Services - 1.7%
Tyco International Ltd.	470,200	18,977,272
TOTAL COMMERCIAL SERVICES & SUPPLIES		49,407,948
CONSTRUCTION & ENGINEERING - 2.3%
Construction & Engineering - 2.3%
AECOM Technology Corp. (a)	787,100	25,997,913
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc.	314,300	10,557,337
ELECTRICAL EQUIPMENT - 6.7%
Electrical Components & Equipment - 4.5%
AMETEK, Inc.	325,400	17,493,504
Eaton Corp. PLC	286,300	20,496,217
EnerSys	182,700	12,175,128
		50,164,849

	Shares	Value
Heavy Electrical Equipment - 2.2%
Babcock & Wilcox Co.	720,900	$ 23,998,761
TOTAL ELECTRICAL EQUIPMENT		74,163,610
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
Aspen Aerogels, Inc.	301,649	2,081,378
INDUSTRIAL CONGLOMERATES - 17.6%
Industrial Conglomerates - 17.6%
Danaher Corp.	863,121	74,504,605
General Electric Co.	4,468,084	121,844,650
		196,349,255
MACHINERY - 8.3%
Agricultural & Farm Machinery - 2.3%
Deere & Co.	271,450	25,429,436
Construction Machinery & Heavy Trucks - 1.1%
Manitowoc Co., Inc.	617,743	11,650,633
Industrial Machinery - 4.9%
IDEX Corp.	220,098	17,004,771
Ingersoll-Rand PLC	284,900	19,595,422
Pall Corp.	47,029	5,852,289
Valmont Industries, Inc. (d)	98,838	12,300,389
		54,752,871
TOTAL MACHINERY		91,832,940
PROFESSIONAL SERVICES - 6.4%
Human Resource & Employment Services - 1.2%
Towers Watson & Co.	95,928	13,233,268
Research & Consulting Services - 5.2%
CEB, Inc.	148,000	12,519,320
Huron Consulting Group, Inc. (a)	236,108	15,181,744
Nielsen Holdings B.V.	318,651	14,336,108
Verisk Analytics, Inc. (a)	222,650	16,159,937
		58,197,109
TOTAL PROFESSIONAL SERVICES		71,430,377
ROAD & RAIL - 9.1%
Railroads - 5.5%
Genesee & Wyoming, Inc. Class A (a)	139,500	11,486,430
Union Pacific Corp.	490,966	49,543,379
		61,029,809
Trucking - 3.6%
J.B. Hunt Transport Services, Inc.	473,820	39,810,356
TOTAL ROAD & RAIL		100,840,165
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Trading Companies & Distributors - 2.2%
HD Supply Holdings, Inc. (a)	758,048	$ 24,598,658
TOTAL COMMON STOCKS (Cost $903,167,950)		1,106,654,649
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.15% (b)	6,008,086	6,008,086
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	3,018,600	3,018,600
TOTAL MONEY MARKET FUNDS (Cost $9,026,686)		9,026,686
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $912,194,636)		1,115,681,335
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,253,896)
NET ASSETS - 100%		$ 1,113,427,439
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,947
Fidelity Securities Lending Cash Central Fund	14,912
Total	$ 18,859
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $913,497,774. Net unrealized appreciation aggregated $202,183,561, of which $211,465,721 related to appreciated investment securities and $9,282,160 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

May 31, 2015

1.802180.111

MED-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Stericycle, Inc. (a)	6,500	$ 892,450
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
H&R Block, Inc.	28,700	910,651
FOOD & STAPLES RETAILING - 0.1%
Drug Retail - 0.1%
Jean Coutu Group, Inc. Class A (sub. vtg.)	33,000	618,816
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
IDEXX Laboratories, Inc. (a)	5,600	759,360
HEALTH CARE PROVIDERS & SERVICES - 97.4%
Health Care Distributors & Services - 19.7%
AmerisourceBergen Corp.	215,900	24,301,704
Cardinal Health, Inc.	663,100	58,465,527
Henry Schein, Inc. (a)	184,100	26,081,447
McKesson Corp.	350,900	83,244,007
		192,092,685
Health Care Facilities - 13.0%
Acadia Healthcare Co., Inc. (a)	20,200	1,497,628
AmSurg Corp. (a)	290,616	19,570,081
Community Health Systems, Inc. (a)	345,500	19,109,605
HCA Holdings, Inc. (a)	581,400	47,575,962
HealthSouth Corp.	265,100	11,441,716
LifePoint Hospitals, Inc. (a)	140,000	10,540,600
U.S. Physical Therapy, Inc.	155,600	7,758,216
Universal Health Services, Inc. Class B	69,200	8,966,936
		126,460,744
Health Care Services - 29.1%
Accretive Health, Inc. (a)	1,140,700	6,136,966
Adeptus Health, Inc. Class A (d)	44,500	3,117,225
Air Methods Corp. (a)(d)	301,300	12,702,808
AMN Healthcare Services, Inc. (a)	146,876	3,905,433
BioScrip, Inc. (a)(d)	548,202	1,946,117
Corvel Corp. (a)	84,200	3,022,780
DaVita HealthCare Partners, Inc. (a)	504,000	42,225,120
Envision Healthcare Holdings, Inc. (a)	220,600	8,151,170
Express Scripts Holding Co. (a)	1,181,650	102,968,981
Fresenius SE & Co. KGaA	77,500	4,930,900
IPC The Hospitalist Co., Inc. (a)	148,300	7,321,571
Laboratory Corp. of America Holdings (a)	121,000	14,271,950
Landauer, Inc.	63,100	2,150,448
MEDNAX, Inc. (a)	277,400	19,745,332
Omnicare, Inc.	159,300	15,179,697
Providence Service Corp. (a)	60,500	2,907,630

	Shares	Value
Quest Diagnostics, Inc.	287,400	$ 21,621,102
Team Health Holdings, Inc. (a)	192,200	11,239,856
		283,545,086
Managed Health Care - 35.6%
Aetna, Inc.	386,300	45,571,811
Anthem, Inc.	292,200	49,045,770
Centene Corp. (a)	127,700	9,620,918
Cigna Corp.	438,500	61,753,955
Health Net, Inc. (a)	53,900	3,354,736
Molina Healthcare, Inc. (a)	61,900	4,502,606
UnitedHealth Group, Inc.	1,437,197	172,765,452
		346,615,248
TOTAL HEALTH CARE PROVIDERS & SERVICES		948,713,763
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	4,500	39,285
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Danaher Corp.	10,600	914,992
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Xerox Corp.	200,100	2,285,142
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
Huron Consulting Group, Inc. (a)	44,300	2,848,490
Verisk Analytics, Inc. (a)	12,900	936,282
		3,784,772
TOTAL COMMON STOCKS (Cost $546,119,107)		958,919,231
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.15% (b)	14,926,721	14,926,721
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	10,971,275	10,971,275
TOTAL MONEY MARKET FUNDS (Cost $25,897,996)		25,897,996
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $572,017,103)		984,817,227
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(11,030,651)
NET ASSETS - 100%		$ 973,786,576
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,147
Fidelity Securities Lending Cash Central Fund	8,572
Total	$ 13,719
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $573,984,365. Net unrealized appreciation aggregated $410,832,862, of which $420,931,149 related to appreciated investment securities and $10,098,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

May 31, 2015

1.802158.111

BSO-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	231,000	$ 7,329,630
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
Travelport Worldwide Ltd.	160,824	2,458,999
INTERNET SOFTWARE & SERVICES - 9.3%
Internet Software & Services - 9.3%
Cvent, Inc. (a)(d)	126,400	3,331,904
Endurance International Group Holdings, Inc. (a)(d)	1,998,832	40,636,255
GoDaddy, Inc. (a)	524,500	14,124,785
Marketo, Inc. (a)(d)	129,770	3,871,039
Q2 Holdings, Inc. (a)	226,600	5,372,686
Rightside Group Ltd. (a)	9,454	77,428
Shopify, Inc. Class A	1,400	37,736
Web.com Group, Inc. (a)	1,020,008	23,123,581
Wix.com Ltd. (a)	188,817	4,703,431
Xoom Corp. (a)(d)	621,901	11,697,958
		106,976,803
IT SERVICES - 82.7%
Data Processing & Outsourced Services - 58.0%
Alliance Data Systems Corp. (a)	160,248	47,758,711
Automatic Data Processing, Inc.	1,000	85,510
Broadridge Financial Solutions, Inc.	7,800	422,604
Cardtronics, Inc. (a)	502,700	18,348,550
Cass Information Systems, Inc.	1,852	92,341
Computer Sciences Corp.	52,900	3,628,940
Convergys Corp.	44,300	1,099,969
CoreLogic, Inc. (a)	190,100	7,410,098
CSG Systems International, Inc.	100,070	3,121,183
DST Systems, Inc.	41,600	4,925,440
Euronet Worldwide, Inc. (a)	157,000	9,388,600
EVERTEC, Inc.	148,900	3,310,047
ExlService Holdings, Inc. (a)	864,670	31,041,653
Fidelity National Information Services, Inc.	678,800	42,560,760
Fiserv, Inc. (a)	229,800	18,418,470
FleetCor Technologies, Inc. (a)	149,400	22,729,716
Global Cash Access Holdings, Inc. (a)	490,700	3,793,111
Global Payments, Inc.	182,800	19,080,664
Heartland Payment Systems, Inc.	105,500	5,638,975
Higher One Holdings, Inc. (a)	1,909,900	5,424,116
Jack Henry & Associates, Inc.	1,600	104,128
MasterCard, Inc. Class A	1,233,200	113,775,032
Maximus, Inc.	83,100	5,432,247
MoneyGram International, Inc. (a)	529,700	5,148,684
Neustar, Inc. Class A (a)(d)	253,399	6,922,861

	Shares	Value
Paychex, Inc.	1,800	$ 88,938
Sabre Corp.	701,300	18,296,917
Sykes Enterprises, Inc. (a)	37,200	901,356
Syntel, Inc. (a)	244,800	11,630,448
Teletech Holdings, Inc.	2,000	50,840
The Western Union Co.	5,100	111,945
Total System Services, Inc.	203,700	8,392,440
Vantiv, Inc. (a)	559,800	22,392,000
VeriFone Systems, Inc. (a)	489,000	18,665,130
Visa, Inc. Class A	2,448,248	168,145,670
WEX, Inc. (a)	162,300	18,403,197
WNS Holdings Ltd. sponsored ADR (a)	354,729	9,361,298
Xerox Corp.	783,500	8,947,570
		665,050,159
IT Consulting & Other Services - 24.7%
Accenture PLC Class A	599,700	57,595,188
Acxiom Corp. (a)	298,400	4,944,488
Booz Allen Hamilton Holding Corp. Class A	494,600	12,538,110
CACI International, Inc. Class A (a)	11,800	1,010,316
Cap Gemini SA	1,200	104,145
Ciber, Inc. (a)	607,500	2,041,200
Cognizant Technology Solutions Corp. Class A (a)	1,375,232	89,005,015
EPAM Systems, Inc. (a)	308,700	22,198,617
Forrester Research, Inc.	10,300	350,303
Gartner, Inc. Class A (a)	165,276	14,458,344
IBM Corp.	212,650	36,076,073
iGATE Corp. (a)	125,392	5,957,374
Leidos Holdings, Inc.	2,125	90,313
Luxoft Holding, Inc. (a)	269,650	14,434,365
Science Applications International Corp.	17,000	901,000
Teradata Corp. (a)	3,500	136,290
Unisys Corp. (a)	109,590	2,250,979
Virtusa Corp. (a)	433,098	19,705,959
		283,798,079
TOTAL IT SERVICES		948,848,238
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Kornit Digital Ltd. (a)	28,832	411,433
PROFESSIONAL SERVICES - 1.5%
Research & Consulting Services - 1.5%
ICF International, Inc. (a)	473,911	16,956,536
SOFTWARE - 1.3%
Application Software - 0.6%
Globant SA (a)	252,471	6,574,345
Systems Software - 0.7%
Rally Software Development Corp. (a)	398,447	7,737,841
TOTAL SOFTWARE		14,312,186
Common Stocks - continued
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Electronics for Imaging, Inc. (a)	392,200	$ 16,954,806
Nimble Storage, Inc. (a)(d)	328,200	8,493,816
		25,448,622
TOTAL COMMON STOCKS (Cost $775,868,683)		1,122,742,447
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.15% (b)	29,871,878	29,871,878
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	55,653,923	55,653,923
TOTAL MONEY MARKET FUNDS (Cost $85,525,801)		85,525,801
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $861,394,484)		1,208,268,248
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(61,270,966)
NET ASSETS - 100%		$ 1,146,997,282
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,022
Fidelity Securities Lending Cash Central Fund	440,874
Total	$ 451,896
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $865,258,294. Net unrealized appreciation aggregated $343,009,954, of which $359,333,227 related to appreciated investment securities and $16,323,273 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

May 31, 2015

1.802169.111

ENS-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Enterprise Group, Inc. (a)(e)	14,825,662	$ 2,622,745
ENERGY EQUIPMENT & SERVICES - 93.8%
Oil & Gas Drilling - 12.8%
Ensco PLC Class A	310,400	7,294,400
Eurasia Drilling Co. Ltd. GDR (Reg. S)	425,300	8,506,000
Independence Contract Drilling, Inc.	619,850	4,549,699
Nabors Industries Ltd.	1,942,700	28,654,825
Ocean Rig UDW, Inc. (United States)	1,909,515	14,798,741
Odfjell Drilling A/S (a)(d)	6,563,060	5,607,685
Rowan Companies PLC	492,200	10,572,456
Vantage Drilling Co. (a)(e)	18,078,100	6,164,632
Xtreme Drilling & Coil Services Corp. (a)(e)	5,585,217	12,126,155
		98,274,593
Oil & Gas Equipment & Services - 81.0%
Baker Hughes, Inc.	2,028,722	130,771,420
BW Offshore Ltd.	7,764,915	5,995,109
C&J Energy Services Ltd. (a)	1,011,800	15,207,354
Cameron International Corp. (a)	728,388	37,388,156
Core Laboratories NV	80,500	9,457,140
Dril-Quip, Inc. (a)	670,500	50,676,390
FMC Technologies, Inc. (a)	681,262	28,469,939
Forbes Energy Services Ltd. (a)(d)(e)	2,190,141	3,044,296
Frank's International NV	983,086	19,484,765
Geospace Technologies Corp. (a)(d)	98,500	2,027,130
Gulfmark Offshore, Inc. Class A (d)	595,617	7,999,136
Halliburton Co.	757,334	34,382,964
McCoy Global, Inc.	310,300	1,147,781
National Oilwell Varco, Inc.	660,762	32,502,883
Oceaneering International, Inc.	706,000	35,864,800
Oil States International, Inc. (a)	16,700	682,696
RigNet, Inc. (a)(d)	58,700	2,083,263
Schlumberger Ltd.	1,826,811	165,819,632
Spectrum ASA	606,335	2,808,822
Superior Drilling Products, Inc. (d)(e)	1,274,675	4,078,960
TETRA Technologies, Inc. (a)	1,855,985	11,674,146
Weatherford International Ltd. (a)	1,461,166	20,193,314
		621,760,096
TOTAL ENERGY EQUIPMENT & SERVICES		720,034,689

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 4.5%
Coal & Consumable Fuels - 0.3%
Foresight Energy LP	142,700	$ 1,996,373
Oil & Gas Exploration & Production - 1.3%
Black Stone Minerals LP	502,000	9,081,180
Cobalt International Energy, Inc. (a)	76,900	781,304
		9,862,484
Oil & Gas Storage & Transport - 2.9%
Golar LNG Ltd.	119,133	5,660,009
StealthGas, Inc. (a)(e)	2,439,589	16,686,789
		22,346,798
TOTAL OIL, GAS & CONSUMABLE FUELS		34,205,655
TOTAL COMMON STOCKS (Cost $717,285,438)		756,863,089
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.15% (b)	13,326,896	13,326,896
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	12,059,310	12,059,310
TOTAL MONEY MARKET FUNDS (Cost $25,386,206)		25,386,206
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $742,671,644)		782,249,295
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(14,254,859)
NET ASSETS - 100%		$ 767,994,436
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,369
Fidelity Securities Lending Cash Central Fund	9,186
Total	$ 17,555
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Enterprise Group, Inc.	$ 3,949,532	$ 202,613	$ -	$ -	$ 2,622,745
Forbes Energy Services Ltd.	2,125,731	250,064	-	-	3,044,296
StealthGas, Inc.	15,003,472	-	-	-	16,686,789
Superior Drilling Products, Inc.	3,836,772	-	-	-	4,078,960
Vantage Drilling Co.	6,688,897	-	-	-	6,164,632
Xtreme Drilling & Coil Services Corp.	8,025,914	81,608	-	-	12,126,155
Total	$ 39,630,318	$ 534,285	$ -	$ -	$ 44,723,577
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $750,444,522. Net unrealized appreciation aggregated $31,804,773, of which $164,805,727 related to appreciated investment securities and $133,000,954 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

May 31, 2015

1.802172.111

FOO-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BEVERAGES - 22.6%
Brewers - 3.1%
Anheuser-Busch InBev SA NV	364,190	$ 43,943,085
SABMiller PLC	826,284	44,125,463
		88,068,548
Distillers & Vintners - 2.4%
Diageo PLC sponsored ADR	394,526	43,776,605
Remy Cointreau SA (d)	359,676	25,937,811
		69,714,416
Soft Drinks - 17.1%
Coca-Cola Bottling Co. Consolidated	162,479	18,452,740
Coca-Cola Central Japan Co. Ltd.	360,900	6,665,173
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	52,529	4,467,591
Coca-Cola Icecek Sanayi A/S	816,162	13,825,201
Embotelladora Andina SA:
ADR (d)	460,391	7,195,911
sponsored ADR (d)	103,200	1,975,248
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	76,587	6,808,584
Monster Beverage Corp. (a)	586,000	74,586,080
PepsiCo, Inc.	2,543,923	245,310,495
The Coca-Cola Co.	2,824,218	115,679,969
		494,966,992
TOTAL BEVERAGES		652,749,956
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
Senomyx, Inc. (a)(d)	514,639	2,918,003
FOOD & STAPLES RETAILING - 24.2%
Drug Retail - 10.3%
CVS Health Corp.	2,843,376	291,104,835
Drogasil SA	610,500	6,824,847
		297,929,682
Food Distributors - 0.9%
Chefs' Warehouse Holdings (a)(d)	411,869	7,722,544
United Natural Foods, Inc. (a)	271,981	18,241,766
		25,964,310
Food Retail - 7.4%
Fresh Market, Inc. (a)(d)	553,224	17,564,862
Kroger Co.	2,474,518	180,144,910
Sprouts Farmers Market LLC (a)	535,729	16,066,513
		213,776,285
Hypermarkets & Super Centers - 5.6%
Costco Wholesale Corp.	187,550	26,742,755
Wal-Mart Stores, Inc.	1,841,056	136,735,229
		163,477,984
TOTAL FOOD & STAPLES RETAILING		701,148,261

	Shares	Value
FOOD PRODUCTS - 15.7%
Agricultural Products - 2.7%
Bunge Ltd.	791,313	$ 73,243,931
SLC Agricola SA	1,290,200	6,397,753
		79,641,684
Packaged Foods & Meats - 13.0%
General Mills, Inc.	1,106,800	62,146,820
Inner Mongoli Yili Industries Co. Ltd.	2,439,242	7,929,711
Keurig Green Mountain, Inc.	1,028,283	88,679,126
Lindt & Spruengli AG	90	5,659,893
Mead Johnson Nutrition Co. Class A	1,479,016	143,908,257
Nestle SA	385,109	29,837,101
The Hain Celestial Group, Inc. (a)	309,678	19,593,327
Ulker Biskuvi Sanayi A/S	890,525	6,237,973
Unilever NV (NY Reg.)	283,398	12,101,095
		376,093,303
TOTAL FOOD PRODUCTS		455,734,987
HOTELS, RESTAURANTS & LEISURE - 1.6%
Restaurants - 1.6%
ARAMARK Holdings Corp.	1,502,428	47,101,118
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(d)	240,515	5,098,918
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	94,600	6,219,004
TOTAL HOUSEHOLD DURABLES		11,317,922
HOUSEHOLD PRODUCTS - 14.1%
Household Products - 14.1%
Colgate-Palmolive Co.	1,709,775	114,195,872
Procter & Gamble Co.	3,664,565	287,265,250
Svenska Cellulosa AB (SCA) (B Shares)	234,900	6,126,988
		407,588,110
PERSONAL PRODUCTS - 2.6%
Personal Products - 2.6%
Avon Products, Inc.	716,800	4,816,896
Herbalife Ltd. (a)	460,010	23,934,320
L'Oreal SA	181,900	34,352,303
Nu Skin Enterprises, Inc. Class A	257,967	13,053,130
		76,156,649
TOBACCO - 17.3%
Tobacco - 17.3%
Altria Group, Inc.	2,281,245	116,799,744
British American Tobacco PLC sponsored ADR	2,883,965	319,312,604
ITC Ltd. (a)	1,820,070	9,339,300
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	512,158	$ 42,544,965
Souza Cruz SA	1,546,700	11,795,754
		499,792,367
TOTAL COMMON STOCKS (Cost $2,155,883,020)		2,854,507,373
Nonconvertible Preferred Stocks - 0.1%

BEVERAGES - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR (Cost $1,095,710)	467,510	2,688,183
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.15% (b)	39,115,539	39,115,539
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	18,952,214	18,952,214
TOTAL MONEY MARKET FUNDS (Cost $58,067,753)		58,067,753
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,215,046,483)		2,915,263,309
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(18,854,085)
NET ASSETS - 100%		$ 2,896,409,224
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,550
Fidelity Securities Lending Cash Central Fund	73,309
Total	$ 91,859
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,854,507,373	$ 2,774,062,014	$ 80,445,359	$ -
Nonconvertible Preferred Stocks	2,688,183	2,688,183	-	-
Money Market Funds	58,067,753	58,067,753	-	-
Total Investments in Securities:	$ 2,915,263,309	$ 2,834,817,950	$ 80,445,359	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $2,223,774,802. Net unrealized appreciation aggregated $691,488,507, of which $756,799,172 related to appreciated investment securities and $65,310,665 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

May 31, 2015

1.802177.111

IND-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 70.5%
Commodity Chemicals - 8.6%
LyondellBasell Industries NV Class A	1,105,896	$ 111,806,086
Methanex Corp. (d)	712,600	39,549,415
Orion Engineered Carbons SA	915,734	18,452,040
		169,807,541
Diversified Chemicals - 17.2%
E.I. du Pont de Nemours & Co.	2,959,300	210,139,891
Eastman Chemical Co.	1,674,630	128,561,345
		338,701,236
Fertilizers & Agricultural Chemicals - 19.0%
Agrium, Inc.	281,500	29,243,314
CF Industries Holdings, Inc.	288,562	91,150,965
Monsanto Co.	1,408,030	164,711,349
Syngenta AG sponsored ADR	492,520	44,834,096
The Mosaic Co.	1,000,700	45,882,095
		375,821,819
Industrial Gases - 6.9%
Airgas, Inc.	541,196	55,169,520
Praxair, Inc.	656,474	80,654,396
		135,823,916
Specialty Chemicals - 18.8%
Albemarle Corp. U.S.	504,000	30,315,600
Ashland, Inc.	479,700	61,113,780
Cytec Industries, Inc.	778,900	47,115,661
Ecolab, Inc.	996,520	114,251,018
NewMarket Corp.	67,129	30,906,863
PPG Industries, Inc.	176,500	40,399,085
W.R. Grace & Co. (a)	468,140	45,844,950
		369,946,957
TOTAL CHEMICALS		1,390,101,469
CONSTRUCTION MATERIALS - 3.7%
Construction Materials - 3.7%
Eagle Materials, Inc.	863,755	72,106,267
CONTAINERS & PACKAGING - 16.3%
Metal & Glass Containers - 2.1%
Ball Corp.	585,219	41,544,697
Paper Packaging - 14.2%
Avery Dennison Corp.	542,500	33,586,175
Graphic Packaging Holding Co.	3,779,695	53,822,857
Packaging Corp. of America	585,100	40,477,218
Rock-Tenn Co. Class A	1,698,342	110,629,998
Sealed Air Corp.	837,400	40,781,380
		279,297,628
TOTAL CONTAINERS & PACKAGING		320,842,325

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.3%
Oil & Gas Equipment & Services - 0.3%
Aspen Aerogels, Inc.	730,304	$ 5,039,098
METALS & MINING - 5.0%
Steel - 5.0%
Nucor Corp.	959,400	45,379,620
Steel Dynamics, Inc.	2,460,900	53,672,229
		99,051,849
PAPER & FOREST PRODUCTS - 1.8%
Paper Products - 1.8%
Domtar Corp.	823,000	35,570,060
TRADING COMPANIES & DISTRIBUTORS - 1.0%
Trading Companies & Distributors - 1.0%
Wolseley PLC	327,256	20,212,196
TOTAL COMMON STOCKS (Cost $1,567,468,747)		1,942,923,264
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.15% (b)	31,961,597	31,961,597
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	12,408,240	12,408,240
TOTAL MONEY MARKET FUNDS (Cost $44,369,837)		44,369,837
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,611,838,584)		1,987,293,101
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,767,922)
NET ASSETS - 100%		$ 1,970,525,179
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,434
Fidelity Securities Lending Cash Central Fund	21,599
Total	$ 29,033
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ 10,127,522	$ -	$ 3,743,092	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,615,855,246. Net unrealized appreciation aggregated $371,437,855, of which $392,080,074 related to appreciated investment securities and $20,642,219 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

May 31, 2015

1.802188.111

RET-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
FOOD & STAPLES RETAILING - 2.7%
Drug Retail - 0.6%
CVS Health Corp.	54,000	$ 5,528,520
Food Retail - 0.5%
Sprouts Farmers Market LLC (a)	159,500	4,783,405
Hypermarkets & Super Centers - 1.6%
Costco Wholesale Corp.	109,043	15,548,441
TOTAL FOOD & STAPLES RETAILING		25,860,366
FOOD PRODUCTS - 1.4%
Packaged Foods & Meats - 1.4%
Associated British Foods PLC	284,900	13,185,158
HOTELS, RESTAURANTS & LEISURE - 1.8%
Restaurants - 1.8%
Chipotle Mexican Grill, Inc. (a)	11,100	6,832,272
Ruth's Hospitality Group, Inc.	153,400	2,259,582
Starbucks Corp.	154,400	8,022,624
		17,114,478
HOUSEHOLD DURABLES - 1.4%
Home Furnishings - 0.5%
Tempur Sealy International, Inc. (a)	80,200	4,779,118
Household Appliances - 0.9%
Techtronic Industries Co. Ltd.	2,674,500	9,226,993
TOTAL HOUSEHOLD DURABLES		14,006,111
INTERNET & CATALOG RETAIL - 20.8%
Internet Retail - 20.8%
Amazon.com, Inc. (a)	269,380	115,625,977
Etsy, Inc.	3,300	55,308
Ocado Group PLC (a)(d)	1,114,900	6,211,128
Priceline Group, Inc. (a)	66,620	78,081,305
		199,973,718
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. sponsored ADR	50,000	4,466,000
Facebook, Inc. Class A (a)	58,900	4,664,291
HomeAway, Inc. (a)	110,200	3,093,314
		12,223,605
MULTILINE RETAIL - 2.1%
Department Stores - 1.3%
Macy's, Inc.	178,500	11,950,575
General Merchandise Stores - 0.8%
B&M European Value Retail S.A.	1,592,227	7,939,489
TOTAL MULTILINE RETAIL		19,890,064

	Shares	Value
SPECIALTY RETAIL - 51.8%
Apparel Retail - 15.3%
Inditex SA	353,310	$ 11,703,298
L Brands, Inc.	616,683	53,355,413
Ross Stores, Inc.	259,200	25,056,864
TJX Companies, Inc.	823,100	52,991,178
Zumiez, Inc. (a)	116,400	3,475,704
		146,582,457
Automotive Retail - 9.5%
AutoZone, Inc. (a)	68,363	46,050,684
O'Reilly Automotive, Inc. (a)	203,686	44,715,188
		90,765,872
Home Improvement Retail - 19.7%
Home Depot, Inc.	1,424,400	158,706,648
Lowe's Companies, Inc.	441,000	30,861,180
		189,567,828
Homefurnishing Retail - 0.9%
Restoration Hardware Holdings, Inc. (a)(d)	92,700	8,431,992
Specialty Stores - 6.4%
Dufry AG (a)	31,850	4,405,490
Signet Jewelers Ltd.	121,700	15,739,461
Staples, Inc.	600,300	9,883,940
Tiffany & Co., Inc.	147,300	13,806,429
Tractor Supply Co.	78,700	6,857,918
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	73,500	11,217,570
		61,910,808
TOTAL SPECIALTY RETAIL		497,258,957
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	57,400	7,478,072
TEXTILES, APPAREL & LUXURY GOODS - 14.3%
Apparel, Accessories & Luxury Goods - 12.3%
Coach, Inc.	52,600	1,860,462
Compagnie Financiere Richemont SA Series A	85,500	7,384,690
G-III Apparel Group Ltd. (a)	745,134	42,368,319
Kate Spade & Co. (a)	220,100	5,454,078
lululemon athletica, Inc. (a)	263,757	15,770,031
Michael Kors Holdings Ltd. (a)	79,200	3,682,800
Prada SpA	842,200	4,621,773
PVH Corp.	126,000	13,184,640
Ralph Lauren Corp.	24,900	3,246,960
Swatch Group AG (Bearer) (Reg.)	55,334	4,389,158
Under Armour, Inc. Class A (sub. vtg.) (a)	91,200	7,150,992
VF Corp.	130,200	9,169,986
		118,283,889
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 2.0%
NIKE, Inc. Class B	184,820	$ 18,790,649
TOTAL TEXTILES, APPAREL & LUXURY GOODS		137,074,538
TOTAL COMMON STOCKS (Cost $580,773,439)		944,065,067
Convertible Bonds - 0.1%
Principal Amount
SOFTWARE - 0.1%
Home Entertainment Software - 0.1%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	$ 1,000,000	1,483,125
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	15,938,042	15,938,042
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	7,921,234	7,921,234
TOTAL MONEY MARKET FUNDS (Cost $23,859,276)		23,859,276
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $605,632,715)		969,407,468
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(9,705,843)
NET ASSETS - 100%		$ 959,701,625
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,552
Fidelity Securities Lending Cash Central Fund	32,354
Total	$ 42,906
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 944,065,067	$ 936,680,377	$ 7,384,690	$ -
Convertible Bonds	1,483,125	-	1,483,125	-
Money Market Funds	23,859,276	23,859,276	-	-
Total Investments in Securities:	$ 969,407,468	$ 960,539,653	$ 8,867,815	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $606,659,546. Net unrealized appreciation aggregated $362,747,922, of which $380,923,581 related to appreciated investment securities and $18,175,659 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

May 31, 2015

1.802192.111

TRN-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
AIR FREIGHT & LOGISTICS - 25.8%
Air Freight & Logistics - 25.8%
Atlas Air Worldwide Holdings, Inc. (a)	200	$ 10,896
C.H. Robinson Worldwide, Inc.	194,896	12,030,930
FedEx Corp.	375,700	65,078,754
Forward Air Corp.	64,200	3,330,054
Hub Group, Inc. Class A (a)	70,700	2,999,094
Park-Ohio Holdings Corp.	96,270	4,621,923
United Parcel Service, Inc. Class B	909,800	90,270,356
UTi Worldwide, Inc. (a)	371,414	3,573,003
		181,915,010
AIRLINES - 28.4%
Airlines - 28.4%
Alaska Air Group, Inc.	391,300	25,293,632
Allegiant Travel Co.	40,600	6,393,282
American Airlines Group, Inc.	1,109,800	47,022,226
Delta Air Lines, Inc.	1,043,502	44,787,106
Southwest Airlines Co.	765,600	28,365,480
Spirit Airlines, Inc. (a)	293,359	18,648,832
United Continental Holdings, Inc. (a)	445,636	24,327,269
Virgin America, Inc. (d)	16,800	477,792
Wizz Air Holdings PLC	207,598	4,822,850
		200,138,469
MACHINERY - 3.3%
Construction Machinery & Heavy Trucks - 1.4%
ASL Marine Holdings Ltd.	1,315,600	424,513
Supreme Industries, Inc. Class A	1,171,870	9,374,960
		9,799,473
Industrial Machinery - 1.9%
Global Brass & Copper Holdings, Inc.	533,000	9,183,590
Hillenbrand, Inc.	138,900	4,267,008
		13,450,598
TOTAL MACHINERY		23,250,071
MARINE - 0.0%
Marine - 0.0%
Diana Shipping, Inc. (a)(d)	23,600	151,512
OIL, GAS & CONSUMABLE FUELS - 2.3%
Oil & Gas Storage & Transport - 2.3%
Ardmore Shipping Corp.	173,700	2,018,394
Scorpio Tankers, Inc.	1,542,633	14,068,813
		16,087,207
ROAD & RAIL - 36.5%
Railroads - 19.9%
CSX Corp.	494,619	16,856,616
Genesee & Wyoming, Inc. Class A (a)	22,100	1,819,714
Kansas City Southern	65,400	5,918,700

	Shares	Value
Norfolk Southern Corp.	87,000	$ 8,004,000
Union Pacific Corp.	1,066,695	107,640,192
		140,239,222
Trucking - 16.6%
ArcBest Corp.	125,500	4,290,845
Celadon Group, Inc.	83,100	1,937,892
Hertz Global Holdings, Inc. (a)	1,304,500	25,946,505
J.B. Hunt Transport Services, Inc.	135,100	11,351,102
Landstar System, Inc.	185,000	12,099,000
Roadrunner Transportation Systems, Inc. (a)	331,800	8,251,866
Saia, Inc. (a)	451,100	18,468,034
Swift Transporation Co. (a)	781,200	18,178,524
Universal Truckload Services, Inc.	29,589	598,881
Werner Enterprises, Inc.	399,700	10,999,744
YRC Worldwide, Inc. (a)	374,800	4,928,620
		117,051,013
TOTAL ROAD & RAIL		257,290,235
TRANSPORTATION INFRASTRUCTURE - 0.6%
Airport Services - 0.6%
Wesco Aircraft Holdings, Inc. (a)	268,568	3,964,064
TOTAL COMMON STOCKS (Cost $537,274,142)		682,796,568
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.15% (b)	8,420,217	8,420,217
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	446,400	446,400
TOTAL MONEY MARKET FUNDS (Cost $8,866,617)		8,866,617
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $546,140,759)		691,663,185
NET OTHER ASSETS (LIABILITIES) - 1.8%		12,701,751
NET ASSETS - 100%		$ 704,364,936
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,808
Fidelity Securities Lending Cash Central Fund	3,636
Total	$ 7,444
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $548,724,149. Net unrealized appreciation aggregated $142,939,036, of which $157,751,660 related to appreciated investment securities and $14,812,624 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

May 31, 2015

1.802178.111

PRC-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BANKS - 0.0%
Regional Banks - 0.0%
Hilltop Holdings, Inc. (a)	500	$ 10,915
CAPITAL MARKETS - 0.8%
Asset Management & Custody Banks - 0.8%
Ares Management LP	170,700	3,326,943
DIVERSIFIED FINANCIAL SERVICES - 1.5%
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. Class B (a)	41,600	5,948,800
INSURANCE - 95.7%
Insurance Brokers - 13.2%
Aon PLC	107,700	10,901,394
Arthur J. Gallagher & Co.	174,600	8,459,370
Brown & Brown, Inc.	218,100	7,064,259
Marsh & McLennan Companies, Inc.	379,300	22,086,639
Willis Group Holdings PLC	79,900	3,792,054
		52,303,716
Life & Health Insurance - 27.7%
AFLAC, Inc.	306,600	19,076,652
American Equity Investment Life Holding Co.	600	15,246
CNO Financial Group, Inc.	279,400	5,029,200
FBL Financial Group, Inc. Class A	300	17,232
Lincoln National Corp.	3,600	205,236
MetLife, Inc.	654,875	34,223,768
Primerica, Inc.	51,100	2,260,153
Principal Financial Group, Inc.	236,900	12,245,361
Prudential Financial, Inc.	244,389	20,677,753
StanCorp Financial Group, Inc.	31,600	2,345,352
Torchmark Corp.	125,200	7,145,164
Unum Group	192,764	6,739,029
		109,980,146
Multi-Line Insurance - 18.1%
American International Group, Inc.	846,500	49,613,364
Assurant, Inc.	69,600	4,583,160
Genworth Financial, Inc. Class A (a)	226,400	1,797,616
Hartford Financial Services Group, Inc.	268,200	11,025,702
Loews Corp.	91,300	3,662,956
Zurich Insurance Group AG	3,737	1,192,452
		71,875,250
Property & Casualty Insurance - 33.0%
ACE Ltd.	248,849	26,497,442
Allied World Assurance Co.	161,100	6,845,139

	Shares	Value
Allstate Corp.	273,600	$ 18,418,752
AmTrust Financial Services, Inc. (d)	31,600	1,901,688
Arch Capital Group Ltd. (a)	10,300	658,067
Argo Group International Holdings, Ltd.	19,910	1,048,262
Assured Guaranty Ltd.	110,200	3,150,618
Axis Capital Holdings Ltd.	16,700	919,168
Beazley PLC	188,896	858,908
Employers Holdings, Inc.	800	18,096
esure Group PLC	174,900	692,619
First American Financial Corp.	67,600	2,413,996
FNF Group	63,900	2,425,644
FNFV Group (a)	21,299	327,153
Hanover Insurance Group, Inc.	42,500	3,025,150
Hiscox Ltd.	138,420	1,804,616
Markel Corp. (a)	7,600	5,872,976
MBIA, Inc. (a)	900	8,118
Meadowbrook Insurance Group, Inc.	700	5,964
Mercury General Corp.	200	11,136
ProAssurance Corp.	78,400	3,542,112
Progressive Corp.	173,400	4,740,756
Selective Insurance Group, Inc.	23,900	647,929
The Chubb Corp.	202,958	19,788,405
The Travelers Companies, Inc.	182,000	18,403,840
W.R. Berkley Corp.	25,000	1,225,000
XL Group PLC Class A	162,100	6,107,928
		131,359,482
Reinsurance - 3.7%
Alleghany Corp. (a)	25	11,884
Everest Re Group Ltd.	3,200	580,832
Maiden Holdings Ltd.	700	9,786
Muenchener Rueckversicherungs AG	8,400	1,549,921
PartnerRe Ltd.	15,500	2,037,165
Reinsurance Group of America, Inc.	69,433	6,495,457
Validus Holdings Ltd.	95,800	4,110,778
		14,795,823
TOTAL INSURANCE		380,314,417
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
Black Knight Financial Services, Inc. Class A	10,900	300,622
THRIFTS & MORTGAGE FINANCE - 0.8%
Thrifts & Mortgage Finance - 0.8%
Hudson City Bancorp, Inc.	331,300	3,152,320
TOTAL COMMON STOCKS (Cost $289,817,311)		393,054,017
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	4,018,341	$ 4,018,341
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,945,125	1,945,125
TOTAL MONEY MARKET FUNDS (Cost $5,963,466)		5,963,466
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $295,780,777)		399,017,483
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,408,446)
NET ASSETS - 100%		$ 397,609,037
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,918
Fidelity Securities Lending Cash Central Fund	9,539
Total	$ 11,457
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $297,081,894. Net unrealized appreciation aggregated $101,935,589, of which $102,986,026 related to appreciated investment securities and $1,050,437 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited) Consolidated Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited) Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

May 31, 2015

1.802171.111

FIN-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
BANKS - 30.1%
Diversified Banks - 23.9%
Bank of America Corp.	4,485,817	$ 74,015,981
Citigroup, Inc.	1,364,480	73,791,078
Comerica, Inc.	218,100	10,675,995
JPMorgan Chase & Co.	1,156,710	76,088,382
U.S. Bancorp	1,232,884	53,149,629
Wells Fargo & Co.	904,601	50,621,472
		338,342,537
Regional Banks - 6.2%
CoBiz, Inc.	438,065	5,177,928
Fifth Third Bancorp	1,057,528	21,404,367
Huntington Bancshares, Inc.	786,100	8,749,293
Popular, Inc. (a)	279,700	9,087,453
Prosperity Bancshares, Inc.	218,900	11,726,473
Regions Financial Corp.	840,300	8,478,627
SunTrust Banks, Inc.	549,700	23,461,196
		88,085,337
TOTAL BANKS		426,427,874
CAPITAL MARKETS - 11.9%
Asset Management & Custody Banks - 8.8%
Affiliated Managers Group, Inc. (a)	60,683	13,572,360
Ameriprise Financial, Inc.	155,740	19,403,647
Artisan Partners Asset Management, Inc.	377,000	16,629,470
Invesco Ltd.	906,910	36,122,225
Oaktree Capital Group LLC Class A	222,500	12,186,325
The Blackstone Group LP	611,604	26,788,255
		124,702,282
Diversified Capital Markets - 0.5%
Close Brothers Group PLC	302,200	7,394,739
Investment Banking & Brokerage - 2.6%
E*TRADE Financial Corp. (a)	691,144	20,361,102
Raymond James Financial, Inc.	276,961	16,096,973
		36,458,075
TOTAL CAPITAL MARKETS		168,555,096
CONSUMER FINANCE - 6.4%
Consumer Finance - 6.4%
Capital One Financial Corp.	687,116	57,415,413
Navient Corp.	989,359	19,064,948
Springleaf Holdings, Inc. (a)	301,213	14,313,642
		90,794,003
DIVERSIFIED CONSUMER SERVICES - 1.3%
Specialized Consumer Services - 1.3%
H&R Block, Inc.	598,572	18,992,690
DIVERSIFIED FINANCIAL SERVICES - 10.1%
Multi-Sector Holdings - 4.4%
Berkshire Hathaway, Inc. Class B (a)	438,790	62,746,970

	Shares	Value
Specialized Finance - 5.7%
Element Financial Corp. (a)	502,300	$ 7,516,728
Element Financial Corp. rights (a)	335,000	4,980,822
IntercontinentalExchange Group, Inc.	133,047	31,502,869
McGraw Hill Financial, Inc.	345,576	35,853,510
		79,853,929
TOTAL DIVERSIFIED FINANCIAL SERVICES		142,600,899
HEALTH CARE PROVIDERS & SERVICES - 1.2%
Health Care Facilities - 1.2%
Brookdale Senior Living, Inc. (a)	473,100	17,831,139
INSURANCE - 11.8%
Insurance Brokers - 3.5%
Arthur J. Gallagher & Co.	271,500	13,154,175
Brown & Brown, Inc.	545,100	17,655,789
Marsh & McLennan Companies, Inc.	329,764	19,202,158
		50,012,122
Life & Health Insurance - 2.5%
Prudential PLC	466,237	11,618,412
Torchmark Corp.	414,900	23,678,343
		35,296,755
Property & Casualty Insurance - 5.8%
ACE Ltd.	274,800	29,260,704
Allstate Corp.	467,200	31,451,904
FNF Group	574,100	21,792,836
		82,505,444
TOTAL INSURANCE		167,814,321
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
eBay, Inc. (a)	276,000	16,935,360
IT SERVICES - 3.9%
Data Processing & Outsourced Services - 3.9%
EVERTEC, Inc.	498,770	11,087,657
Fiserv, Inc. (a)	72,410	5,803,662
The Western Union Co.	695,440	15,264,908
Visa, Inc. Class A	329,000	22,595,720
		54,751,947
REAL ESTATE INVESTMENT TRUSTS - 11.9%
Diversified REITs - 1.3%
NorthStar Realty Finance Corp.	1,044,400	18,945,416
Mortgage REITs - 2.7%
Altisource Residential Corp. Class B	694,800	12,450,816
Redwood Trust, Inc. (d)	890,186	14,340,896
Two Harbors Investment Corp.	1,085,300	11,601,857
		38,393,569
Office REITs - 1.2%
Boston Properties, Inc.	137,400	17,866,122
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Residential REITs - 1.2%
Essex Property Trust, Inc.	75,900	$ 16,896,858
Retail REITs - 0.3%
WP Glimcher, Inc.	274,689	3,864,874
Specialized REITs - 5.2%
American Tower Corp.	477,572	44,313,906
Outfront Media, Inc.	612,229	16,964,866
Public Storage	61,100	11,825,294
		73,104,066
TOTAL REAL ESTATE INVESTMENT TRUSTS		169,070,905
REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.0%
Diversified Real Estate Activities - 0.7%
Brookfield Asset Management, Inc. Class A	291,250	10,300,076
Real Estate Services - 4.3%
CBRE Group, Inc. (a)	890,831	34,065,377
Realogy Holdings Corp. (a)	555,900	26,099,505
		60,164,882
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		70,464,958
THRIFTS & MORTGAGE FINANCE - 1.0%
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	448,400	4,865,140
Ocwen Financial Corp. (a)(d)	688,880	6,999,021
Radian Group, Inc.	99,900	1,790,208
		13,654,369

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	223,100	$ 10,762,344
TOTAL COMMON STOCKS (Cost $1,176,375,848)		1,368,655,905
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.15% (b)	46,597,987	46,597,987
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	7,010,075	7,010,075
TOTAL MONEY MARKET FUNDS (Cost $53,608,062)		53,608,062
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,229,983,910)		1,422,263,967
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,359,662)
NET ASSETS - 100%		$ 1,415,904,305
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,761
Fidelity Securities Lending Cash Central Fund	17,643
Total	$ 38,404
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,368,655,905	$ 1,357,037,493	$ 11,618,412	$ -
Money Market Funds	53,608,062	53,608,062	-	-
Total Investments in Securities:	$ 1,422,263,967	$ 1,410,645,555	$ 11,618,412	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,234,704,371. Net unrealized appreciation aggregated $187,559,596, of which $213,770,969 related to appreciated investment securities and $26,211,373 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

May 31, 2015

1.802173.111

GOL-QTLY-0715

Consolidated Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.1%
	Shares	Value
Australia - 8.0%
METALS & MINING - 8.0%
Gold - 8.0%
Beadell Resources Ltd. (d)	7,587,418	$ 1,218,202
Evolution Mining Ltd.	488,136	438,515
Medusa Mining Ltd. (a)(d)	1,228,595	897,053
Newcrest Mining Ltd. (a)	6,031,753	65,343,426
Northern Star Resources Ltd.	4,351,118	7,850,888
Perseus Mining Ltd.:
(Australia) (a)(d)	1,237,134	425,633
(Canada) (a)	1,300,000	444,275
Regis Resources Ltd. (a)(d)	2,663,393	2,402,831
Resolute Mng Ltd. (a)	2,390,161	612,178
Saracen Mineral Holdings Ltd. (a)	7,042,787	2,557,667
Silver Lake Resources Ltd. (a)(d)	4,145,985	570,566
		82,761,234
Bailiwick of Jersey - 7.7%
METALS & MINING - 7.7%
Gold - 7.7%
Lydian International Ltd. (a)	2,325,200	1,028,353
Polyus Gold International Ltd. (d)	222,400	627,145
Polyus Gold International Ltd. sponsored GDR	1,340,231	3,819,658
Randgold Resources Ltd. sponsored ADR	1,033,295	74,634,898
		80,110,054
Bermuda - 1.1%
METALS & MINING - 1.1%
Gold - 1.1%
Continental Gold Ltd. (a)	5,378,200	11,503,709
Steel - 0.0%
African Minerals Ltd. (a)(d)	1,718,700	26
TOTAL METALS & MINING		11,503,735
Canada - 55.6%
METALS & MINING - 55.6%
Diversified Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	2,225,300	2,147,282
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(f)	837,300	30,298
True Gold Mining, Inc. (a)	181,000	34,203
		2,211,783
Gold - 54.0%
Agnico Eagle Mines Ltd. (Canada)	1,771,401	57,005,040
Alacer Gold Corp. (a)	2,131,963	4,851,604
Alamos Gold, Inc.	1,152,500	7,543,704
Argonaut Gold, Inc. (a)	4,818,862	6,742,377
AuRico Gold, Inc.	112,100	371,383
B2Gold Corp. (a)	24,507,293	41,581,206
Barrick Gold Corp. (d)	3,162,569	37,434,075
Centerra Gold, Inc.	518,900	3,204,529

	Shares	Value
Detour Gold Corp. (a)	2,100,000	$ 22,442,104
Detour Gold Corp. (a)(f)	785,900	8,398,690
Eldorado Gold Corp.	7,976,135	38,418,341
Franco-Nevada Corp.	1,225,900	63,049,665
Goldcorp, Inc.	4,617,000	81,974,398
Guyana Goldfields, Inc. (a)	3,732,800	11,075,934
Guyana Goldfields, Inc. (a)(f)	155,000	459,915
IAMGOLD Corp. (a)	1,400,800	2,849,810
Kinross Gold Corp. (a)	2,363,891	5,588,485
Kirkland Lake Gold, Inc. (a)(d)	540,400	2,820,196
Lake Shore Gold Corp. (a)	2,806,600	2,730,770
New Gold, Inc. (a)	7,570,275	24,593,045
NGEx Resources, Inc. (a)	60,000	45,352
Novagold Resources, Inc. (a)	1,742,100	7,102,321
OceanaGold Corp.	2,842,300	6,902,337
Osisko Gold Royalties Ltd.	507,793	7,362,100
Pilot Gold, Inc. (a)	1,418,150	809,655
Premier Gold Mines Ltd. (a)(e)	10,396,222	20,230,667
Pretium Resources, Inc. (a)(d)	841,538	4,933,107
Pretium Resources, Inc. (a)(f)	225,000	1,318,953
Pretium Resources, Inc. (a)(g)	225,000	1,318,953
Primero Mining Corp. (a)(d)	1,587,800	6,524,331
Richmont Mines, Inc. (a)	183,400	564,830
Romarco Minerals, Inc. (a)	38,754,498	13,867,603
Romarco Minerals, Inc. (a)(f)	5,900,000	2,111,209
Rubicon Minerals Corp. (a)(d)	5,376,402	5,966,094
Seabridge Gold, Inc. (a)	659,166	4,047,277
SEMAFO, Inc. (a)	3,244,100	9,625,868
Teranga Gold Corp. (a)	85,000	51,262
Teranga Gold Corp. CDI unit (a)(d)	3,338,072	2,028,938
Timmins Gold Corp. (a)	122,600	75,910
Torex Gold Resources, Inc. (a)	21,578,300	19,260,142
Yamana Gold, Inc. (d)	6,902,920	24,811,879
		562,094,059
Precious Metals & Minerals - 1.2%
Gold Standard Ventures Corp. (a)	2,155,400	1,143,908
Klondex Mines Ltd. (a)	26,000	69,202
Tahoe Resources, Inc.	846,082	11,756,430
		12,969,540
Silver - 0.2%
MAG Silver Corp. (a)	282,200	2,108,104
Silver Wheaton Corp.	2,600	49,654
		2,157,758
TOTAL METALS & MINING		579,433,140
Cayman Islands - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Endeavour Mining Corp. (a)	8,267,400	4,055,254
Common Stocks - continued
	Shares	Value
Peru - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Compania de Minas Buenaventura SA sponsored ADR	768,228	$ 8,604,154
South Africa - 5.3%
METALS & MINING - 5.3%
Gold - 5.3%
AngloGold Ashanti Ltd. sponsored ADR (a)	3,026,908	28,997,779
Gold Fields Ltd. sponsored ADR	4,698,926	16,023,338
Harmony Gold Mining Co. Ltd. (a)	1,484,000	2,180,236
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	1,732,900	2,564,692
Sibanye Gold Ltd. ADR (d)	827,306	5,873,873
		55,639,918
United Kingdom - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
Acacia Mining PLC	1,318,327	6,143,525
United States of America - 7.6%
METALS & MINING - 7.5%
Gold - 7.5%
McEwen Mining, Inc. (a)(d)	679,110	679,110
Newmont Mining Corp.	1,587,200	43,235,328
Royal Gold, Inc.	524,913	33,998,615
		77,913,053
OIL, GAS & CONSUMABLE FUELS - 0.1%
Coal & Consumable Fuels - 0.1%
Peabody Energy Corp. (d)	277,900	939,302
TOTAL UNITED STATES OF AMERICA		78,852,355
TOTAL COMMON STOCKS (Cost $1,260,623,624)		907,103,369
Commodities - 12.7%
	Troy Ounces
Gold Bullion (a)	68,510	81,537,177
Silver Bullion (a)	3,052,000	51,067,590
TOTAL COMMODITIES (Cost $146,476,719)		132,604,767
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	864,420	$ 864,420
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	51,613,211	51,613,211
TOTAL MONEY MARKET FUNDS (Cost $52,477,631)		52,477,631
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,459,577,974)		1,092,185,767
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(50,478,454)
NET ASSETS - 100%		$ 1,041,707,313
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,319,065 or 1.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,318,953 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,215
Fidelity Securities Lending Cash Central Fund	62,087
Total	$ 63,302
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Cayman Gold Ltd.	$ 116,684,748	$ 16,443,547	$ -	$ -	$ 132,539,392
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$ 20,747,454	$ -	$ 43,623	$ -	$ 20,230,667
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 907,103,369	$ 839,579,681	$ 67,523,662	$ 26
Commodities	132,604,767	132,604,767	-	-
Money Market Funds	52,477,631	52,477,631	-	-
Total Investments in Securities:	$ 1,092,185,767	$ 1,024,662,079	$ 67,523,662	$ 26

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 69,980,874
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes on an unconsolidated basis was $1,586,537,692. Net unrealized depreciation aggregated $494,417,300, of which $119,662,611 related to appreciated investment securities and $614,079,911 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2015, the Fund held $132,539,392 in the Subsidiary, representing 12.7% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

May 31, 2015

1.802181.111

MES-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BIOTECHNOLOGY - 1.0%
Biotechnology - 1.0%
Puma Biotechnology, Inc. (a)	110,000	$ 21,499,500
HEALTH CARE EQUIPMENT & SUPPLIES - 89.1%
Health Care Equipment - 83.0%
Abbott Laboratories	3,700,000	179,820,000
Atricure, Inc. (a)	1,100,000	25,234,000
Boston Scientific Corp. (a)	13,500,000	246,645,000
Cardiovascular Systems, Inc. (a)	400,000	11,192,000
CONMED Corp.	600,000	33,324,000
Cyberonics, Inc. (a)	300,000	19,203,000
DexCom, Inc. (a)	170,000	12,192,400
Edwards Lifesciences Corp. (a)	400,000	52,288,000
Entellus Medical, Inc. (d)	230,000	5,370,500
Fukuda Denshi Co. Ltd.	200,000	11,553,811
Genmark Diagnostics, Inc. (a)(d)	1,280,000	11,737,600
HeartWare International, Inc. (a)(d)	281,761	20,785,509
Inogen, Inc. (a)	400,000	14,952,000
Integra LifeSciences Holdings Corp. (a)	668,336	44,892,129
Intuitive Surgical, Inc. (a)	50,000	24,387,500
K2M Group Holdings, Inc.	860,000	22,480,400
Lumenis Ltd. Class B (a)	638,988	7,776,484
Masimo Corp. (a)	330,000	11,583,000
Medtronic PLC	6,540,000	499,132,802
Natus Medical, Inc. (a)	650,000	25,389,000
Neovasc, Inc. (a)	2,421,948	16,977,855
Nevro Corp. (d)	330,000	16,773,900
NxStage Medical, Inc. (a)	600,000	9,726,000
ResMed, Inc. (d)	777,264	45,718,668
Smith & Nephew PLC sponsored ADR	1,240,000	43,958,000
St. Jude Medical, Inc.	1,220,000	89,975,000
Steris Corp. (d)	400,000	26,732,000
Stryker Corp.	480,000	46,142,400
Tandem Diabetes Care, Inc. (a)	650,000	7,845,500
Teleflex, Inc.	242,336	31,198,337
Tornier NV (a)	2,000,000	53,160,000
TriVascular Technologies, Inc. (a)	700,000	3,815,000
Zeltiq Aesthetics, Inc. (a)(d)	400,000	10,984,000
Zimmer Holdings, Inc.	1,020,000	116,371,800
		1,799,317,595
Health Care Supplies - 6.1%
ASAHI INTECC Co. Ltd.	160,000	9,372,996
Derma Sciences, Inc. (a)(d)	400,000	2,624,000
Endologix, Inc. (a)	1,000,000	16,690,000
Sientra, Inc. (d)	520,000	11,715,600
The Cooper Companies, Inc.	400,000	72,708,000

	Shares	Value
The Spectranetics Corp. (a)(d)	440,000	$ 10,925,200
Vascular Solutions, Inc. (a)	280,000	9,136,400
		133,172,196
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,932,489,791
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Health Care Distributors & Services - 0.3%
Amplifon SpA (d)	1,000,000	7,929,726
Health Care Services - 0.6%
Miraca Holdings, Inc.	260,000	12,521,300
TOTAL HEALTH CARE PROVIDERS & SERVICES		20,451,026
HEALTH CARE TECHNOLOGY - 0.9%
Health Care Technology - 0.9%
Castlight Health, Inc.	999,300	8,723,889
Castlight Health, Inc. Class B (a)	28,300	247,059
HTG Molecular Diagnostics (f)	673,461	9,617,023
		18,587,971
INDUSTRIAL CONGLOMERATES - 1.0%
Industrial Conglomerates - 1.0%
Danaher Corp.	260,000	22,443,200
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	800,000	32,952,000
Bruker Corp. (a)	500,000	9,920,000
		42,872,000
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Actavis PLC (a)	210,000	64,430,100
TOTAL COMMON STOCKS (Cost $1,567,808,115)		2,122,773,588
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.7%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Penumbra, Inc. Series F (e)	265,152	4,836,372
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(e)	455,526	2,910,811
SOFTWARE - 0.3%
Application Software - 0.3%
Outset Medical, Inc. Series B (e)	2,866,720	6,500,001
TOTAL CONVERTIBLE PREFERRED STOCKS		14,247,184
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.7%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Health Care Equipment - 0.7%
Sartorius AG (non-vtg.)	90,000	$ 15,845,174
TOTAL PREFERRED STOCKS (Cost $21,250,605)		30,092,358
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.15% (b)	6,804,143	6,804,143
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	103,955,625	103,955,625
TOTAL MONEY MARKET FUNDS (Cost $110,759,768)		110,759,768
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,699,818,488)		2,263,625,714
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(94,620,921)
NET ASSETS - 100%		$ 2,169,004,793
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,247,185 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 3,000,003
Outset Medical, Inc. Series B	5/5/15	$ 6,500,001
Penumbra, Inc. Series F	5/16/14	$ 3,500,006
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,768
Fidelity Securities Lending Cash Central Fund	70,403
Total	$ 74,171
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
HTG Molecular Diagnostics	$ -	$ 9,428,454	$ -	$ -	$ 9,617,023
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,122,773,588	$ 2,089,325,481	$ 33,448,107	$ -
Preferred Stocks	30,092,358	15,845,174	-	14,247,184
Money Market Funds	110,759,768	110,759,768	-	-
Total Investments in Securities:	$ 2,263,625,714	$ 2,215,930,423	$ 33,448,107	$ 14,247,184
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,700,600,647. Net unrealized appreciation aggregated $563,025,067, of which $574,542,367 related to appreciated investment securities and $11,517,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

May 31, 2015

1.802191.111

TEL-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.7%
Communications Equipment - 0.7%
Ruckus Wireless, Inc. (a)	276,400	$ 2,904,964
DIVERSIFIED TELECOMMUNICATION SERVICES - 64.5%
Alternative Carriers - 21.0%
8x8, Inc. (a)	795,786	6,636,855
Cogent Communications Group, Inc.	539,268	16,943,801
Globalstar, Inc. (a)(d)	2,608,800	6,913,320
Iliad SA	18,284	4,143,780
inContact, Inc. (a)(d)	796,723	7,744,148
Inmarsat PLC	94,100	1,428,157
Iridium Communications, Inc. (a)(d)	477,476	4,941,877
Level 3 Communications, Inc. (a)	462,767	25,674,313
Lumos Networks Corp.	537,078	7,664,103
Premiere Global Services, Inc. (a)	504,983	5,100,328
Towerstream Corp. (a)(d)	807,024	1,702,821
Vonage Holdings Corp. (a)	730,371	3,403,529
		92,297,032
Integrated Telecommunication Services - 43.5%
AT&T, Inc.	1,714,250	59,210,195
Atlantic Tele-Network, Inc.	106,100	7,114,005
Bezeq The Israel Telecommunication Corp. Ltd.	1,655,400	2,771,904
Cellnex Telecom Sau (a)	100	1,685
CenturyLink, Inc.	397,278	13,205,521
Cincinnati Bell, Inc. (a)	827,314	3,027,969
Consolidated Communications Holdings, Inc. (d)	268,298	5,559,135
Frontier Communications Corp. (d)	1,422,783	7,327,332
General Communications, Inc. Class A (a)	57,494	923,929
IDT Corp. Class B	188,381	3,388,974
Telecom Italia SpA (a)(d)	1,105,700	1,359,906
Verizon Communications, Inc.	1,761,897	87,108,188
Windstream Holdings, Inc. (d)	42,580	346,388
		191,345,131
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		283,642,163
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Technology Distributors - 0.0%
Ingram Micro, Inc. Class A (a)	700	18,767
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Gogo, Inc. (a)(d)	131,600	2,816,240
Rackspace Hosting, Inc. (a)	42,300	1,695,807
		4,512,047

	Shares	Value
MEDIA - 8.5%
Cable & Satellite - 8.5%
Charter Communications, Inc. Class A (a)(d)	24,700	$ 4,421,794
DIRECTV (a)	312,900	28,486,416
Liberty Global PLC Class C (a)	36,436	1,958,435
Time Warner Cable, Inc.	14,500	2,622,905
		37,489,550
REAL ESTATE INVESTMENT TRUSTS - 2.9%
Office REITs - 0.2%
CyrusOne, Inc.	21,100	680,897
Specialized REITs - 2.7%
American Tower Corp.	118,290	10,976,129
Crown Castle International Corp.	12,700	1,035,685
		12,011,814
TOTAL REAL ESTATE INVESTMENT TRUSTS		12,692,711
SOFTWARE - 0.7%
Application Software - 0.4%
Comverse, Inc. (a)	12,600	303,282
Interactive Intelligence Group, Inc. (a)	34,700	1,500,081
		1,803,363
Systems Software - 0.3%
Rovi Corp. (a)	64,200	1,075,992
TOTAL SOFTWARE		2,879,355
WIRELESS TELECOMMUNICATION SERVICES - 20.2%
Wireless Telecommunication Services - 20.2%
Bharti Infratel Ltd.	450,075	3,380,883
KDDI Corp.	172,400	3,880,843
Leap Wireless International, Inc. rights (a)	400	1,008
RingCentral, Inc. (a)	634,100	10,836,769
SBA Communications Corp. Class A (a)	160,056	17,895,861
Shenandoah Telecommunications Co.	48,326	1,518,886
SoftBank Corp.	74,800	4,452,624
Sprint Corp. (a)(d)	1,411,985	6,565,730
T-Mobile U.S., Inc. (a)	530,097	20,610,171
Telephone & Data Systems, Inc.	574,764	17,064,743
U.S. Cellular Corp. (a)	64,100	2,506,310
		88,713,828
TOTAL COMMON STOCKS (Cost $376,811,915)		432,853,385
Nonconvertible Preferred Stocks - 0.5%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Integrated Telecommunication Services - 0.3%
Telefonica Brasil SA sponsored ADR (d)	96,300	1,354,941
Nonconvertible Preferred Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
TIM Participacoes SA sponsored ADR	62,900	$ 934,694
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,584,984)		2,289,635
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 0.15% (b)	3,505,149	3,505,149
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	28,930,057	28,930,057
TOTAL MONEY MARKET FUNDS (Cost $32,435,206)		32,435,206
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $412,832,105)		467,578,226
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(28,111,470)
NET ASSETS - 100%		$ 439,466,756
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,210
Fidelity Securities Lending Cash Central Fund	199,825
Total	$ 202,035
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 432,853,385	$ 423,159,004	$ 9,693,373	$ 1,008
Nonconvertible Preferred Stocks	2,289,635	2,289,635	-	-
Money Market Funds	32,435,206	32,435,206	-	-
Total Investments in Securities:	$ 467,578,226	$ 457,883,845	$ 9,693,373	$ 1,008
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $414,528,047. Net unrealized appreciation aggregated $53,050,179, of which $63,056,119 related to appreciated investment securities and $10,005,940 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

May 31, 2015

1.802156.111

BIO-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BIOTECHNOLOGY - 89.7%
Biotechnology - 89.7%
ACADIA Pharmaceuticals, Inc. (a)(d)	4,456,364	$ 183,602,197
Acceleron Pharma, Inc. (a)(e)	3,193,338	107,711,291
Achillion Pharmaceuticals, Inc. (a)(d)(e)	7,229,800	71,502,722
Acorda Therapeutics, Inc. (a)(e)	3,750,553	114,316,855
Actelion Ltd.	438,353	61,285,933
Adamas Pharmaceuticals, Inc. (a)(e)	1,712,569	30,809,116
Adaptimmune Therapeutics PLC sponsored ADR	1,468,992	22,666,547
ADMA Biologics, Inc. (a)	372,800	3,191,168
Aduro Biotech, Inc. (d)	368,204	12,437,931
Aduro Biotech, Inc.	1,711,378	52,029,314
Aegerion Pharmaceuticals, Inc. (a)(d)(e)	2,843,518	55,391,731
Agenus, Inc. (a)(d)	2,301,918	18,829,689
Agenus, Inc. warrants 1/9/18 (a)	1,548,000	221,457
Agios Pharmaceuticals, Inc. (a)	186,990	22,816,520
Akebia Therapeutics, Inc. (a)(d)(e)	1,643,723	12,919,663
Alder Biopharmaceuticals, Inc. (e)	2,164,348	92,028,077
Aldeyra Therapeutics, Inc. (e)	958,916	7,143,924
Alexion Pharmaceuticals, Inc. (a)	3,422,105	560,677,683
Alkermes PLC (a)	2,251,411	137,561,212
Alnylam Pharmaceuticals, Inc. (a)	1,756,978	230,322,246
AMAG Pharmaceuticals, Inc. (a)(d)	1,505,603	104,759,857
Amarin Corp. PLC ADR (a)	796,366	1,839,605
Amgen, Inc.	34,486	5,388,782
Amicus Therapeutics, Inc. (a)	109,800	1,351,638
Anacor Pharmaceuticals, Inc. (a)	2,140,866	152,472,477
Applied Genetic Technologies Corp. (a)(d)(e)	1,126,093	22,578,165
Ardelyx, Inc. (e)	1,853,932	20,300,555
ARIAD Pharmaceuticals, Inc. (a)(d)	5,543,251	50,887,044
Array BioPharma, Inc. (a)(d)	2,704,296	20,687,864
Asterias Biotherapeutics, Inc. (a)(d)	653,913	7,336,904
Atara Biotherapeutics, Inc. (d)	332,233	14,073,390
aTyr Pharma, Inc. (a)	171,400	3,923,346
aTyr Pharma, Inc. (a)	675,657	13,919,210
Avalanche Biotechnologies, Inc. (a)(d)	720,957	26,877,277
BioCryst Pharmaceuticals, Inc. (a)	1,406,100	15,762,381
Biogen, Inc. (a)	2,750,232	1,091,814,602
BioMarin Pharmaceutical, Inc. (a)	4,193,575	526,587,213
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	10
BioTime, Inc. warrants 10/1/18 (a)	30,113	57,215
bluebird bio, Inc. (a)	212,419	41,262,391
Blueprint Medicines Corp.	206,919	5,936,506
Calithera Biosciences, Inc. (d)(e)	1,794,600	18,789,462
Cara Therapeutics, Inc. (a)	676,853	6,443,641
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	382,316
warrants 5/30/17 (a)	282,100	830,000
Celgene Corp. (a)	6,627,924	758,499,623

	Shares	Value
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	$ 58
Celldex Therapeutics, Inc. (a)(d)	3,276,056	94,579,737
Cellectis SA sponsored ADR	184,400	7,910,760
Cepheid, Inc. (a)	589,900	32,544,783
Cerulean Pharma, Inc. (a)(e)	2,620,301	15,590,791
Chiasma, Inc. unit (h)	13,978,670	13,978,670
Chimerix, Inc. (a)	1,357,667	56,818,364
Cidara Therapeutics, Inc. (e)	86,800	1,361,892
Cidara Therapeutics, Inc. Series B (e)	1,066,786	15,064,085
Clovis Oncology, Inc. (a)(d)	877,224	81,090,587
CTI BioPharma Corp. (a)(d)	6,501,184	12,612,297
Cytokinetics, Inc. (a)	1,063,466	6,774,278
Cytokinetics, Inc. warrants 6/25/17 (a)	3,828,480	1,455,282
Dicerna Pharmaceuticals, Inc. (a)	659,421	10,906,823
Dyax Corp. (a)(e)	9,898,028	260,714,058
Eleven Biotherapeutics, Inc. (a)(d)	821,860	2,309,427
Emergent BioSolutions, Inc. (a)	336,186	10,710,886
Enanta Pharmaceuticals, Inc. (a)(d)	727,166	29,726,546
Epirus Biopharmaceuticals, Inc. (a)(d)(e)	1,220,700	6,579,573
Epizyme, Inc. (a)(d)(e)	4,120,207	78,160,327
Esperion Therapeutics, Inc. (a)(d)(e)	1,647,027	177,071,873
Exact Sciences Corp. (a)(d)	2,258,602	61,004,840
Exelixis, Inc. (a)(d)	1,849,687	5,826,514
Fate Therapeutics, Inc. (a)(e)	1,546,284	9,679,738
Fibrocell Science, Inc. (a)(d)(e)	3,326,640	15,369,077
FibroGen, Inc.	315,800	5,750,718
Forward Pharma A/S sponsored ADR	119,800	4,054,032
Foundation Medicine, Inc. (a)(d)	901,500	32,246,655
Galapagos Genomics NV sponsored ADR	910,108	51,812,448
Genmab A/S (a)	2,198,724	193,079,219
Genocea Biosciences, Inc. (a)	898,978	9,538,157
Genomic Health, Inc. (a)(d)	516,228	13,984,617
Geron Corp. (a)(d)(e)	15,808,751	61,021,779
Gilead Sciences, Inc.	11,024,972	1,237,773,606
Halozyme Therapeutics, Inc. (a)(d)	3,062,999	53,143,033
Histogenics Corp. (d)(e)	1,240,986	10,362,233
Ignyta, Inc. (a)	1,191,909	10,703,343
Immune Design Corp. (a)(e)	1,311,741	28,635,306
ImmunoGen, Inc. (a)(d)	1,604,008	14,403,992
Immunomedics, Inc. (a)(d)	4,378,682	16,901,713
Incyte Corp. (a)	3,137,286	345,572,053
Infinity Pharmaceuticals, Inc. (a)	1,808,933	23,443,772
Insys Therapeutics, Inc. (a)(d)	936,795	55,832,982
Intercept Pharmaceuticals, Inc. (a)(d)	1,189,968	303,673,884
Intrexon Corp. (a)(d)	1,079,553	45,470,772
Ironwood Pharmaceuticals, Inc. Class A (a)	4,692,810	66,215,549
Isis Pharmaceuticals, Inc. (a)(d)	2,384,987	160,557,325
JHL Biotech, Inc. (h)	1,102,127	4,121,955
Juno Therapeutics, Inc.	1,158,952	54,906,510
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Juno Therapeutics, Inc. (d)	355,500	$ 18,713,520
Karyopharm Therapeutics, Inc. (a)(d)(e)	3,415,914	91,956,405
Keryx Biopharmaceuticals, Inc. (a)(d)	3,548,050	36,899,720
Kite Pharma, Inc. (d)	2,117,283	116,768,157
KYTHERA Biopharmaceuticals, Inc. (a)(d)(e)	1,597,274	80,454,691
La Jolla Pharmaceutical Co. (a)(d)(e)	1,274,504	28,459,674
Lexicon Pharmaceuticals, Inc. (a)(d)	4,392,003	30,875,781
Ligand Pharmaceuticals, Inc. Class B (a)(d)	910,807	80,251,205
Lion Biotechnologies, Inc. (a)	1,954,882	21,875,130
Macrogenics, Inc. (a)(e)	2,523,785	81,644,445
MannKind Corp. (a)(d)	8,063,306	41,767,925
Medivation, Inc. (a)	2,865,157	378,343,982
Merrimack Pharmaceuticals, Inc. (a)	422,049	4,980,178
MiMedx Group, Inc. (a)(d)	1,006,364	10,415,867
Minerva Neurosciences, Inc. (d)(e)	1,843,948	9,275,058
Momenta Pharmaceuticals, Inc. (a)	1,062,677	21,094,138
Myriad Genetics, Inc. (a)(d)	1,189,343	40,378,195
Neurocrine Biosciences, Inc. (a)	3,582,851	157,143,845
NewLink Genetics Corp. (a)(d)(e)	1,456,947	62,867,263
Novavax, Inc. (a)(d)(e)	14,959,021	134,631,189
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	2,362,400	1,417
OncoMed Pharmaceuticals, Inc. (a)(d)	735,832	18,336,933
Ophthotech Corp. (a)(e)	3,016,835	150,902,087
Opko Health, Inc. (a)(d)	2,721,309	48,112,743
Oragenics, Inc. (a)(e)	2,545,258	1,934,396
Orexigen Therapeutics, Inc. (a)(d)(e)	9,832,709	48,180,274
Organovo Holdings, Inc. (a)(d)	1,111,017	5,566,195
Osiris Therapeutics, Inc. (a)(d)(e)	1,866,995	34,726,107
OvaScience, Inc. (a)	1,061,925	36,031,115
PolyMedix, Inc. warrants 4/10/16 (a)	2,961,167	30
Portola Pharmaceuticals, Inc. (a)(e)	2,732,341	114,266,501
Progenics Pharmaceuticals, Inc. (a)(d)(e)	4,448,736	25,046,384
ProQR Therapeutics BV (a)(e)	1,510,385	27,549,422
Proteon Therapeutics, Inc.	712,500	12,041,250
Prothena Corp. PLC (a)	666,335	26,280,252
PTC Therapeutics, Inc. (a)(e)	2,071,510	120,334,016
Puma Biotechnology, Inc. (a)	1,002,025	195,845,786
Radius Health, Inc. (a)(e)	3,687,593	177,815,734
Raptor Pharmaceutical Corp. (a)(d)	2,983,357	36,725,125
Receptos, Inc. (a)(e)	2,043,892	337,017,352
Regeneron Pharmaceuticals, Inc. (a)	1,145,670	587,224,615
Regulus Therapeutics, Inc. (a)(d)	1,898,341	26,804,575
Repligen Corp. (a)(e)	1,861,315	75,867,199
Retrophin, Inc. (a)	330,200	10,447,528
Rigel Pharmaceuticals, Inc. (a)	3,913,851	13,659,340
Sage Therapeutics, Inc. (e)	1,270,883	95,151,010
Sage Therapeutics, Inc. (e)(f)	172,110	12,885,876

	Shares	Value
Sangamo Biosciences, Inc. (a)(d)(e)	3,541,429	$ 43,382,505
Sarepta Therapeutics, Inc. (a)(d)	1,705,108	43,684,867
Seattle Genetics, Inc. (a)(d)	1,983,060	85,450,055
Sophiris Bio, Inc. (a)(e)	1,277,815	1,367,262
Sorrento Therapeutics, Inc. (a)	33,730	465,137
Spark Therapeutics, Inc. (d)	1,002,010	73,788,016
Spectrum Pharmaceuticals, Inc. (a)(d)(e)	3,903,900	24,477,453
Stemline Therapeutics, Inc. (a)(e)	1,513,299	20,838,127
Sunesis Pharmaceuticals, Inc. (a)(d)(e)	4,253,594	10,081,018
Synageva BioPharma Corp. (a)	646,025	137,868,195
Synta Pharmaceuticals Corp. (a)(d)	3,254,017	6,963,596
TESARO, Inc. (a)(d)(e)	2,149,849	126,325,127
TG Therapeutics, Inc. (a)(d)	1,855,468	29,205,066
Threshold Pharmaceuticals, Inc. (a)(d)	366,950	1,427,436
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	963,150
Tokai Pharmaceuticals, Inc. (d)	484,000	5,503,080
Ultragenyx Pharmaceutical, Inc. (a)(e)	1,904,978	165,733,086
uniQure B.V. (a)	773,496	22,230,275
United Therapeutics Corp. (a)	995,809	182,950,029
Verastem, Inc. (a)(d)(e)	1,965,033	16,997,535
Versartis, Inc. (a)(e)	2,147,969	33,379,438
Vertex Pharmaceuticals, Inc. (a)	4,995,794	640,910,412
Vical, Inc. (a)(e)	5,921,845	5,626,345
Vitae Pharmaceuticals, Inc. (e)	2,182,971	26,763,224
Vital Therapies, Inc. (a)(d)(e)	1,252,900	27,187,930
Xencor, Inc. (a)	1,252,746	22,724,812
Xenon Pharmaceuticals, Inc. (e)	808,705	11,160,129
XOMA Corp. (a)(d)(e)	6,455,612	22,723,754
Zafgen, Inc. (e)	2,613,501	85,095,593
		14,084,095,951
CAPITAL MARKETS - 0.0%
Asset Management & Custody Banks - 0.0%
RPI International Holdings LP (h)	54,958	6,479,548
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Bellerophon Therapeutics, Inc. (e)	1,074,370	9,970,154
DBV Technologies SA sponsored ADR (a)(d)	546,100	12,855,194
Zosano Pharma Corp. (e)	827,900	7,200,660
		30,026,008
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Genfit (a)(d)	195,869	8,215,544
Transgenomic, Inc. (a)	236,500	621,995
Transgenomic, Inc. warrants 2/3/17 (a)	1,419,000	1,561
		8,839,100
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	131,003
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 8.7%
Pharmaceuticals - 8.7%
Achaogen, Inc. (a)	901,382	$ 5,336,181
Adimab LLC unit (g)(h)	1,181,435	21,877,461
Aradigm Corp. (a)	159,954	1,070,092
Auris Medical Holding AG (a)	1,405,000	6,322,500
Biodel, Inc. (a)(d)(e)	3,281,200	3,806,192
Carbylan Therapeutics, Inc. (e)	2,619,696	19,621,523
Cempra, Inc. (a)	887,200	32,569,112
Collegium Pharmaceutical, Inc.	368,300	6,261,100
Dermira, Inc. (e)	1,584,200	23,763,000
Dermira, Inc. (e)(f)	875,705	13,135,575
Egalet Corp. (a)(d)(e)	1,163,326	11,540,194
Eisai Co. Ltd.	1,858,000	115,993,835
Endo Health Solutions, Inc. (a)	268,249	22,468,536
Flex Pharma, Inc.	108,600	1,938,510
GW Pharmaceuticals PLC ADR (a)(d)	1,288,843	147,069,875
Horizon Pharma PLC (a)(e)	8,784,102	284,868,428
Intra-Cellular Therapies, Inc. (a)(d)	1,670,950	43,862,438
Jazz Pharmaceuticals PLC (a)	1,036,908	185,969,450
Kura Oncology, Inc.	1,520,587	9,610,110
Nektar Therapeutics (a)	1,432,471	16,473,417
NeurogesX, Inc. (a)(e)	2,550,000	17,850
Ocular Therapeutix, Inc. (d)	936,128	22,626,214
Pacira Pharmaceuticals, Inc. (a)(d)	957,533	74,888,656
Paratek Pharmaceuticals, Inc. (a)(e)	1,727,718	51,485,996
Parnell Pharmaceuticals Holdings Ltd. (e)	692,482	3,046,921
Repros Therapeutics, Inc. (a)(d)(e)	2,427,585	17,502,888
SCYNEXIS, Inc.	509,200	4,399,488
Sun Pharmaceutical Industries Ltd. (a)	826,199	12,521,387
Tetraphase Pharmaceuticals, Inc. (a)	1,742,703	74,727,105
TherapeuticsMD, Inc. (a)	3,225,275	22,834,947
XenoPort, Inc. (a)	2,182,501	13,007,706
Zogenix, Inc. (a)(d)(e)	9,804,706	16,668,000
Zogenix, Inc. warrants 7/27/17 (a)(e)	498,465	64,616
ZS Pharma, Inc. (d)(e)	1,389,616	81,292,536
		1,368,641,839
TOTAL COMMON STOCKS (Cost $9,233,900,439)		15,498,213,449
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.0%
BIOTECHNOLOGY - 0.5%
Biotechnology - 0.5%
Jounce Therapeutics, Inc. Series B (h)	7,257,779	16,402,581
Moderna LLC Series E (h)	269,897	16,644,548
Pronutria Biosciences, Inc. Series C (h)	1,642,272	16,554,102

	Shares	Value
Seres Health, Inc. Series C 8.00% (h)	1,292,035	$ 15,715,280
Twist Bioscience Corp. Series C (h)	8,133,875	12,199,991
		77,516,502
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Allergen Research Corp. Series B (h)	1,650,640	12,379,800
Global Blood Therapeutics, Inc. Series B (h)	8,985,915	22,464,788
Kolltan Pharmaceuticals, Inc. Series D (a)(h)	10,639,609	10,639,609
MyoKardia, Inc. Series B (h)	8,237,477	22,200,001
Syros Pharmaceuticals, Inc. Series B, 6.00% (h)	860,442	2,707,037
Voyager Therapeutics, Inc. Series B (h)	5,466,667	16,400,001
		86,791,236
TOTAL CONVERTIBLE PREFERRED STOCKS		164,307,738
Nonconvertible Preferred Stocks - 0.1%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (a)(h)	207,494	12,796,155
TOTAL PREFERRED STOCKS (Cost $168,733,593)		177,103,893
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 0.15% (b)	35,261,739	35,261,739
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,620,934,537	1,620,934,537
TOTAL MONEY MARKET FUNDS (Cost $1,656,196,276)		1,656,196,276
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $11,058,830,308)		17,331,513,618
NET OTHER ASSETS (LIABILITIES) - (10.4)%		(1,635,557,323)
NET ASSETS - 100%		$ 15,695,956,295
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,021,451 or 0.2% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $223,561,527 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Adimab LLC unit	9/17/14	$ 16,800,006
Allergen Research Corp. Series B	2/26/15	$ 12,379,800
Chiasma, Inc. unit	2/26/15	$ 13,978,670
Global Blood Therapeutics, Inc. Series B	12/22/14	$ 22,464,788
JHL Biotech, Inc.	4/14/15	$ 4,121,955
Jounce Therapeutics, Inc. Series B	4/17/15	$ 16,402,581
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 10,639,609
Moderna LLC Series D, 8.00%	11/6/13	$ 4,425,847
Moderna LLC Series E	12/18/14	$ 16,644,548
MyoKardia, Inc. Series B	4/20/15	$ 22,200,001
Pronutria Biosciences, Inc. Series C	1/30/15	$ 16,554,102
RPI International Holdings LP	5/21/15	$ 6,479,548
Seres Health, Inc. Series C 8.00%	11/24/14	$ 15,715,280
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 2,707,037
Twist Bioscience Corp. Series C	5/29/15	$ 12,199,999
Voyager Therapeutics, Inc. Series B	4/10/15	$ 16,400,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,385
Fidelity Securities Lending Cash Central Fund	7,569,916
Total	$ 7,611,301
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$ 124,672,058	$ 4,082,594	$ -	$ -	$ 107,711,291
Achillion Pharmaceuticals, Inc.	87,769,772	-	-	-	71,502,722
Acorda Therapeutics, Inc.	126,918,714	-	-	-	114,316,855
Adamas Pharmaceuticals, Inc.	29,593,192	-	-	-	30,809,116
Aegerion Pharmaceuticals, Inc.	77,343,690	-	-	-	55,391,731
Akebia Therapeutics, Inc.	5,790,491	8,401,800	-	-	12,919,663
Alder Biopharmaceuticals, Inc.	8,264,767	63,207,274	-	-	92,028,077
Aldeyra Therapeutics, Inc.	5,676,463	3,018,000	-	-	7,143,924
Applied Genetic Technologies Corp.	22,821,543	26,943	-	-	22,578,165
Ardelyx, Inc.	29,190,159	-	-	-	20,300,555
Atara Biotherapeutics, Inc.	26,396,865	-	39,207,684	-	-
Bellerophon Therapeutics, Inc.	12,802,584	74,368	-	-	9,970,154
Biodel, Inc.	-	3,018,704	-	-	3,806,192
Calithera Biosciences, Inc.	20,983,814	7,846,286	-	-	18,789,462
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carbylan Therapeutics, Inc.	$ -	$ 13,246,490	$ -	$ -	$ 19,621,523
Cerulean Pharma, Inc.	15,645,230	4,642,206	490,800	-	15,590,791
Cidara Therapeutics, Inc.	-	1,408,485	-	-	1,361,892
Cidara Therapeutics, Inc. Series B	-	-	-	-	15,064,085
Dermira, Inc.	19,704,594	6,105,962	-	-	23,763,000
Dermira, Inc.	13,185,490	-	-	-	13,135,575
Dyax Corp.	107,545,440	71,023,762	-	-	260,714,058
Egalet Corp.	17,461,523	-	-	-	11,540,194
Epirus Biopharmaceuticals, Inc.	12,853,971	-	-	-	6,579,573
Epizyme, Inc.	80,350,788	14,219,555	-	-	78,160,327
Esperion Therapeutics, Inc.	67,939,105	58,959,237	5,096,374	-	177,071,873
Fate Therapeutics, Inc.	6,878,794	825,000	-	-	9,679,738
Fibrocell Science, Inc.	11,845,009	-	-	-	11,236,949
Fibrocell Science, Inc.	4,355,728	-	-	-	4,132,128
Geron Corp.	47,395,355	483,317	-	-	61,021,779
Histogenics Corp.	13,241,321	-	-	-	10,362,233
Horizon Pharma PLC	125,280,137	73,455,615	-	-	284,868,428
Hyperion Therapeutics, Inc.	59,072,193	-	92,062,169	-	-
Ignyta, Inc.	10,178,903	-	-	-	-
Immune Design Corp.	15,113,732	16,536,993	-	-	28,635,306
Intercept Pharmaceuticals, Inc.	259,372,145	5,185,661	-	-	-
Karyopharm Therapeutics, Inc.	81,985,213	12,353,982	-	-	91,956,405
KYTHERA Biopharmaceuticals, Inc.	54,184,482	14,060,114	-	-	80,454,691
La Jolla Pharmaceutical Co.	19,477,400	6,966,970	-	-	28,459,674
Macrogenics, Inc.	87,247,247	-	-	-	81,644,445
Minerva Neurosciences, Inc.	6,560,424	3,323,584	-	-	9,275,058
NeurogesX, Inc.	15,300	-	-	-	17,850
NewLink Genetics Corp.	71,346,813	-	7,491,608	-	62,867,263
Novavax, Inc.	131,868,162	3,967,200	-	-	134,631,189
Ophthotech Corp.	158,638,348	3,407,650	-	-	150,902,087
Oragenics, Inc.	1,760,606	-	-	-	1,184,124
Oragenics, Inc.	1,115,536	-	-	-	750,272
Orexigen Therapeutics, Inc.	51,734,406	4,989,839	-	-	48,180,274
Osiris Therapeutics, Inc.	32,243,004	-	-	-	34,726,107
Paratek Pharmaceuticals, Inc.	40,049,455	9,252,099	-	-	51,485,996
Parnell Pharmaceuticals Holdings Ltd.	2,936,124	-	-	-	3,046,921
Portola Pharmaceuticals, Inc.	93,948,729	10,608,000	-	-	114,266,501
Progenics Pharmaceuticals, Inc.	28,961,271	-	-	-	25,046,384
ProQR Therapeutics BV	25,711,546	-	-	-	27,549,422
PTC Therapeutics, Inc.	146,997,577	744,715	-	-	120,334,016
Radius Health, Inc.	124,452,401	36,727,477	-	-	177,815,734
Receptos, Inc.	290,260,273	-	40,760,115	-	337,017,352
Repligen Corp.	47,854,409	-	-	-	75,867,199
Repros Therapeutics, Inc.	21,372,818	990,532	-	-	17,502,888
Sage Therapeutics, Inc.	54,038,026	1,506,946	-	-	95,151,010
Sage Therapeutics, Inc.	7,478,180	-	-	-	12,885,876
Sangamo Biosciences, Inc.	57,896,240	1,679,018	-	-	43,382,505
Sophiris Bio, Inc.	1,024,808	-	-	-	1,367,262
Spectrum Pharmaceuticals, Inc.	24,321,297	-	-	-	24,477,453
Stemline Therapeutics, Inc.	22,987,012	-	-	-	20,838,127
Sunesis Pharmaceuticals, Inc.	9,442,979	-	-	-	10,081,018
TESARO, Inc.	57,175,893	63,549,603	-	-	126,325,127
Ultragenyx Pharmaceutical, Inc.	103,155,222	300,660	-	-	165,733,086
Verastem, Inc.	14,619,846	-	-	-	16,997,535
Versartis, Inc.	40,767,554	1,740,749	-	-	33,379,438
Vical, Inc.	6,040,282	-	-	-	5,626,345
Vitae Pharmaceuticals, Inc.	24,883,893	608,147	-	-	26,763,224
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vital Therapies, Inc.	$ 32,994,640	$ -	$ 5,639,991	$ -	$ 27,187,930
Xenon Pharmaceuticals, Inc.	15,134,192	-	-	-	11,160,129
XOMA Corp.	17,853,076	6,192,507	-	-	22,723,754
Zafgen, Inc.	101,011,814	-	-	-	85,095,593
Zogenix, Inc.	16,471,906	-	-	-	16,668,000
Zogenix, Inc. warrants 7/27/17	69,302	-	-	-	64,616
Zosano Pharma Corp.	8,593,602	-	-	-	7,200,660
ZS Pharma, Inc.	59,491,385	8,579,483	-	-	81,292,536
Total	$ 3,661,816,263	$ 547,317,527	$ 190,748,741	$ -	$ 4,109,190,435
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 15,498,213,449	$ 15,186,312,854	$ 255,832,851	$ 56,067,744
Preferred Stocks	177,103,893	-	-	177,103,893
Money Market Funds	1,656,196,276	1,656,196,276	-	-
Total Investments in Securities:	$ 17,331,513,618	$ 16,842,509,130	$ 255,832,851	$ 233,171,637
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Preferred Stocks
Beginning Balance	$ 137,108,646
Total Realized Gain (Loss)	(1,638,822)
Total Unrealized Gain (Loss)	1,638,838
Cost of Purchases	67,202,581
Proceeds of Sales	(27,207,350)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 177,103,893
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ (8)
Other Investments in Securities
Beginning Balance	$ 30,873,904
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,899,771
Cost of Purchases	20,294,069
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 56,067,744
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ 4,899,771

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $11,084,638,524. Net unrealized appreciation aggregated $6,246,875,094, of which $6,731,286,750 related to appreciated investment securities and $484,411,656 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 05/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 233,171,637	Last transaction price	Transaction price	$1.00 - $117.90 / $16.15	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015